UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

 (Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 through April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Reports to Stockholders.

(a)

www.manning-napier.com

Manning & Napier Fund, Inc.

Equity Series

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,096.40	$5.46	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class W
Actual	$1,000.00	$1,101.90	$0.26	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

* Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Equity Series

Portfolio Composition as of April 30, 2023

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

2

Equity Series

Investment Portfolio - April 30, 2023

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.4%

Communication Services - 8.3%
Entertainment - 2.6%
Activision Blizzard, Inc.	9,210	$715,709
Electronic Arts, Inc.	7,305	929,781
		1,645,490
Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A*	14,958	1,605,592
Meta Platforms, Inc. - Class A*	8,505	2,043,921
		3,649,513
Total Communication Services		5,295,003
Consumer Discretionary - 5.2%
Broadline Retail - 3.8%
Amazon.com, Inc.*	22,835	2,407,951
Hotels, Restaurants & Leisure - 0.7%
Domino’s Pizza, Inc.	1,479	469,538
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. - Class B	3,718	471,145
Total Consumer Discretionary		3,348,634
Consumer Staples - 10.2%
Beverages - 4.5%
The Coca-Cola Co.	25,909	1,662,062
Constellation Brands, Inc. - Class A	5,317	1,220,092
		2,882,154
Consumer Staples Distribution & Retail - 1.9%
Dollar General Corp.	2,689	595,506
Dollar Tree, Inc.*	4,109	631,594
		1,227,100
Food Products - 3.8%
Mondelez International, Inc. - Class A	31,680	2,430,490
Total Consumer Staples		6,539,744
Financials - 19.9%
Banks - 1.0%
JPMorgan Chase & Co.	4,532	626,504
Capital Markets - 9.4%
BlackRock, Inc.	873	585,958
Cboe Global Markets, Inc.	9,829	1,373,111
Intercontinental Exchange, Inc.	12,180	1,326,767
Moody’s Corp.	5,005	1,567,166
S&P Global, Inc.	3,237	1,173,671
		6,026,673
Financial Services - 7.7%
Mastercard, Inc. - Class A	5,823	2,212,915
PayPal Holdings, Inc.*	12,360	939,360
Visa, Inc. - Class A	7,576	1,763,162
		4,915,437
Insurance - 1.8%
The Progressive Corp.	8,532	1,163,765
Total Financials		12,732,379

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 16.2%
Biotechnology - 3.0%
BioMarin Pharmaceutical, Inc.*	13,349	$1,282,038
Vertex Pharmaceuticals, Inc.*	1,951	664,764
		1,946,802
Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp.*	20,430	1,064,812
IDEXX Laboratories, Inc.*	1,641	807,634
Intuitive Surgical, Inc.*	3,185	959,386
		2,831,832
Health Care Providers & Services - 3.7%
CVS Health Corp.	7,108	521,088
Humana, Inc.	1,609	853,558
UnitedHealth Group, Inc.	2,005	986,640
		2,361,286
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	1,914	1,062,079
Pharmaceuticals - 3.4%
Johnson & Johnson	11,348	1,857,668
Zoetis, Inc.	1,850	325,193
		2,182,861
Total Health Care		10,384,860
Industrials - 10.2%
Aerospace & Defense - 4.0%
L3Harris Technologies, Inc.	6,190	1,207,979
Northrop Grumman Corp.	2,871	1,324,306
		2,532,285
Building Products - 2.2%
Masco Corp.	26,055	1,394,203
Commercial Services & Supplies - 0.8%
Copart, Inc.*	6,402	506,078
Ground Transportation - 2.2%
CSX Corp.	16,167	495,357
Norfolk Southern Corp.	2,290	464,939
Union Pacific Corp.	2,405	470,658
		1,430,954
Professional Services - 1.0%
Insperity, Inc.	5,396	660,794
Total Industrials		6,524,314
Information Technology - 19.7%
Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	3,346	567,448
IT Services - 2.1%
Snowflake, Inc. - Class A*	9,232	1,367,075
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc.*	10,990	982,176
Applied Materials, Inc.	11,224	1,268,649

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2023

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	31,184	$2,007,002
		4,257,827
Software - 10.1%
DoubleVerify Holdings, Inc.*	15,743	463,159
Intuit, Inc.	2,302	1,021,973
Microsoft Corp.	6,648	2,042,665
Salesforce, Inc.*	6,847	1,358,239
ServiceNow, Inc.*	3,413	1,568,000
		6,454,036
Total Information Technology		12,646,386
Materials - 3.0%
Chemicals - 2.6%
FMC Corp.	13,522	1,671,048
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.4%
Newmont Corp.	5,962	$282,599
Total Materials		1,953,647
Real Estate - 2.7%
Specialized REITs - 2.7%
Equinix, Inc.	1,336	967,371
SBA Communications Corp.	2,988	779,539
Total Real Estate		1,746,910
Utilities - 1.0%
Electric Utilities - 1.0%
Evergy, Inc.	10,346	642,590

TOTAL COMMON STOCKS (Identified Cost $51,183,705)		61,814,467

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 4.76%[1]
(Identified Cost $1,715,129)	1,715,129	1,715,129

TOTAL INVESTMENTS - 99.1% (Identified Cost $52,898,834)		63,529,596
OTHER ASSETS, LESS LIABILITIES - 0.9%		576,687
NET ASSETS - 100%		$64,106,283

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Statement of Assets and Liabilities

April 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $52,898,834) (Note 2)	$63,529,596
Cash	4,532
Receivable for securities sold	742,588
Dividends receivable	16,731
Receivable for fund shares sold	87
Prepaid expenses	19,683

TOTAL ASSETS	64,313,217

LIABILITIES:

Accrued management fees (Note 3)	23,478
Accrued shareholder services fees (Class S) (Note 3)	13,056
Accrued fund accounting and administration fees (Note 3)	9,647
Accrued transfer agent fees (Note 3)	3,344
Accrued Chief Compliance Officer service fees (Note 3)	2,665
Directors’ fees payable (Note 3)	223
Payable for fund shares repurchased	117,531
Professional fees payable	34,982
Other payables and accrued expenses	2,008

TOTAL LIABILITIES	206,934

TOTAL NET ASSETS	$64,106,283

NET ASSETS CONSIST OF:

Capital stock	$50,202
Additional paid-in-capital	52,863,237
Total distributable earnings (loss)	11,192,844

TOTAL NET ASSETS	$64,106,283

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($64,098,123/5,019,387 shares)	$12.77

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($8,160/817 shares)	$9.99

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2023 (unaudited)

INVESTMENT INCOME:

Dividends	$360,374

EXPENSES:

Management fees (Note 3)	235,188
Shareholder services fees (Class S) (Note 3)	78,387
Fund accounting and administration fees (Note 3)	24,604
Chief Compliance Officer service fees (Note 3)	4,040
Directors’ fees (Note 3)	3,659
Professional fees	29,007
Registration and filing fees	24,318
Custodian fees	1,476
Miscellaneous	21,797

Total Expenses	422,476
Less reduction of expenses (Note 3)	(93,251)

Net Expenses	329,225

NET INVESTMENT INCOME	31,149

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	661,951

Net change in unrealized appreciation (depreciation) on investments	5,127,467

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,789,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,820,567

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)	FOR THE YEAR ENDED 10/31/22

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$31,149	$(86,295)
Net realized gain (loss) on investments	661,951	8,384,342
Net change in unrealized appreciation (depreciation) on investments	5,127,467	(22,147,696)

Net increase (decrease) from operations	5,820,567	(13,849,649)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(7,373,008)	(11,317,418)
Class W	(2,500)	(68,974)

Total distributions to shareholders	(7,375,508)	(11,386,392)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	2,805,801	8,924,566

Net increase (decrease) in net assets	1,250,860	(16,311,475)

NET ASSETS:

Beginning of period	62,855,423	79,166,898

End of period	$64,106,283	$62,855,423

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Financial Highlights - Class S*

			FOR THE YEAR ENDED
	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)		10/31/22		10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.13		$18.71		$14.32	$13.89	$14.28	$14.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01		(0.02)		0.02	0.01	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	1.18		(2.85)		5.67	1.81	1.86	1.07
Total from investment operations	1.19		(2.87)		5.65	1.82	1.88	1.05
Less distributions to shareholders:
From net investment income	—		—		(0.00)[2]	(0.03)	(0.01)	—
From net realized gain on investments	(1.55)		(2.71)		(1.26)	(1.36)	(2.26)	(1.04)
Total distributions to shareholders	(1.55)		(2.71)		(1.26)	(1.39)	(2.27)	(1.04)
Less distributions to shareholders:
Net asset value - End of period	$12.77		$13.13		$18.71	$14.32	$13.89	$14.28
Net assets - End of period (000’s omitted)	64,098		$62,848		$78,687	$59,789	$63,701	$69,562
Total return[3]	9.64%		(17.78%	)[4]	41.71%	14.00% [5]	16.88%	7.67%

Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.05%	[6]	1.05%		1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.10%	[6]	(0.13% )		(0.15% )	0.04%	0.12%	(0.17% )
Series portfolio turnover	22%		44%		35%	49%	48%	45%

*Effective March 1, 2017, Class A shares of the Series have been designated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.30%	[6]	0.26%	0.24%	0.26%	0.24%	0.17%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (17.84%).

5Includes litigation proceeds. Excluding this amount, the total return would have been 13.76%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Financial Highlights - Class W

			FOR THE YEAR ENDED
	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)		10/31/22		10/31/21	10/31/20	FOR THE PERIOD 3/1/19[1] TO 10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.39		$18.87		$14.42	$13.98	$12.53
Income (loss) from investment operations:
Net investment income[2]	0.06		0.13		0.14	0.14	0.09
Net realized and unrealized gain (loss) on investments	1.06		(2.90)		5.72	1.82	1.36
Total from investment operations	1.12		(2.77)		5.86	1.96	1.45
Less distributions to shareholders:
From net investment income	(2.97)		—		(0.15)	(0.16)	—
From net realized gain on investments	(1.55)		(2.71)		(1.26)	(1.36)	—
Total distributions to shareholders	(4.52)		(2.71)		(1.41)	(1.52)	—

Net asset value - End of period	$9.99		$13.39		$18.87	$14.42	$13.98
Net assets - End of period (000’s omitted)	$8		$7		$480	$358	$369
Total return[3]	10.19%		(17.00%	)[4]	43.17%	15.15% [5]	11.57%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6]	0.05%		0.05%	0.05%	0.05%	[6]
Net investment income	1.09%	[6]	0.83%		0.85%	1.03%	1.04%	[6]
Series portfolio turnover	22%		44%		35%	49%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	1.05%	[6]	1.01%		0.99%	1.01%	1.00%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (17.06%).

5Includes litigation proceeds. Excluding this amount, the total return would have been 14.99%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Notes to Financial Statements (unaudited)

1.    Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

10

Equity Series

Notes to Financial Statements (unaudited) (continued)

2.    Significant Accounting Policies (continued)

Fair Value (continued)

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,295,003	$5,295,003	$—	$—
Consumer Discretionary	3,348,634	3,348,634	—	—
Consumer Staples	6,539,744	6,539,744	—	—
Financials	12,732,379	12,732,379	—	—
Health Care	10,384,860	10,384,860	—	—
Industrials	6,524,314	6,524,314	—	—
Information Technology	12,646,386	12,646,386	—	—
Materials	1,953,647	1,953,647	—	—
Real Estate	1,746,910	1,746,910	—	—
Utilities	642,590	642,590	—	—
Short-Term Investment	1,715,129	1,715,129	—	—
Total assets	$63,529,596	$63,529,596	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2022 or April 30, 2023.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

11

Equity Series

Notes to Financial Statements (unaudited) (continued)

2.    Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2019 through October 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.    Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

12

Equity Series

Notes to Financial Statements (unaudited) (continued)

3.    Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $29 in management fees for Class W shares for the six months ended on April 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $93,211 and $11 for Class S and Class W shares, respectively, for six months ended on April 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended on April 30, 2023, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2023	2024	2025	2026	TOTAL
Class S	$158,100	$173,456	$181,893	$93,211	$606,660
Class W	872	1,047	766	11	2,696

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

13

Equity Series

Notes to Financial Statements (unaudited) (continued)

3.    Transactions with Affiliates (continued)

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.    Purchases and Sales of Securities

For the six months ended on April 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $13,165,104 and $16,251,723, respectively. There were no purchases or sales of U.S. Government securities.

5.    Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	121,317	$1,541,581	760,456	$11,008,143
Reinvested	596,634	7,255,070	694,995	10,987,877
Repurchased	(485,424)	(5,993,350)	(873,224)	(12,728,327)
Total	232,527	$2,803,301	582,227	$9,267,693

CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	264	2,500	4,314	68,974
Repurchased	—	—	(29,182)	(412,101)
Total	264	$2,500	(24,868)	$(343,127)

At April 30, 2023, the Advisor and its affiliates owned 14.2% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.    Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended on April 30, 2023 , the Series did not borrow under the line of credit.

7.    Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2023.

14

Equity Series

Notes to Financial Statements (unaudited) (continued)

8.    Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.    Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of the current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2022, were as follows:

Ordinary income	$3,470,329
Long-term capital gains	7,916,063

At April 30, 2023, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$52,903,480
Unrealized appreciation	12,363,069
Unrealized depreciation	(1,736,953)
Net unrealized appreciation	$10,626,116

10.  Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

15

Equity Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

16

{This page intentionally left blank}

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/23-SAR

18

www.manning-napier.com

Manning & Napier Fund, Inc.

Overseas Series

Overseas Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,229.10	$5.80	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class I
Actual	$1,000.00	$1,231.10	$4.15	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class W
Actual	$1,000.00	$1,235.60	$0.28	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Class Z
Actual	$1,000.00	$1,232.10	$3.60	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

* Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Overseas Series

Portfolio Composition as of April 30, 2023
(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk.

Sector Allocation[3]

3As a percentage of net assets.

2

Overseas Series

Investment Portfolio - April 30, 2023
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 94.0%

Communication Services - 6.1%
Diversified Telecommunication Services - 1.3%
Cellnex Telecom S.A. - ADR (Spain)	399,688	$8,393,448
Interactive Media & Services - 4.8%
Auto Trader Group plc (United Kingdom)[1]	2,650,966	21,199,710
Tencent Holdings Ltd. (China)	211,700	9,402,892
		30,602,602
Total Communication Services		38,996,050
Consumer Discretionary - 9.0%
Broadline Retail - 1.8%
MercadoLibre, Inc. (Brazil)*	9,171	11,715,861
Hotels, Restaurants & Leisure - 1.5%
Restaurant Brands International, Inc. (Canada)	135,567	9,507,314
Household Durables - 3.7%
Nikon Corp. (Japan)	644,100	6,658,109
Sony Group Corp. (Japan)	183,200	16,574,790
		23,232,899
Textiles, Apparel & Luxury Goods - 2.0%
lululemon athletica, Inc. (United States)*	34,068	12,943,455
Total Consumer Discretionary		57,399,529
Consumer Staples - 20.3%
Beverages - 4.3%
Diageo plc (United Kingdom)	240,336	10,963,193
Heineken N.V. (Netherlands)	142,639	16,378,544
		27,341,737
Food Products - 6.3%
Danone S.A. (France)	110,117	7,287,946
Kerry Group plc - Class A (Ireland)	109,217	11,503,240
Nestle S.A. (United States)	164,108	21,053,346
		39,844,532
Household Products - 3.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	8,464,000	19,131,620
Personal Care Products - 6.7%
Beiersdorf AG (Germany)	118,566	16,555,299
L’Oreal S.A. (France)	7,409	3,540,888
Unilever plc - ADR (United Kingdom)	412,096	22,883,691
		42,979,878
Total Consumer Staples		129,297,767
Financials - 16.5%
Banks - 4.4%
FinecoBank Banca Fineco S.p.A. (Italy)	800,676	12,136,402
HDFC Bank Ltd. - ADR (India)	223,945	15,631,361
		27,767,763
Capital Markets - 5.6%
Avanza Bank Holding AB (Sweden)	460,710	9,802,672
Deutsche Boerse AG (Germany)	101,243	19,307,915
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intermediate Capital Group plc (United Kingdom)	389,938	$6,402,729
		35,513,316
Financial Services - 1.1%
Adyen N.V. (Netherlands)*1	4,261	6,846,795
Insurance - 5.4%
Admiral Group plc (United Kingdom)	796,587	23,152,095
RenaissanceRe Holdings Ltd. (Bermuda)	53,517	11,528,097
		34,680,192
Total Financials		104,808,066
Health Care - 14.0%
Health Care Equipment & Supplies - 8.0%
Alcon, Inc. (Switzerland)	272,485	19,749,713
Medtronic plc (United States)	344,598	31,341,188
		51,090,901
Pharmaceuticals - 6.0%
AstraZeneca plc - ADR (United Kingdom)	168,437	12,332,957
Novartis AG - ADR (Switzerland)	248,309	25,469,054
		37,802,011
Total Health Care		88,892,912
Industrials - 11.8%
Aerospace & Defense - 5.1%
Airbus SE (France)	72,651	10,173,655
BAE Systems plc (United Kingdom)	1,741,940	22,192,288
		32,365,943
Commercial Services & Supplies - 1.5%
Cleanaway Waste Management Ltd. (Australia)	5,975,994	9,624,088
Ground Transportation - 1.9%
Canadian National Railway Co. (Canada)	102,071	12,174,008
Machinery - 0.4%
Techtronic Industries Co. Ltd. (Hong Kong)	229,500	2,482,843
Trading Companies & Distributors - 2.0%
Brenntag SE (Germany)	85,462	6,965,552
IMCD N.V. (Netherlands)	37,444	5,636,795
		12,602,347
Transportation Infrastructure - 0.9%
Auckland International Airport Ltd. (New Zealand)*	1,112,147	6,089,402
Total Industrials		75,338,631
Information Technology - 11.1%
Electronic Equipment, Instruments & Components - 2.7%
Keyence Corp. (Japan)	23,400	10,552,377

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2023
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Softwareone Holding AG (Germany)	425,017	$6,411,186
		16,963,563
IT Services - 0.5%
Keywords Studios plc (Ireland)	91,845	3,124,460
Semiconductors & Semiconductor Equipment - 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	212,580	17,920,494
Tokyo Electron Ltd. (Japan)	68,400	7,832,177
		25,752,671
Software - 0.9%
Atlassian Corp. - Class A (United States)*	39,529	5,836,852
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (South Korea)	384,366	18,912,381
Total Information Technology		70,589,927

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials - 5.2%
Chemicals - 4.8%
Air Liquide S.A. (France)	115,728	$20,818,337
Linde plc (United States)	26,058	9,627,128
		30,445,465
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	149,641	2,849,165
Total Materials		33,294,630
TOTAL COMMON STOCKS (Identified Cost $553,729,121)		598,617,512

SHORT-TERM INVESTMENT - 4.9%

Dreyfus Government Cash Management, Institutional Shares, 4.76%[2]
(Identified Cost $31,307,642)	31,307,642	31,307,642

TOTAL INVESTMENTS - 98.9% (Identified Cost $585,036,763)		629,925,154
OTHER ASSETS, LESS LIABILITIES - 1.1%		6,876,448
NET ASSETS - 100%		$636,801,602

ADR - American Depositary Receipt

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $28,046,505, which represented 4.4% of the Series’ Net Assets.

*Non-income producing security.

2Rate shown is the current yield as of April 30, 2023.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 18.7% and United States - 12.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Statement of Assets and Liabilities

April 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $585,036,763) (Note 2)	$629,925,154
Foreign currency, at value (identified cost $38,118)	36,953
Receivable for securities sold	3,132,659
Foreign tax reclaims receivable	2,666,522
Dividends receivable	1,197,648
Receivable for fund shares sold	338,156
Prepaid expenses	26,602
TOTAL ASSETS	637,323,694

LIABILITIES:

Accrued management fees (Note 3)	148,517
Accrued sub-transfer agent fees (Note 3)	106,885
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	34,635
Accrued fund accounting and administration fees (Note 3)	21,889
Directors’ fees payable (Note 3)	3,339
Accrued Chief Compliance Officer service fees (Note 3)	2,665
Payable for fund shares repurchased	122,988
Professional fees payable	44,562
Payable for securities purchased	10,985
Other payables and accrued expenses	25,627

TOTAL LIABILITIES	522,092

TOTAL NET ASSETS	$636,801,602

NET ASSETS CONSIST OF:

Capital stock	$208,481
Additional paid-in-capital	1,011,693,710
Total distributable earnings (loss)	(375,100,589)

TOTAL NET ASSETS	$636,801,602

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($170,191,698/5,581,376 shares)	$30.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($90,147,863/2,960,572 shares)	$30.45

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($277,312,990/9,054,958 shares)	$30.63

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($99,149,051/3,251,174 shares)	$30.50

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $697,585)	$5,448,855

EXPENSES:

Management fees (Note 3)	1,775,629
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	200,502
Sub-transfer agent fees (Note 3)	149,579
Fund accounting and administration fees (Note 3)	57,501
Directors’ fees (Note 3)	31,127
Chief Compliance Officer service fees (Note 3)	4,040
Custodian fees	23,680
Miscellaneous	200,654
Total Expenses	2,442,712
Less reduction of expenses (Note 3)	(926,181)
Net Expenses	1,516,531
NET INVESTMENT INCOME	3,932,324

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(33,792,198)
Foreign currency and translation of other assets and liabilities	88,101
(33,704,097)
Net change in unrealized appreciation (depreciation) on-
Investments	152,952,084
Foreign currency and translation of other assets and liabilities	276,890
153,228,974

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	119,524,877

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,457,201

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/23	YEAR ENDED
	(UNAUDITED)	10/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,932,324	$9,110,861
Net realized gain (loss) on investments and foreign currency	(33,704,097)	5,724,448
Net change in unrealized appreciation (depreciation) on investments and foreign currency	153,228,974	(266,504,455)

Net increase (decrease) from operations	123,457,201	(251,669,146)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(736,549)	(3,088,719)
Class I	(660,025)	(2,089,931)
Class W	(3,759,651)	(7,823,713)
Class Z	(770,341)	(2,171,060)

Total distributions to shareholders	(5,926,566)	(15,173,423)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(24,598,849)	19,439,169

Net increase (decrease) in net assets	92,931,786	(247,403,400)

NET ASSETS:

Beginning of period	543,869,816	791,273,216

End of period	$636,801,602	$543,869,816

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)		FOR THE YEAR ENDED
			10/31/22		10/31/21	10/31/20		10/31/19	FOR THE PERIOD 9/21/18[1] TO 10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.91		$37.19		$27.36	$24.14		$22.17	$24.72
Income (loss) from investment operations:
Net investment income[2]	0.11		0.26		0.18	0.19		0.35	0.01
Net realized and unrealized gain (loss) on investments	5.60		(12.02)		9.83	3.34	[3]	1.81	(2.56)
Total from investment operations	5.71		(11.76)		10.01	3.53		2.16	(2.55)
Less distributions to shareholders:
From net investment income	(0.13)		(0.52)		(0.18)	(0.31)		(0.19)	—
	a		a		a	a		a
Net asset value - End of period	$30.49		$24.91		$37.19	$27.36		$24.14	$22.17
Net assets - End of period (000’s omitted)	$170,192		$147,439		$222,471	$190,201		$272,760	$500,950
Total return[4]	22.96%		(32.00%	)[5]	36.72%	14.70%	[3]	9.88%	(10.32%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[6]	1.05%		1.05%	1.05%		1.05%	1.05%	[6]
Net investment income	0.79%	[6]	0.87%		0.53%	0.77%		1.55%	0.38%	[6]
Series portfolio turnover	27%		40%		47%	66%		43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.05%	[6]	0.04%		0.03%	0.06%		0.04%	0.06%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.39. Excluding the proceeds from the settlement, the total return would have been 10.21%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the total return would have been (32.32%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/23 (UNAUDITED)		10/31/22		10/31/21		10/31/20		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.92		$37.24		$27.39		$24.22		$22.18	$24.73
Income (loss) from investment operations: Net investment income[1]	0.15		0.35		0.28		0.27		0.42	0.41
Net realized and unrealized gain (loss) on investments	5.60		(12.02)		9.85		3.34	[2]	1.81	(2.51)
Total from investment operations	5.75		(11.67)		10.13		3.61		2.23	(2.10)
Less distributions to shareholders:
From net investment income	(0.22)		(0.65)		(0.28)		(0.44)		(0.19)	(0.45)

Net asset value - End of period	$30.45		$24.92		$37.24		$27.39		$24.22	$22.18
Net assets - End of period (000’s omitted)	$90,148		$85,187		$117,732		$52,357		$74,325	$140,653
Total return[3]	23.16%		(31.79%	)[4]	37.16%		15.02%	[2]	10.18%	(8.69% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	[5]	0.75%	[6]	0.75%	[6]	0.75%		0.75%	0.75%
Net investment income	1.08%	[5]	1.16%		0.81%		1.10%		1.86%	1.62%
Series portfolio turnover	27%		40%		47%		66%		43%	34%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%	[5]	0.02%		N/A		0.04%		0.05%	0.02%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.60. Excluding the proceeds from the settlement, the total return would have been 10.57%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (32.10%).

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/23 (UNAUDITED)		10/31/22		10/31/21	10/31/20		FOR THE PERIOD 3/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$25.15		$37.57		$27.59	$24.31		$22.95
Income (loss) from investment operations:
Net investment income[2]	0.25		0.57		0.53	0.45		0.35
Net realized and unrealized gain (loss) on investments	5.64		(12.10)		9.91	3.363		1.01
Total from investment operations	5.89		(11.53)		10.44	3.81		1.36
Less distributions to shareholders:
From net investment income	(0.41)		(0.89)		(0.46)	(0.53)		—

Net asset value - End of period	$30.63		$25.15		$37.57	$27.59		$24.31
Net assets - End of period (000’s omitted)	$277,313		$230,788		$331,922	$267,777		$107,192
Total return[4]	23.60%		(31.31%	)[5]	38.13%	15.80%	[3]	5.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6]	0.05%		0.05%	0.05%		0.05%	[6]
Net investment income	1.79%	[6]	1.87%		1.51%	1.78%		2.23%	[6]
Series portfolio turnover	27%		40%		47%	66%		43%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.66%	[6]	0.65%		0.64%	0.66%		0.67%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.35. Excluding the proceeds from the settlement, the total return would have been 11.44%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the total return would have been (31.61%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)		FOR THE YEAR ENDED
			10/31/22		10/31/21	10/31/20		10/31/19	FOR THE PERIOD 5/1/18[1] TO 10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.96		$37.29		$27.41	$24.24		$22.19	$24.85
Income (loss) from investment operations: Net investment income[2]	0.17		0.38		0.33	0.29		0.44	0.13
Net realized and unrealized gain (loss) on investments	5.61		(12.04)		9.85	3.343		1.82	(2.79)
Total from investment operations	5.78		(11.66)		10.18	3.63		2.26	(2.66)
Less distributions to shareholders:
From net investment income	(0.24)		(0.67)		(0.30)	(0.46)		(0.21)	—

Net asset value - End of period	$30.50		$24.96		$37.29	$27.41		$24.24	$22.19
Net assets - End of period (000’s omitted)	$99,149		$80,456		$119,148	$72,614		$50,566	$104,538
Total return[4]	23.26%		(31.75%	)[5]	37.31%	15.11%	[3]	10.36%	(10.71%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[6]	0.65%		0.65%	0.65%		0.65%	0.65%	[6]
Net investment income	1.20%	[6]	1.27%		0.94%	1.14%		1.95%	1.04%	[6]
Series portfolio turnover	27%		40%		47%	66%		43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.06%	[6]	0.05%		0.04%	0.06%		0.07%	0.09%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.34. Excluding the proceeds from the settlement, the total return would have been 11.91%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the total return would have been (32.05%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue four classes of shares (Class I, S, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, 75 million have been designated as Overseas Series Class W common stock and 100 million have been designated as Overseas Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities: Communication Services	$38,996,050	$8,393,448	$30,602,602	$—
Consumer Discretionary	57,399,529	34,166,630	23,232,899	—
Consumer Staples	129,297,767	42,015,311	87,282,456	—
Financials	104,808,066	27,159,458	77,648,608	—
Health Care	88,892,912	88,892,912	—	—
Industrials	75,338,631	12,174,008	63,164,623	—
Information Technology	70,589,927	23,757,346	46,832,581	—
Materials	33,294,630	12,476,293	20,818,337	—
Short-Term Investment	31,307,642	31,307,642	—	—
Total assets	$629,925,154	$280,343,048	$349,582,106	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2022 or April 30, 2023.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2019 through October 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit(a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Pursuant to the advisory fee waiver, the Advisor waived $770,064 in management fees for Class W shares for the six months ended April 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $43,948, $13,089, $73,282, and $25,798 and for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2023, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2023	2024	2025	2026	TOTAL
Class S	$119,905	$75,098	$80,651	$43,948	$319,602
Class I	25,538	—	21,856	13,089	60,483
Class W	161,408	136,130	147,958	73,282	518,778
Class Z	33,168	45,611	53,288	25,798	157,865

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $150,126,356 and $176,716,015, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	94,851	$2,728,743	559,575	$17,428,907
Reinvested	25,430	703,145	86,042	2,934,016
Repurchased	(458,026)	(12,868,648)	(708,497)	(21,449,012)
Total	(337,745)	$(9,436,760)	(62,880)	$(1,086,089)

16

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	85,351	$2,404,955	578,844	$16,639,975
Reinvested	22,569	622,453	58,053	1,975,529
Repurchased	(565,728)	(15,531,081)	(379,993)	(11,042,981)
Total	(457,808)	$(12,503,673)	256,904	$7,572,523

CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	169,948	$4,801,662	659,293	$19,590,486
Reinvested	129,765	3,589,307	217,972	7,439,380
Repurchased	(421,004)	(11,875,757)	(535,599)	(15,975,416)
Total	(121,291)	$(3,484,788)	341,666	$11,054,450

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	60,406	$1,729,948	100,226	$3,243,822
Reinvested	27,500	759,274	60,999	2,077,626
Repurchased	(59,520)	(1,662,850)	(134,013)	(3,423,163)
Total	28,386	$826,372	27,212	$1,898,285

At April 30, 2023, the Advisor and its affiliates owned 0.7% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended April 30, 2023, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2023.

17

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2022 were as follows:

Ordinary income	$15,173,423

At April 30, 2023, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$587,317,276
Unrealized appreciation	61,239,214
Unrealized depreciation	(18,631,336)
Net unrealized appreciation	$42,607,878

At October 31, 2022, the Series had net short-term capital loss carryforwards of $27,133,177 and net long-term capital loss carryforwards of $359,850,320, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

18

Overseas Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

19

{This page intentionally left blank}

20

{This page intentionally left blank}

21

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/23-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,073.50	$4.63	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$1,074.90	$3.34	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class R
Actual	$1,000.00	$1,071.90	$5.65	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class L
Actual	$1,000.00	$1,070.70	$8.32	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class W
Actual	$1,000.00	$1,077.60	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series - as of April 30, 2023

(unaudited)

Asset Allocation[1]

1As a percentage of net assets. [2]A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[3]

Financials	5.9%
Communication Services	4.8%
Industrials	3.9%
Information Technology	3.4%
Real Estate	3.2%
Consumer Discretionary	3.0%
Consumer Staples	2.9%
Health Care	2.8%
Energy	1.9%
Materials	1.5%
Utilities	1.2%

[3]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[4]

Amazon.com, Inc.	0.7%
Alphabet, Inc. - Class A	0.6%
Johnson & Johnson	0.6%
Micron Technology, Inc.	0.6%
Mastercard, Inc. - Class A	0.6%

4As a percentage of total investments.

Top Five Bond Holdings[5]

U.S. Treasury Note, 3.125%, 11/15/2028	6.1%
U.S. Treasury Note, 2%, 11/15/2026	6.0%
U.S. Treasury Note, 2.25%, 11/15/2025	6.0%
U.S. Treasury Note, 1.75%, 11/15/2029	5.9%
U.S. Treasury Note, 2.25%, 11/15/2027	5.1%

5As a percentage of total investments.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 17.3%

Communication Services - 1.8%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	4,265	$89,565
Cellnex Telecom S.A. (Spain)[2]	3,629	152,795
Helios Towers plc (Tanzania)*	33,162	43,347
		285,707
Entertainment - 0.5%
Activision Blizzard, Inc.	14,092	1,095,089
Electronic Arts, Inc.	5,517	702,204
		1,797,293
Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A*	22,041	2,365,881
Auto Trader Group plc (United Kingdom)[2]	23,305	186,370
Meta Platforms, Inc. - Class A*	8,121	1,951,639
Tencent Holdings Ltd. (China)	1,700	75,507
		4,579,397
Media - 0.0%##
Comcast Corp. - Class A	1,619	66,978
Omnicom Group, Inc.	179	16,212
Paramount Global - Class B	492	11,478
		94,668
Total Communication Services		6,757,065
Consumer Discretionary - 1.0%
Broadline Retail - 0.7%
Amazon.com, Inc.*	24,122	2,543,665
eBay, Inc.	350	16,250
MercadoLibre, Inc. (Brazil)*	77	98,367
		2,658,282
Distributors - 0.0%##
Genuine Parts Co.	119	20,029
Hotels, Restaurants & Leisure - 0.0%##
Meituan - Class B (China)*2	70	1,196
Monarch Casino & Resort, Inc.	585	40,576
Restaurant Brands International, Inc. (Canada)	1,182	82,894
		124,666
Household Durables - 0.1%
Nikon Corp. (Japan)	5,600	57,888
Sony Group Corp. (Japan)	1,600	144,758
		202,646
Specialty Retail - 0.0%##
The Home Depot, Inc.	339	101,883
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. *	297	112,839
NIKE, Inc. - Class B	5,585	707,731
		820,570
Total Consumer Discretionary		3,928,076
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples - 2.0%
Beverages - 0.6%
The Coca-Cola Co.	18,511		$1,187,480
Diageo plc (United Kingdom)	2,113		96,387
Heineken N.V. - ADR (Netherlands)	18,060		1,037,908
Heineken N.V. (Netherlands)	1,230		141,235
			2,463,010
Consumer Staples Distribution & Retail - 0.0%##
Sysco Corp.	235		18,034
Food Products - 0.8%
Archer-Daniels-Midland Co.	329		25,688
Bunge Ltd.	128		11,981
Campbell Soup Co.	275		14,932
Conagra Brands, Inc.	405	.	15,374
Danone S.A. (France)	1,090		72,140
General Mills, Inc.	374		33,148
The J.M. Smucker Co.	97		14,978
Kellogg Co.	186		12,977
Kerry Group plc - Class A (Ireland)	939		98,900
The Kraft Heinz Co.	522		20,499
Mondelez International, Inc. - Class A	19,216		1,474,252
Nestle S.A. - ADR	8,013		1,027,747
Nestle S.A.	1,416		181,658
Tyson Foods, Inc. - Class A	241		15,060
			3,019,334
Household Products - 0.1%
Colgate-Palmolive Co.	453		36,149
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	69,400		156,869
			193,018
Personal Care Products - 0.5%
Beiersdorf AG (Germany)	1,023		142,841
L’Oreal S.A. (France)	75		35,844
Unilever plc - ADR (United Kingdom)	33,021		1,833,656
			2,012,341
Total Consumer Staples			7,705,737
Energy - 0.1%
Energy Equipment & Services - 0.0%##
Halliburton Co.	466		15,261
Schlumberger N.V.	551		27,192
			42,453
Oil, Gas & Consumable Fuels - 0.1%
Chevron Corp.	515		86,819
ConocoPhillips	444		45,683
Coterra Energy, Inc.	531		13,594
Devon Energy Corp.	364		19,448
Diamondback Energy, Inc.	113		16,069
EOG Resources, Inc.	260		31,062
Exxon Mobil Corp.	826		97,749

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy Parent LLC*3	2,353	$105,885
Marathon Oil Corp.	395	9,543
Marathon Petroleum Corp.	244	29,768
Phillips 66	193	19,107
Valero Energy Corp.	154	17,659
		492,386
Total Energy		534,839
Financials - 2.8%
Banks - 0.2%
Bank of America Corp.	2,078	60,844
Citigroup, Inc.	935	44,010
Fifth Third Bancorp.	519	13,598
FinecoBank Banca Fineco S.p.A. (Italy)	7,367	111,667
HDFC Bank Ltd. - ADR (India)	1,926	134,435
Huntington Bancshares, Inc.	875	9,800
JPMorgan Chase & Co.	790	109,209
Regions Financial Corp.	784	14,316
Truist Financial Corp.	580	18,896
U.S. Bancorp	781	26,773
Wells Fargo & Co.	1,109	44,083
		587,631
Capital Markets - 1.1%
Avanza Bank Holding AB (Sweden)	3,230	68,726
Deutsche Boerse AG (Germany)	873	166,488
Intercontinental Exchange, Inc.	19,846	2,161,825
Intermediate Capital Group plc (United Kingdom)	3,364	55,236
Moody’s Corp.	4,024	1,259,995
S&P Global, Inc.	1,338	485,132
		4,197,402
Financial Services - 1.2%
Adyen N.V. (Netherlands)*2	38	61,060
Mastercard, Inc. - Class A	5,694	2,163,891
PayPal Holdings, Inc.*	10,228	777,328
Visa, Inc. - Class A	7,681	1,787,599
		4,789,878
Insurance - 0.3%
Admiral Group plc - ADR (United Kingdom)	26,097	754,725
Admiral Group plc (United Kingdom)	6,871	199,700
The Hartford Financial Services Group, Inc.	173	12,281
RenaissanceRe Holdings Ltd. (Bermuda)	462	99,520
The Travelers Companies, Inc.	151	27,352
		1,093,578
Total Financials		10,668,489
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 2.8%
Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc.*	11,118	$1,067,773
Gilead Sciences, Inc.	621	51,052
Vertex Pharmaceuticals, Inc.*	2,791	950,977
		2,069,802
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	554	61,200
Alcon, Inc. (Switzerland)	11,878	860,917
Baxter International, Inc.	320	15,258
IDEXX Laboratories, Inc.*	1,466	721,507
Intuitive Surgical, Inc.*	2,338	704,252
Medtronic plc	11,865	1,079,122
		3,442,256
Health Care Providers & Services - 0.0%##
CVS Health Corp.	431	31,597
Quest Diagnostics, Inc.	105	14,575
		46,172
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,246	691,405
Pharmaceuticals - 1.2%
AstraZeneca plc - ADR (United Kingdom)	1,470	107,633
Bristol-Myers Squibb Co.	842	56,220
Johnson & Johnson	13,314	2,179,502
Merck & Co., Inc.	884	102,076
Novartis AG - ADR (Switzerland)	15,585	1,598,554
Pfizer, Inc.	1,664	64,713
Zoetis, Inc.	2,240	393,747
		4,502,445
Total Health Care		10,752,080
Industrials - 2.2%
Aerospace & Defense - 0.8%
Airbus SE (France)	607	85,001
BAE Systems plc - ADR (United Kingdom)	13,558	702,847
BAE Systems plc (United Kingdom)	15,022	191,380
General Dynamics Corp.	154	33,624
L3Harris Technologies, Inc.	5,123	999,753
Lockheed Martin Corp.	117	54,341
Northrop Grumman Corp.	2,323	1,071,530
Raytheon Technologies Corp.	445	44,456
		3,182,932
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	127	12,811
FedEx Corp.	100	22,778
United Parcel Service, Inc. - Class B	295	53,044
		88,633

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 0.4%
Masco Corp.	28,135	$1,505,504
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd. (Australia)	58,789	94,677
Copart, Inc.*	8,966	708,763
		803,440
Electrical Equipment - 0.0%##
Emerson Electric Co.	352	29,308
Ground Transportation - 0.6%
Canadian National Railway Co. (Canada)	6,861	818,311
CSX Corp.	23,902	732,357
Norfolk Southern Corp.	116	23,552
Union Pacific Corp.	3,820	747,574
		2,321,794
Industrial Conglomerates - 0.0%##
3M Co.	295	31,335
Honeywell International, Inc.	304	60,751
		92,086
Machinery - 0.1%
Caterpillar, Inc.	261	57,107
Cummins, Inc.	110	25,854
Techtronic Industries Co. Ltd. (Hong Kong)	2,000	21,637
		104,598
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	98	14,250
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	705	57,461
IMCD N.V. (Netherlands)	329	49,527
		106,988
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)*	9,703	53,127
Total Industrials		8,302,660
Information Technology - 2.3%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,533	72,434
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	439	14,584
Keyence Corp. (Japan)	200	90,191
Softwareone Holding AG (Germany)	3,666	55,300
TE Connectivity Ltd.	176	21,537
		181,612
IT Services - 0.0%##
Cognizant Technology Solutions Corp. - Class A	257	15,346
	SHARES/ PRINCIAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	291	$36,785
Keywords Studios plc (Ireland)	783	26,637
		78,768
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	269	48,388
Applied Materials, Inc.	6,072	686,318
Broadcom, Inc.	104	65,156
Microchip Technology, Inc.	300	21,897
Micron Technology, Inc.	33,626	2,164,169
QUALCOMM, Inc.	494	57,699
Skyworks Solutions, Inc.	116	12,284
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	13,215	1,114,025
Texas Instruments, Inc.	313	52,334
Tokyo Electron Ltd. (Japan)	600	68,703
		4,290,973
Software - 1.1%
Atlassian Corp. - Class A *	341	50,352
Intuit, Inc.	1,751	777,356
Microsoft Corp.	4,645	1,427,223
Salesforce, Inc.*	3,583	710,760
ServiceNow, Inc.*	3,072	1,411,338
		4,377,029
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	196	12,327
Total Information Technology		9,013,143
Materials - 1.1%
Chemicals - 0.9%
Air Liquide S.A. - ADR (France)	33,168	1,192,390
Air Liquide S.A. (France)	959	172,515
Dow, Inc.	379	20,617
FMC Corp.	14,400	1,779,552
International Flavors & Fragrances, Inc.	167	16,192
Linde plc	229	84,604
PPG Industries, Inc.	135	18,935
		3,284,805
Containers & Packaging - 0.0%##
Packaging Corp. of America	84	11,362
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	24,949	475,029
Newmont Corp.	7,170	339,858
		814,887
Total Materials		4,111,054
Real Estate - 1.0%
Health Care REITs - 0.1%
CareTrust REIT, Inc.	3,613	70,417
Community Healthcare Trust, Inc.	1,753	62,740

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Health Care REITs (continued)
Healthcare Realty Trust, Inc.	6,453	$127,640
Ventas, Inc.	1,309	62,897
Welltower, Inc.	1,284	101,719
		425,413
Industrial REITs - 0.3%
Americold Realty Trust, Inc.	2,906	85,988
LXP Industrial Trust	7,547	70,942
Prologis, Inc.	4,155	520,414
Rexford Industrial Realty, Inc.	2,116	118,009
STAG Industrial, Inc.	1,709	57,884
Terreno Realty Corp.	1,759	108,337
		961,574
Office REITs - 0.0%##
Brandywine Realty Trust	3,815	14,993
Cousins Properties, Inc.	3,119	68,026
Equity Commonwealth	3,038	62,947
		145,966
Residential REITs - 0.2%
American Homes 4 Rent - Class A	1,377	45,799
Apartment Income REIT Corp.	1,356	50,145
AvalonBay Communities, Inc.	189	34,090
Camden Property Trust	404	44,460
Equity LifeStyle Properties, Inc.	1,948	134,217
Essex Property Trust, Inc.	173	38,013
Flagship Communities REIT	3,370	55,605
Invitation Homes, Inc.	3,340	111,456
Mid-America Apartment Communities, Inc.	641	98,586
Sun Communities, Inc.	1,234	171,440
UDR, Inc.	2,869	118,576
		902,387
Retail REITs - 0.1%
Agree Realty Corp.	1,429	97,158
Getty Realty Corp.	3,604	120,121
Realty Income Corp.	1,233	77,482
		294,761
Specialized REITs - 0.3%
American Tower Corp.	462	94,428
Digital Realty Trust, Inc.	472	46,799
Equinix, Inc.	592	428,655
Extra Space Storage, Inc.	183	27,823
Life Storage, Inc.	850	114,223
Public Storage	625	184,269
SBA Communications Corp.	400	104,356
		1,000,553
Total Real Estate		3,730,654
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities - 0.2%
Electric Utilities - 0.2%
Evergy, Inc.	14,964	$929,414
TOTAL COMMON STOCKS (Identified Cost $60,511,978)		66,433,211

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	8,963	65,340
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,500	52,500
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	14,083	260,395

TOTAL PREFERRED STOCKS (Identified Cost $840,058)		378,235

CORPORATE BONDS - 17.0%

Non-Convertible Corporate Bonds- 17.0%
Communication Services - 3.0%
Entertainment - 1.1%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	4,730,000	4,375,377

Interactive Media & Services - 1.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,530,000	7,140,751
Total Communication Services		11,516,128

Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	1,020,000	844,415
(China), 4.00%, 12/6/2037	3,730,000	3,218,645
Amazon.com, Inc., 3.30%, 4/13/2027	3,750,000	3,637,379
Total Consumer Discretionary		7,700,439
Consumer Staples - 0.9%
Beverages - 0.9%
PepsiCo, Inc., 3.90%, 7/18/2032	3,370,000	3,311,575

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	465,647	421,559
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,784,000	1,935,524
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	4,316,390
Total Energy		6,673,473

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 3.1%
Banks - 2.6%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	3,130,000	$2,611,878
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	2,990,000	2,680,669
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	4,480,000	4,355,174
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	430,000	428,682
		10,076,403
Consumer Finance - 0.3%
Navient Corp., 6.75%, 6/25/2025	485,000	478,108
Synergy One Lending, Inc., 5.50%, 10/14/2026	550,000	484,955
		963,063
Financial Services - 0.2%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	435,000	434,189
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	214,089
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[5]	250,000	244,909
		893,187
Total Financials		11,932,653

Industrials - 1.7%
Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,540,000	1,479,673
Marine Transportation - 0.3%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	520,000	501,800
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	504,440
		1,006,240
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	168,610	171,268
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	393,353	349,415
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	76,061	71,600
		592,283
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,040,000	$1,776,140
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,890,000	1,763,658
		3,539,798
Total Industrials		6,617,994

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc., 4.25%, 5/20/2032	3,550,000	3,539,735
Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,010,000	1,786,119
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[5,6]	880,000	88
Total Materials		1,786,207

Real Estate - 2.2%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	393,341
Retail REITs - 1.3%
Simon Property Group LP, 2.65%, 2/1/2032	5,970,000	4,960,315
Specialized REITs - 0.8%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[5]	470,000	440,746
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,540,000	2,659,375
		3,100,121
Total Real Estate		8,453,777

Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	2,945,000	2,911,504
3.55%, 7/15/2024[2]	855,000	829,010
Total Utilities		3,740,514

TOTAL CORPORATE BONDS (Identified Cost $71,054,172)		65,272,495

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 35.9%

U.S. Treasury Notes - 35.9%
U.S. Treasury Floating Rate Note (3 mo. US Treasury Bill Yield + 0.200%), 5.331%, 1/31/2025[7]	19,080,000	$19,108,289
U.S. Treasury Note
2.25%, 11/15/2025	23,845,000	22,898,651
2.00%, 11/15/2026	24,495,000	23,120,984
2.25%, 11/15/2027	20,700,000	19,540,477
3.125%, 11/15/2028	23,860,000	23,325,014
1.75%, 11/15/2029	25,260,000	22,765,575
1.375%, 11/15/2031	8,945,000	7,590,671
TOTAL U.S. TREASURY SECURITIES (Identified Cost $137,725,854)		138,349,661

ASSET-BACKED SECURITIES - 7.6%

CF Hippolyta Issuer LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	2,055,138	1,743,013
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	2,430,219
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	799,203	739,059
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,738,798	1,691,909
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,432,154
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,413,291
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,331,301
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	1,144,103	1,139,382
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,131,359	1,126,738
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.720%, 3/26/2040[2,7]	149,567	145,171
Oak Street Investment Grade Net Lease Fund Series, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	2,873,567	2,570,497
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	657,067	652,461
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	193,645	192,213
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,750,000	2,536,935
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,500,000	2,498,164
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,170,935)[5]	2,170,935	$2,055,329
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $686,625)[5]	687,175	686,548
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 5.405%, 10/25/2029[7]	38,520	38,279
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,024,536	983,201
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,093,852	1,914,236
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	161,427	158,595
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	180,167	176,971
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 6.020%, 10/25/2048[2,7]	546,221	540,515
TOTAL ASSET-BACKED SECURITIES (Identified Cost $30,911,931)		29,196,181

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	81,453	79,495
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	305,712	264,971
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	169,500	145,191
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,774,284	1,606,343
Series 2018-31, Class KP, 3.50%, 7/25/2047	60,699	59,140
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,165,700	987,030
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	3,660,000	3,480,649
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K032, Class X1 (IO), 0.197%, 5/25/2023[8]	16,193,730	633
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,963,475	1,721,507
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,493,538	1,376,596

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	1,248,908	$1,082,797
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,259,375	1,091,343
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,8]	1,856,754	1,605,293
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,402,951	1,184,765
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,8]	2,631,326	2,311,053
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	245,899	236,056
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,8]	32,910	29,969
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,8]	81,222	74,786
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	331,148	304,467
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	328,393	308,884
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	476,715	442,639
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,628,146	1,476,235
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	2,282,496	1,934,614
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	619,110	565,794
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,548,224	1,321,119
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	2,409,946	1,965,168
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	155,042	136,995
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	1,269,854	1,101,862
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	185,041	164,944
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	217,116	194,326
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]	66,007	59,163
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 6.418%, 11/15/2027[2,7]	2,317,783	1,651,515
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	1,674,294	1,552,792
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		95,234	$87,618
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $35,053,193)			30,605,752

FOREIGN GOVERNMENT BONDS - 0.2%

Mexican Bonos (Mexico), 7.75%, 5/29/2031	MXN	908,000	47,535
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		600,000	575,272
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $668,233)			622,807

MUNICIPAL BONDS - 1.3%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		2,660,000	2,074,544
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026		3,460,000	3,126,661
TOTAL MUNICIPAL BONDS (Identified Cost $6,217,678)			5,201,205

U.S. GOVERNMENT AGENCIES - 11.1%

Mortgage-Backed Securities - 11.1%
Fannie Mae
Pool #AA1563, UMBS, 4.50%, 2/1/2024		1,202	1,192
Pool #AC1557, UMBS, 4.50%, 9/1/2024		4,546	4,494
Pool #AD0462, UMBS, 5.50%, 10/1/2024		1,220	1,213
Pool #MA1834, UMBS, 4.50%, 2/1/2034		260,346	260,506
Pool #MA1903, UMBS, 4.50%, 5/1/2034		225,167	225,305
Pool #886904, UMBS, 6.50%, 9/1/2036		33,578	35,978
Pool #933521, UMBS, 5.00%, 1/1/2038		5,733	5,855
Pool #889260, UMBS, 5.00%, 4/1/2038		7,029	7,178
Pool #889576, UMBS, 6.00%, 4/1/2038		162,580	172,429
Pool #975840, UMBS, 5.00%, 5/1/2038		25,363	25,913
Pool #995196, UMBS, 6.00%, 7/1/2038		208,112	220,627
Pool #986458, UMBS, 6.00%, 8/1/2038		3,908	4,146

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #987831, UMBS, 6.00%, 9/1/2038	8,697	$9,228
Pool #990897, UMBS, 6.00%, 9/1/2038	18,251	19,366
Pool #AD0220, UMBS, 6.00%, 10/1/2038	29,318	31,081
Pool #257497, UMBS, 6.00%, 12/1/2038	7,734	8,206
Pool #971022, UMBS, 5.00%, 1/1/2039	13,077	13,360
Pool #AA1810, UMBS, 5.00%, 1/1/2039	33,436	34,160
Pool #983686, UMBS, 5.00%, 2/1/2039	13,712	14,009
Pool #AE0604, UMBS, 6.00%, 7/1/2039	191,374	202,882
Pool #AA6788, UMBS, 6.00%, 8/1/2039	111,367	118,199
Pool #AC0463, UMBS, 5.00%, 11/1/2039	14,127	14,446
Pool #AC5111, UMBS, 5.00%, 11/1/2039	27,259	27,874
Pool #MA0258, UMBS, 4.50%, 12/1/2039	309,476	309,383
Pool #MA0259, UMBS, 5.00%, 12/1/2039	17,285	17,674
Pool #AC8573, UMBS, 5.00%, 1/1/2040	24,211	24,757
Pool #AL1595, UMBS, 6.00%, 1/1/2040	207,368	219,930
Pool #AE0061, UMBS, 6.00%, 2/1/2040	83,231	88,311
Pool #AL0152, UMBS, 6.00%, 6/1/2040	334,717	354,993
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,510,434	2,220,157
Pool #AI5172, UMBS, 4.00%, 8/1/2041	169,143	164,977
Pool #AL1410, UMBS, 4.50%, 12/1/2041	352,395	352,364
Pool #AB4300, UMBS, 3.50%, 1/1/2042	80,740	76,574
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,266,321	1,191,219
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,238,131	3,124,306
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,960,821	1,958,171
Pool #AL7729, UMBS, 4.00%, 6/1/2043	184,455	179,911
Pool #BC8677, UMBS, 4.00%, 5/1/2046	97,062	94,165
Pool #BD6997, UMBS, 4.00%, 10/1/2046	148,620	144,183
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BE3812, UMBS, 4.00%, 12/1/2046	165,960	$161,005
Pool #BE7845, UMBS, 4.50%, 2/1/2047	126,465	125,889
Pool #MA3184, UMBS, 4.50%, 11/1/2047	614,535	610,929
Pool #AL8674, 5.647%, 1/1/2049	581,344	608,179
Pool #FS1179, UMBS, 3.50%, 12/1/2049	3,109,802	2,920,686
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,627,696	3,394,704
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,473,798	3,219,004
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,881,053	3,697,744
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,862,762	2,882,480
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	38,640	38,678
Pool #C91762, 4.50%, 5/1/2034	366,867	367,440
Pool #G03926, 6.00%, 2/1/2038	137,175	145,636
Pool #G05906, 6.00%, 4/1/2040	19,053	20,228
Pool #G06789, 6.00%, 5/1/2040	114,194	121,237
Pool #A92889, 4.50%, 7/1/2040	443,108	443,461
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,263,639	1,188,628
Pool #RB5178, UMBS, 4.50%, 8/1/2042	1,987,488	1,957,214
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,586,973	2,496,394
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,276,387	2,958,583
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,260,326	2,204,487
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,312,525	1,301,835
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	25,333	26,137
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $43,939,513)		42,869,300

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management, Institutional Shares, 4.76%[9]
(Identified Cost $3,919,930)	3,919,930	3,919,930

TOTAL INVESTMENTS - 99.4% (Identified Cost $390,842,540)		382,848,777
OTHER ASSETS, LESS LIABILITIES - 0.6%		2,207,487
NET ASSETS - 100%		$385,056,264

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $74,447,668, which represented 19.3% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2023.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2023 was $3,427,620, or 0.9% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2023.

9Rate shown is the current yield as of April 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2023 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $390,842,540) (Note 2)	$382,848,777
Cash	332,415
Interest receivable	2,288,249
Foreign tax reclaims receivable	139,382
Dividends receivable	84,917
Receivable for fund shares sold	71,660
Receivable for securities sold	66,888
Prepaid expenses	27,344

TOTAL ASSETS	385,859,632

LIABILITIES:

Accrued sub-transfer agent fees (Note 3)	138,801
Accrued management fees (Note 3)	122,695
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	111,337
Accrued fund accounting and administration fees (Note 3)	29,864
Directors’ fees payable (Note 3)	2,992
Accrued Chief Compliance Officer service fees (Note 3)	2,666
Payable for fund shares repurchased	306,945
Professional fees payable	51,826
Other payables and accrued expenses	36,242

TOTAL LIABILITIES	803,368

TOTAL NET ASSETS	$385,056,264

NET ASSETS CONSIST OF:

Capital stock	$303,943
Additional paid-in-capital	395,553,577
Total distributable earnings (loss)	(10,801,256)

TOTAL NET ASSETS	$385,056,264

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2023 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($215,809,053/17,054,959 shares)	$12.65

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($77,814,159/6,145,094 shares)[1]	$12.66

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($16,883,404/1,331,008 shares)[1]	$12.68

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($72,815,484/5,726,403 shares)[1]	$12.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($1,734,164/136,826 shares)	$12.67

1 Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2023 (unaudited)

INVESTMENT INCOME:

Interest	$5,753,313
Dividends (net of foreign taxes withheld, $36,421)	731,557

Total Investment Income	6,484,870

EXPENSES:

Management fees (Note 3)	777,850
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	360,381
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	270,261
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	43,734
Sub-transfer agent fees (Note 3)	189,660
Fund accounting and administration fees (Note 3)	59,383
Directors’ fees (Note 3)	21,835
Chief Compliance Officer service fees (Note 3)	4,040
Custodian fees	10,324
Miscellaneous	205,919

Total Expenses	1,943,387
Less reduction of expenses (Note 3)	(25,787)

Net Expenses	1,917,600

NET INVESTMENT INCOME	4,567,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	(5,300,995)
Foreign currency and translation of other assets and liabilities	3,372

(5,297,623)
Net change in unrealized appreciation (depreciation) on-
Investments in securities	28,424,367
Foreign currency and translation of other assets and liabilities	143,017

28,567,384

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	23,269,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,837,031

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)	FOR THE YEAR ENDED 10/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,567,270	$5,337,294
Net realized gain (loss) on investments and foreign currency	(5,297,623)	7,192,664
Net change in unrealized appreciation (depreciation) on investments and foreign currency	28,567,384	(75,182,479)

Net increase (decrease) from operations	27,837,031	(62,652,521)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(5,994,135)	(14,205,458)
Class I	(2,562,623)	(8,178,573)
Class R	(484,209)	(1,716,134)
Class L	(1,406,800)	(6,722,504)
Class W	(58,711)	(105,312)

Total distributions to shareholders	(10,506,478)	(30,927,981)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(29,975,040)	(36,115,658)

Net increase (decrease) in net assets	(12,644,487)	(129,696,160)

NET ASSETS:

Beginning of period	397,700,751	527,396,911

End of period	$385,056,264	$397,700,751

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/23 (UNAUDITED)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.11		$14.61	$14.47	$14.23	$13.39	$14.10
Income (loss) from investment operations:
Net investment income[1]	0.15		0.16	0.17	0.21	0.27	0.23
Net realized and unrealized gain (loss) on investments	0.73		(1.94)	1.34	0.59 [2]	1.07	(0.33)
Total from investment operations	0.88		(1.78)	1.51	0.80	1.34	(0.10)
Less distributions to shareholders:
From net investment income	(0.16)		(0.08)	(0.19)	(0.21)	(0.23)	(0.18)
From net realized gain on investments	(0.18)		(0.64)	(1.18)	(0.35)	(0.27)	(0.43)
Total distributions to shareholders	(0.34)		(0.72)	(1.37)	(0.56)	(0.50)	(0.61)
Net asset value - End of period	$12.65		$12.11	$14.61	$14.47	$14.23	$13.39
Net assets - End of period (000’s omitted)	$215,809		$218,606	$291,698	$294,276	$609,145	$596,934
Total return[3]	7.35%		(12.77% )	10.99%	5.86% [2]	10.40%	(0.75% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[4]	0.88%	0.87%	0.87%	0.87%	0.88%
Net investment income	2.44%	[4]	1.23%	1.15%	1.47%	2.01%	1.71%
Series portfolio turnover	35%		79%	73%	108%	68%	80%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[4]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 5.78%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I1

	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/23 (UNAUDITED)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.14		$14.95	$15.43	$15.38	$14.67	$15.68
Income (loss) from investment operations:
Net investment income[2]	0.16		0.20	0.20	0.27	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.74		(1.93)	1.40	0.64 [3]	1.16	(0.38)
Total from investment operations	0.90		(1.73)	1.60	0.91	1.49	(0.09)
Less distributions to shareholders:
From net investment income	(0.20)		(0.16)	(0.38)	(0.36)	(0.37)	(0.30)
From net realized gain on investments	(0.18)		(0.92)	(1.70)	(0.50)	(0.39)	(0.62)
Total distributions to shareholders	(0.38)		(1.08)	(2.08)	(0.86)	(0.76)	(0.92)
Net asset value - End of period	$12.66		$12.14	$14.95	$15.43	$15.38	$14.67
Net assets - End of period (000’s omitted)	$77,815		$85,498	$115,216	$99,139	$207,346	$192,157
Total return[4]	7.49%		(12.50% )	11.16%	6.27% [3]	10.69%	(0.62% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[5]	0.63%	0.62%	0.60%	0.64%	0.68%
Net investment income	2.68%	[5]	1.48%	1.40%	1.77%	2.23%	1.92%
Series portfolio turnover	35%		79%	73%	108%	68%	80%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02%	[5]	N/A	N/A	N/A	N/A	N/A

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 6.17%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R1

	FOR THE SIX MONTHS	FOR THE YEAR ENDED
	ENDED 4/30/23 (UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.13	$15.05	$15.63	$15.64	$14.94	$16.00
Income (loss) from investment operations:
Net investment income[2]	0.14	0.14	0.14	0.20	0.26	0.22
Net realized and unrealized gain (loss) on investments	0.73	(1.95)	1.44	0.65 [3]	1.18	(0.37)
Total from investment operations	0.87	(1.81)	1.58	0.85	1.44	(0.15)
Less distributions to shareholders:
From net investment income	(0.14)	(0.12)	(0.35)	(0.32)	(0.32)	(0.25)
From net realized gain on investments	(0.18)	(0.99)	(1.81)	(0.54)	(0.42)	(0.66)
Total distributions to shareholders	(0.32)	(1.11)	(2.16)	(0.86)	(0.74)	(0.91)
Net asset value - End of period	$12.68	$12.13	$15.05	$15.63	$15.64	$14.94
Net assets - End of period (000’s omitted)	$16,883	$18,808	$23,527	$22,539	$8,850	$10,886
Total return[4]	7.19%	(12.93% )	10.81%	5.69% [3]	10.12%	(1.08% )
Ratios (to average net assets)/Supplemental Data:
Expenses	1.10% [5]	1.08%	1.05%	1.04%	1.10%	1.18%
Net investment income	2.23% [5]	1.03%	0.96%	1.25%	1.77%	1.40%
Series portfolio turnover	35%	79%	73%	108%	68%	80%

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L*1

	FOR THE SIX MONTHS	FOR THE YEAR ENDED
	ENDED 4/30/23 (UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period.	$12.12	$15.07	$15.64	$15.65	$14.94	$16.00
Income (loss) from investment operations:
Net investment income[2]	0.11	0.08	0.06	0.12	0.20	0.14
Net realized and unrealized gain (loss) on
investments	0.74	(1.97)	1.45	0.65 [3]	1.17	(0.37)
Total from investment operations	0.85	(1.89)	1.51	0.77	1.37	(0.23)
Less distributions to shareholders:
From net investment income	(0.07)	(0.08)	(0.26)	(0.24)	(0.25)	(0.17)
From net realized gain on investments	(0.18)	(0.98)	(1.82)	(0.54)	(0.41)	(0.66)
Total distributions to shareholders	(0.25)	(1.06)	(2.08)	(0.78)	(0.66)	(0.83)
Net asset value - End of period	$12.72	$12.12	$15.07	$15.64	$15.65	$14.94
Net assets - End of period (000’s omitted)	$72,815	$73,165	$94,971	$86,903	$87,628	$93,290
Total return[4]	7.07%	(13.44% )	10.26%	5.16% [3]	9.61%	(1.58% )
Ratios (to average net assets)/Supplemental Data:
Expenses	1.62% [5]	1.59%	1.58%	1.55%	1.59%	1.68%
Net investment income	1.72% [5]	0.52%	0.44%	0.79%	1.29%	0.91%
Series portfolio turnover	35%	79%	73%	108%	68%	80%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

	FOR THE SIX MONTHS		FOR THE YEAR ENDED			FOR THE PERIOD 4/1/19[1] TO 10/31/19
	ENDED 4/30/23 (UNAUDITED)		10/31/22	10/31/21	10/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.18		$14.64	$14.52	$14.28	$13.62
Income (loss) from investment operations:
Net investment income[2]	0.20		0.27	0.28	0.32	0.23
Net realized and unrealized gain (loss) on investments	0.73		(1.94)	1.35	0.59 [3]	0.54
Total from investment operations	0.93		(1.67)	1.63	0.91	0.77
Less distributions to shareholders:
From net investment income	(0.26)		(0.15)	(0.33)	(0.32)	(0.11)
From net realized gain on investments	(0.18)		(0.64)	(1.18)	(0.35)	(0.00)[4]
Total distributions to shareholders	(0.44)		(0.79)	(1.51)	(0.67)	(0.11)
Net asset value - End of period	$12.67		$12.18	$14.64	$14.52	$14.28
Net assets - End of period (000’s omitted)	$1,734		$1,623	$1,985	$1,775	$1,577
Total return[5]	7.76%		(12.07% )	11.84%	6.66% [3]	5.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[6]	0.10%	0.10%	0.09%	0.08%	[6]
Net investment income	3.24%	[6]	2.03%	1.92%	2.26%	2.81%	[6]
Series portfolio turnover	35%		79%	73%	108%	68%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.46%	[6]	0.44%	0.42%	0.40%	0.40%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,092.20	$5.65	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class I
Actual	$1,000.00	$1,093.50	$4.41	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$1,091.50	$6.64	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.41	1.28%
Class L
Actual	$1,000.00	$1,088.80	$9.32	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00	1.80%
Class W
Actual	$1,000.00	$1,098.40	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Moderate Term Series - as of April 30, 2023

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Financials	8.1%
Industrials	5.8%
Communication Services	5.7%
Health Care	5.7%
Information Technology	5.6%
Consumer Staples	4.9%
Real Estate	3.7%
Consumer Discretionary	3.6%
Materials	2.4%
Energy	1.4%
Utilities	1.1%

[4]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Amazon.com, Inc.	1.4%
Alphabet, Inc. - Class A	1.2%
Mastercard, Inc. - Class A	1.2%
Micron Technology, Inc.	1.2%
Intercontinental Exchange, Inc.	1.2%
Johnson & Johnson	1.1%
Meta Platforms, Inc. - Class A	1.1%
Unilever plc - ADR (United Kingdom)	1.1%
Visa, Inc. - Class A	1.0%
FMC Corp.	0.9%

5As a percentage of total investments.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 35.7%

Communication Services - 3.6%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom S.A. - ADR (Spain)	8,678	$182,238
Cellnex Telecom S.A. (Spain)[2]	7,678	323,275
Helios Towers plc (Tanzania)*	70,026	91,532
		597,045
Entertainment - 1.0%
Activision Blizzard, Inc.	29,775	2,313,815
Electronic Arts, Inc.	12,644	1,609,328
		3,923,143
Interactive Media & Services - 2.4%
Alphabet, Inc. - Class A*	44,868	4,816,131
Auto Trader Group plc (United Kingdom)[2]	48,836	390,540
Meta Platforms, Inc. - Class A*	17,752	4,266,161
Tencent Holdings Ltd. (China)	3,600	159,898
		9,632,730
Media - 0.0%##
Comcast Corp. - Class A	3,416	141,320
Omnicom Group, Inc.	379	34,326
Paramount Global - Class B	1,037	24,193
		199,839
Total Communication Services		14,352,757
Consumer Discretionary - 2.1%
Broadline Retail - 1.4%
Amazon.com, Inc.*	51,421	5,422,345
eBay, Inc.	739	34,312
MercadoLibre, Inc. (Brazil)*	164	209,508
		5,666,165
Distributors - 0.0%##
Genuine Parts Co.	251	42,246
Hotels, Restaurants & Leisure - 0.1%
Meituan - Class B (China)*[2]	60	1,025
Monarch Casino & Resort, Inc.	1,230	85,313
Restaurant Brands International, Inc. (Canada)	2,504	175,606
		261,944
Household Durables - 0.1%
Nikon Corp. (Japan)	11,900	123,011
Sony Group Corp. (Japan)	3,400	307,611
		430,622
Specialty Retail - 0.1%
The Home Depot, Inc.	715	214,886
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. *	626	237,836
NIKE, Inc. - Class B	11,799	1,495,169
		1,733,005
Total Consumer Discretionary		8,348,868
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples - 4.3%
Beverages - 1.3%
The Coca-Cola Co.	39,943	$2,562,343
Diageo plc (United Kingdom)	4,427	201,943
Heineken N.V. - ADR (Netherlands)	38,317	2,202,078
Heineken N.V. (Netherlands)	2,598	298,316
		5,264,680
Consumer Staples Distribution & Retail - 0.0%##
Sysco Corp.	495	37,986
Food Products - 1.7%
Archer-Daniels-Midland Co.	694	54,187
Bunge Ltd.	269	25,178
Campbell Soup Co.	580	31,494
Conagra Brands, Inc.	854	32,418
Danone S.A. (France)	2,198	145,472
General Mills, Inc.	790	70,018
The J.M. Smucker C	206	31,808
Kellogg Co.	393	27,420
Kerry Group plc - Class A (Ireland)	2,004	211,071
The Kraft Heinz Co.	1,102	43,275
Mondelez International, Inc. - Class A	44,728	3,431,532
Nestle S.A. - ADR	16,950	2,174,007
Nestle S.A.	2,989	383,458
Tyson Foods, Inc. - Class A	509	31,807
		6,693,145
Household Products - 0.1%
Colgate-Palmolive Co.	955	76,209
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	146,700	331,594
		407,803
Personal Care Products - 1.2%
Beiersdorf AG (Germany)	2,160	301,600
L’Oreal S.A. (France)	156	74,555
Unilever plc - ADR (United Kingdom)	74,821	4,154,810
		4,530,965
Total Consumer Staples		16,934,579
Energy - 0.3%
Energy Equipment & Services - 0.0%##
Halliburton Co.	984	32,226
Schlumberger N.V.	1,163	57,394
		89,620
Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp.	1,087	183,246
ConocoPhillips	937	96,408
Coterra Energy, Inc.	1,120	28,672
Devon Energy Corp.	769	41,088
Diamondback Energy, Inc.	238	33,844
EOG Resources, Inc.	549	65,589
Exxon Mobil Corp.	1,742	206,148

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy Parent LLC*[3]	5,224	$235,080
Marathon Oil Corp.	833	20,125
Marathon Petroleum Corp.	514	62,708
Phillips 66	407	40,293
Valero Energy Corp.	325	37,268
		1,050,469
Total Energy		1,140,089
Financials - 5.8%
Banks - 0.3%
Bank of America Corp.	4,384	128,364
Citigroup, Inc.	1,973	92,869
Fifth Third Bancorp	1,094	28,663
FinecoBank Banca Fineco S.p.A. (Italy)	15,407	233,535
HDFC Bank Ltd. - ADR (India)	4,109	286,808
Huntington Bancshares, Inc.	1,845	20,664
JPMorgan Chase & Co.	1,667	230,446
Regions Financial Corp.	1,654	30,202
Truist Financial Corp.	1,224	39,878
U.S. Bancorp	1,648	56,493
Wells Fargo & Co.	2,339	92,975
		1,240,897
Capital Markets - 2.3%
Avanza Bank Holding AB (Sweden)	6,829	145,303
Deutsche Boerse AG (Germany)	1,844	351,667
Intercontinental Exchange, Inc.	42,061	4,581,705
Intermediate Capital Group plc (United Kingdom)	7,102	116,614
Moody’s Corp.	8,528	2,670,287
S&P Global, Inc.	3,085	1,118,559
		8,984,135
Financial Services - 2.6%
Adyen N.V. (Netherlands)*[2]	80	128,548
Mastercard, Inc. - Class A	12,067	4,585,822
PayPal Holdings, Inc.*	20,772	1,578,672
Visa, Inc. - Class A	16,278	3,788,379
		10,081,421
Insurance - 0.6%
Admiral Group plc - ADR (United Kingdom)	58,373	1,688,147
Admiral Group plc (United Kingdom)	14,509	421,691
The Hartford Financial Services Group, Inc.	365	25,911
RenaissanceRe Holdings Ltd. (Bermuda)	975	210,025
The Travelers Companies, Inc.	319	57,784
		2,403,558
Total Financials		22,710,011
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 5.6%
Biotechnology - 1.1%
BioMarin Pharmaceutical, Inc.*	23,828	$2,288,441
Gilead Sciences, Inc.	1,311	107,777
Vertex Pharmaceuticals, Inc.*	5,915	2,015,418
		4,411,636
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	1,169	129,139
Alcon, Inc. (Switzerland)	26,516 t	1,921,880
Baxter International, Inc.	675	32,184
IDEXX Laboratories, Inc.*	3,260	1,604,442
Intuitive Surgical, Inc.*	4,946	1,489,834
Medtronic plc	21,955	1,996,807
		7,174,286
Health Care Providers & Services - 0.0%##
CVS Health Corp.	908	66,566
Quest Diagnostics, Inc.	221	30,677
		97,243
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	2,641	1,465,491
Pharmaceuticals - 2.3%
AstraZeneca plc - ADR (United Kingdom)	3,101	227,055
Bristol-Myers Squibb Co.	1,777	118,650
Johnson & Johnson	26,761	4,380,776
Merck & Co., Inc.	1,865	215,352
Novartis AG - ADR (Switzerland)	33,046	3,389,528
Pfizer, Inc.	3,512	136,582
Zoetis, Inc.	3,957	695,561
		9,163,504
Total Health Care		22,312,160
Industrials - 4.5%
Aerospace & Defense - 1.7%
Airbus SE (France)	1,259	176,304
BAE Systems plc - ADR (United Kingdom)	28,679	1,486,719
BAE Systems plc (United Kingdom)	31,545	401,883
General Dynamics Corp.	325	70,960
L3Harris Technologies, Inc.	10,853	2,117,963
Lockheed Martin Corp.	248	115,184
Northrop Grumman Corp.	4,922	2,270,371
Raytheon Technologies Corp.	940	93,906
		6,733,290
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	269	27,134
FedEx Corp.	212	48,289
United Parcel Service, Inc. - Class B	622	111,842
		187,265

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 0.8%
Masco Corp.	59,842	$3,202,145
Commercial Services & Supplies - 0.4%
Cleanaway Waste Management Ltd. (Australia)	130,701	210,489
Copart, Inc.*	19,023	1,503,768
		1,714,257
Electrical Equipment - 0.0%##
Emerson Electric Co.	744	61,945
Ground Transportation - 1.3%
Canadian National Railway Co. (Canada)	15,515	1,850,474
CSX Corp.	50,144	1,536,412
Norfolk Southern Corp.	245	49,743
Union Pacific Corp.	8,017	1,568,927
		5,005,556
Industrial Conglomerates - 0.1%
3M Co.	622	66,069
Honeywell International, Inc.	641	128,097
		194,166
Machinery - 0.1%
Caterpillar, Inc.	552	120,778
Cummins, Inc.	232	54,529
Techtronic Industries Co. Ltd. (Hong Kong)	4,500	48,683
		223,990
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	206	29,954
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	1,557	126,903
IMCD N.V. (Netherlands)	690	103,872
		230,775
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)*	20,443	111,933
Total Industrials		17,695,276
Information Technology - 4.9%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	3,234	152,807
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	926	30,762
Keyence Corp. (Japan)	400	180,382
Softwareone Holding AG (Germany)	7,741	116,769
TE Connectivity Ltd.	372	45,522
		373,435
IT Services - 0.1%
Cognizant Technology Solutions Corp. - Class A	543	32,422

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	614	$77,616
Keywords Studios plc (Ireland)	1,623	55,213
		165,251
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	568	102,172
Applied Materials, Inc.	12,948	1,463,512
Broadcom, Inc.	219	137,203
Microchip Technology, Inc.	633	46,203
Micron Technology, Inc.	71,213	4,583,269
QUALCOMM, Inc.	1,042	121,706
Skyworks Solutions, Inc.	245	25,945
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	28,030	2,362,929
Texas Instruments, Inc.	661	110,519
Tokyo Electron Ltd. (Japan)	1,200	137,407
		9,090,865
Software - 2.4%
Atlassian Corp. - Class A *	720	106,315
Intuit, Inc.	3,657	1,623,525
Microsoft Corp.	10,425	3,203,186
Salesforce, Inc.*	7,579	1,503,446
ServiceNow, Inc.*	6,431	2,954,530
		9,391,002
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	414	26,036
Total Information Technology		19,199,396
Materials - 2.1%
Chemicals - 1.7%
Air Liquide S.A. - ADR (France)	62,042	2,230,410
Air Liquide S.A. (France)	2,006	360,860
Dow, Inc.	800	43,520
FMC Corp.	29,869	3,691,211
International Flavors & Fragrances, Inc.	352	34,130
Linde plc	480	177,336
PPG Industries, Inc.	286	40,114
		6,577,581
Containers & Packaging - 0.0%##
Packaging Corp. of America	176	23,806
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	56,768	1,080,863
Newmont Corp.	14,546	689,480
		1,770,343
Total Materials		8,371,730
Real Estate - 2.0%
Health Care REITs - 0.2%
CareTrust REIT, Inc.	7,636	148,826
Community Healthcare Trust, Inc.	3,724	133,282

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Health Care REITs (continued)
Healthcare Realty Trust, Inc.	13,652	$270,037
Ventas, Inc.	2,769	133,050
Welltower, Inc.	2,716	215,161
		900,356
Industrial REITs - 0.5%
Americold Realty Trust, Inc.	6,141	181,712
LXP Industrial Trust	15,835	148,849
Prologis, Inc.	8,791	1,101,073
Rexford Industrial Realty, Inc.	4,470	249,292
STAG Industrial, Inc.	3,615	122,440
Terreno Realty Corp.	3,715	228,807
		2,032,173
Office REITs - 0.1%
Brandywine Realty Trust	9,278	36,463
Cousins Properties, Inc.	6,599	143,924
Equity Commonwealth	6,474	134,141
		314,528
Residential REITs - 0.5%
American Homes 4 Rent - Class A	2,890	96,121
Apartment Income REIT Corp.	2,865	105,948
AvalonBay Communities, Inc.	399	71,968
Camden Property Trust	853	93,873
Equity LifeStyle Properties, Inc.	4,220	290,758
Essex Property Trust, Inc.	366	80,421
Flagship Communities REIT	7,157	118,090
Invitation Homes, Inc.	7,067	235,826
Mid-America Apartment Communities, Inc.	1,356	208,553
Sun Communities, Inc.	2,594	360,384
UDR, Inc.	6,068	250,790
		1,912,732
Retail REITs - 0.2%
Agree Realty Corp.	3,045	207,030
Getty Realty Corp.	7,680	255,974
Realty Income Corp.	2,609	163,950
		626,954
Specialized REITs - 0.5%
American Tower Corp.	977	199,689
Digital Realty Trust, Inc.	991	98,258
Equinix, Inc.	1,258	910,893
Extra Space Storage, Inc.	386	58,687
Life Storage, Inc.	1,811	243,362
Public Storage	1,323	390,060
SBA Communications Corp.	897	234,018
		2,134,967
Total Real Estate		7,921,710
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities - 0.5%
Electric Utilities - 0.5%
Evergy, Inc.	30,225	$1,877,275
TOTAL COMMON STOCKS (Identified Cost $127,584,918)		140,863,851

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,000	50,000
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	13,804	255,236

TOTAL PREFERRED STOCKS (Identified Cost $596,480)		305,236

CORPORATE BONDS - 12.0%

Non-Convertible Corporate Bonds- 12.0%
Communication Services - 2.0%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	3,300,000	3,052,588

Interactive Media & Services - 1.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/20292	5,250,000	4,978,612

Total Communication Services		8,031,200

Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	800,000	662,286
(China), 4.00%, 12/6/2037	2,860,000	2,467,916
Amazon.com, Inc., 3.30%, 4/13/2027	2,660,000	2,580,114

Total Consumer Discretionary		5,710,316

Consumer Staples - 0.6%
Beverages - 0.6%
PepsiCo, Inc., 3.90%, 7/18/2032	2,360,000	2,319,085

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	172,000	155,715
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,220,000	1,323,620
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	2,823,768

Total Energy		4,303,103

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 2.3%
Banks - 1.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,190,000	$1,827,480
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	2,100,000	1,882,744
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,140,000	3,052,511
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	425,000	423,697
		7,186,432
Consumer Finance - 0.3%
Navient Corp., 6.75%, 6/25/2025	475,000	468,251
Synergy One Lending, Inc., 5.50%, 10/14/2026	525,000	462,911
		931,162
Financial Services - 0.2%
FS Energy & Power Fund, 7.50%, 8/15/20232	430,000	429,198
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	214,089
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[5]	250,000	244,909
		888,196
Total Financials		9,005,790

Industrials - 1.3%
Ground Transportation - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,095,342

Marine Transportation - 0.3%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	505,000	487,325
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	504,440
		991,765
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	123,574	125,522
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	425,536	378,004
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	70,210	66,092
		569,618
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,430,000	$1,245,040
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,138,446
		2,383,486
Total Industrials		5,040,211

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
QUALCOMM, Inc., 4.25%, 5/20/2032	2,490,000	2,482,800

Materials - 0.3%
Metals & Mining - 0.3%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,280,000	1,137,429
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[5,6]	497,000	50

Total Materials		1,137,479

Real Estate - 1.6%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	418,994

Retail REITs - 0.9%
Simon Property Group LP, 2.65%, 2/1/2032	4,230,000	3,514,595

Specialized REITs - 0.6%
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	471,405
6.599%, 1/15/2028[2]	1,960,000	2,052,116
		2,523,521
Total Real Estate		6,457,110

Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	2,065,000	2,041,513
3.55%, 7/15/2024[2]	600,000	581,761

Total Utilities		2,623,274

TOTAL CORPORATE BONDS (Identified Cost $51,278,960)		47,110,368

U.S. TREASURY SECURITIES - 29.4%

U.S. Treasury Bonds - 4.1%
U.S. Treasury Bond
2.375%, 2/15/2042	14,900,000	12,008,469

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond (continued)
3.625%, 2/15/2053	3,910,000	$3,873,344

Total U.S. Treasury Bonds (Identified Cost $16,186,329)		15,881,813
U.S. Treasury Notes - 25.3%
U.S. Treasury Floating Rate Note (3 mo. US Treasury Bill Yield + 0.200%), 5.331%, 1/31/2025[7]	19,110,000	19,138,334
U.S. Treasury Note
2.00%, 11/15/2026	17,225,000	16,258,785
2.25%, 11/15/2027	16,260,000	15,349,186
3.125%, 11/15/2028	18,270,000	17,860,352
1.75%, 11/15/2029	16,985,000	15,307,731
0.875%, 11/15/2030	19,180,000	15,973,344

Total U.S. Treasury Notes (Identified Cost $99,029,802)		99,887,732
TOTAL U.S. TREASURY SECURITIES (Identified Cost $115,216,131)		115,769,545

ASSET-BACKED SECURITIES - 5.5%

CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	835,888
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	794,829	674,114
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	610,820	564,852
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	997,888	984,306
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,422,653	1,384,290
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,507,511
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,882,974
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,019,450	862,823
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,705,195
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	816,176	812,807
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,084,219	1,079,791
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	546,178	503,442
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.720%, 3/26/2040[2,7]	203,548	197,566
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	17,104	$16,984
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	525,718	521,829
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,925,000	1,775,855
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,170,000	2,168,406
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,699,131)[5]	1,699,131	1,608,650
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $494,370)[5]	494,766	494,314
SLM Student Loan Trust, Series 2005- 7, Class A4, (3 mo. LIBOR US + 0.150%), 5.405%, 10/25/2029[7]	189,639	188,448
SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,330,557	1,239,359
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	254,577	245,304
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	130,532	128,243
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	93,821	92,157
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 6.020%, 10/25/2048[2,7]	286,875	283,878
TOTAL ASSET-BACKED SECURITIES (Identified Cost $23,099,861)		21,758,986

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,205,199	1,057,989
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	41,883	40,876
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	644,445	528,106
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,8]	134,281	122,891
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,8]	302,780	270,804
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	265,869	230,438
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	150,905	129,263
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	58,777	53,762

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	31,564	$30,753
Series 2021-69, Class WJ, 1.50%, 10/25/2050	909,502	770,100
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,541,000	1,465,486
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K032, Class X1 (IO), 0.197%, 5/25/2023[8]	13,358,876	522
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,180,634	1,911,904
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	290,785	267,840
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,187,549	1,094,566
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	943,800	818,270
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	965,521	836,696
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,087,827	918,649
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	212,878	204,357
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	12,682	11,285
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	264,896	243,552
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	307,819	289,532
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	356,722	331,224
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	283,071	258,694
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,149,072	980,518
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,840,322	1,500,673
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,224,721	998,339
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	232,273	205,237
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	454,905	394,725
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	158,104	140,934
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	187,882	168,160
		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,8]		78,674	$71,591
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		75,437	67,614
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 6.418%, 11/15/2027[2,7]		1,910,953	1,361,631
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		156,110	144,781
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		78,446	72,172

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $20,878,986)			17,993,934

FOREIGN GOVERNMENT BONDS - 0.1%

Mexican Bonos (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	56,592
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	364,339

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $467,854)			420,931

MUNICIPAL BONDS - 1.1%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,530,000	2,186,077
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,835,000	1,431,123
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	837,000

TOTAL MUNICIPAL BONDS (Identified Cost $5,387,383)			4,454,200

U.S. GOVERNMENT AGENCIES - 8.9%

Mortgage-Backed Securities - 8.9%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024		1,139	1,133
Pool #MA3463, UMBS, 4.00%, 9/1/2033		359,606	353,525
Pool #MA1834, UMBS, 4.50%, 2/1/2034		251,390	251,545
Pool #MA1903, UMBS, 4.50%, 5/1/2034		169,230	169,334
Pool #889576, UMBS, 6.00%, 4/1/2038		162,728	172,585

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3412, UMBS, 3.50%, 7/1/2038	297,845	$283,558
Pool #995196, UMBS, 6.00%, 7/1/2038	347,428	368,321
Pool #AD0207, UMBS, 6.00%, 10/1/203	59,970	63,603
Pool #AD0220, UMBS, 6.00%, 10/1/2038	19,368	20,533
Pool #MA0258, UMBS, 4.50%, 12/1/2039	299,135	299,045
Pool #AL1595, UMBS, 6.00%, 1/1/2040	232,852	246,958
Pool #AL0152, UMBS, 6.00%, 6/1/2040	335,020	355,315
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,086,914	1,845,607
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,278,685	2,198,585
Pool #AL7068, UMBS, 4.50%, 9/1/2042	99,792	99,762
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,941,232	2,937,256
Pool #AX5234, UMBS, 4.50%, 11/1/2044	332,654	332,051
Pool #BD1381, UMBS, 3.50%, 6/1/2046	59,929	56,326
Pool #BE7845, UMBS, 4.50%, 2/1/2047	56,450	56,193
Pool #AL8674, 5.647%, 1/1/2049	867,094	907,119
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,192,702	2,059,358
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,651,927	2,393,461
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,450,142	2,270,430
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,398,307	2,285,030
Pool #BW1194, UMBS, 4.00%, 9/1/2052	2,075,582	1,977,549
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,559,463	2,496,234
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,215,956	1,224,331
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,965,951	1,949,941
Freddie Mac
Pool #G13331, 5.50%, 10/1/2023	78	77
Pool #C91762, 4.50%, 5/1/2034	280,970	281,409
Pool #C91771, 4.50%, 6/1/2034	4,970	4,978
Pool #C91780, 4.50%, 7/1/2034	7,059	7,080
Pool #G03781, 6.00%, 1/1/2038	63,569	67,490
Pool #G03926, 6.00%, 2/1/2038	88,316	93,764
Pool #G05900, 6.00%, 3/1/2040	49,389	52,435
Pool #G05906, 6.00%, 4/1/2040	44,290	47,022
Pool #A92889, 4.50%, 7/1/2040	508,439	508,844
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G08772, 4.50%, 7/1/2047	59,425	$59,134
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	121,263	113,891
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,314,233	2,089,756
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,467,522	2,406,565
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,876,424	1,861,142
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $36,519,990)		35,268,275

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management, Institutional Shares, 4.76%[9]
(Identified Cost $8,834,156)	8,834,156	8,834,156

TOTAL INVESTMENTS - 99.6% (Identified Cost $389,864,719)		392,779,482
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,717,309
NET ASSETS - 100%		$394,496,791

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.
## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $51,083,466, which represented 12.9% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2023.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2023 was $2,347,923, or 0.6% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2023.

9Rate shown is the current yield as of April 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2023 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $389,864,719) (Note 2)	$392,779,482
Cash	242,504
Foreign currency, at value (identified cost $121)	121
Interest receivable	1,647,340
Receivable for fund shares sold	251,896
Dividends receivable	178,945
Foreign tax reclaims receivable	136,907
Receivable for securities sold	96,435
Prepaid expenses	28,974

TOTAL ASSETS	395,362,604

LIABILITIES:

Accrued management fees (Note 3)	190,397
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	118,195
Accrued sub-transfer agent fees (Note 3)	114,076
Accrued fund accounting and administration fees (Note 3)	30,981
Accrued Chief Compliance Officer service fees (Note 3)	2,665
Directors’ fees payable (Note 3)	2,348
Payable for fund shares repurchased	317,467
Professional fees payable	48,432
Payable for securities purchased	202
Other payables and accrued expenses	41,050

TOTAL LIABILITIES	865,813

TOTAL NET ASSETS	$394,496,791

NET ASSETS CONSIST OF:

Capital stock	$291,541
Additional paid-in-capital	392,748,809
Total distributable earnings (loss)	1,456,441

TOTAL NET ASSETS	$394,496,791

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2023 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($188,918,265/14,001,385 shares)	$13.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($97,049,666/7,165,486 shares)[1]	$13.54

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($22,550,340/1,662,078 shares)[1]	$13.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($85,875,336/6,317,494 shares)[1]	$13.59

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($103,184/7,610 shares)	$13.56

1 Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2023

INVESTMENT INCOME:

Interest	$4,448,774
Dividends (net of foreign taxes withheld, $74,669)	1,299,753

Total Investment Income	5,748,527

EXPENSES:

Management fees (Note 3)	1,171,871
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	423,638
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	233,556
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	55,010
Sub-transfer agent fees (Note 3)	158,565
Fund accounting and administration fees (Note 3)	58,645
Directors’ fees (Note 3)	21,944
Chief Compliance Officer service fees (Note 3)	4,040
Custodian fees	11,635
Miscellaneous	207,441

Total Expenses	2,346,345
Less reduction of expenses (Note 3)	(14,012)

Net Expenses	2,332,333

NET INVESTMENT INCOME	3,416,194

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	(3,643,891)
Foreign currency and translation of other assets and liabilities	(1,178)

(3,645,069)

Net change in unrealized appreciation (depreciation) on-
Investments in securities	34,851,077
Foreign currency and translation of other assets and liabilities	101,999

34,953,076

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	31,308,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,724,201

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)	FOR THE YEAR ENDED 10/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,416,194	$3,750,507
Net realized gain (loss) on investments and foreign currency	(3,645,069)	760,153
Net change in unrealized appreciation (depreciation) on investments and foreign currency	34,953,076	(84,955,984)

Net increase (decrease) from operations	34,724,201	(80,445,324)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(1,859,318)	(14,925,675)
Class I	(1,186,559)	(11,807,969)
Class R	(165,846)	(2,294,244)
Class L	(142,532)	(9,164,505)
Class W	(2,262)	(15,840)

Total distributions to shareholders	(3,356,517)	(38,208,233)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(28,501,907)	1,169,308

Net increase (decrease) in net assets	2,865,777	(117,484,249)

NET ASSETS:

Beginning of period	391,631,014	509,115,263

End of period	$394,496,791	$391,631,014

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.47	$15.88	$14.57	$13.96	$13.13	$14.17
Income (loss) from investment operations:
Net investment income[1]	0.12	0.13	0.09	0.14	0.20	0.17
Net realized and unrealized gain (loss) on investments	1.03	(2.56)	2.13	1.11 [2]	1.28	(0.38)
Total from investment operations	1.15	(2.43)	2.22	1.25	1.48	(0.21)
Less distributions to shareholders:
From net investment income	(0.12)	(0.05)	(0.07)	(0.14)	(0.17)	(0.12)
From net realized gain on investments	(0.01)	(0.93)	(0.84)	(0.50)	(0.48)	(0.71)
Total distributions to shareholders	(0.13)	(0.98)	(0.91)	(0.64)	(0.65)	(0.83)
Net asset value - End of period	$13.49	$12.47	$15.88	$14.57	$13.96	$13.13
Net assets - End of period (000’s omitted)	$188,918	$186,398	$244,965	$237,656	$179,977	$318,691
Total return[3]	9.22%	(16.27% )	15.78%	9.27% [2]	11.85%	(1.67% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.09% [4]	1.07%	1.05%	1.07%	1.09%	1.10%
Net investment income	1.86% [4]	0.94%	0.59%	1.02%	1.53%	1.24%
Series portfolio turnover	34%	69%	74%	105%	53%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.00% [5]	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 9.12%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I1

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.53		$16.44	$15.49	$15.14	$14.52	$16.01
Income (loss) from investment operations:
Net investment income[2]	0.13		0.16	0.12	0.19	0.25	0.22
Net realized and unrealized gain (loss) on
investments	1.04		(2.58)	2.25	1.17 [3]	1.39	(0.43)
Total from investment operations	1.17		(2.42)	2.37	1.36	1.64	(0.21)
Less distributions to shareholders:
From net investment income	(0.15)		(0.10)	(0.16)	(0.27)	(0.30)	(0.22)
From net realized gain on investments	(0.01)		(1.39)	(1.26)	(0.74)	(0.72)	(1.06)
Total distributions to shareholders	(0.16)		(1.49)	(1.42)	(1.01)	(1.02)	(1.28)
Net asset value - End of period	$13.54		$12.53	$16.44	$15.49	$15.14	$14.52
Net assets - End of period (000’s omitted)	$97,050		$98,235	$127,248	$108,333	$111,637	$125,647
Total return[4]	9.35%		(16.09% )	16.10%	9.37% [3]	12.20%	(1.49% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[5]	0.85%	0.84%	0.85%	0.85%	0.85%
Net investment income	2.09%	[5]	1.15%	0.79%	1.26%	1.76%	1.50%
Series portfolio turnover	34%		69%	74%	105%	53%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%	[5]	0.00% [6]	N/A	0.01%	0.02%	N/A

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.16. Excluding the proceeds from the settlement, the total return would have been 9.27%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.52	$16.35	$15.32	$14.91	$14.20	$15.59
Income (loss) from investment operations:
Net investment income[2]	0.11	0.11	0.06	0.10	0.18	0.15
Net realized and unrealized gain (loss) on
investments	1.04	(2.58)	2.23	1.17 [3]	1.37	(0.43)
Total from investment operations	1.15	(2.47)	2.29	1.27	1.55	(0.28)
Less distributions to shareholders:
From net investment income	(0.09)	(0.07)	(0.10)	(0.17)	(0.18)	(0.13)
From net realized gain on investments	(0.01)	(1.29)	(1.16)	(0.69)	(0.66)	(0.98)
Total distributions to shareholders	(0.10)	(1.36)	(1.26)	(0.86)	(0.84)	(1.11)
Net asset value - End of period	$13.57	$12.52	$16.35	$15.32	$14.91	$14.20
Net assets - End of period (000’s omitted)	$22,550	$21,692	$28,121	$32,824	$7,610	$16,537
Total return[4]	9.15%	(16.43% )	15.62%	8.89% [3]	11.60%	(1.96% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.28% [5]	1.26%	1.26% [6]	1.35%	1.35%	1.35%
Net investment income	1.67% [5]	0.74%	0.39%	0.66%	1.26%	1.00%
Series portfolio turnover	34%	69%	74%	105%	53%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.01%	0.03%	N/A

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.16. These proceeds impacted the total return by less than 0.01%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Without recoupment the expense ratio would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L*1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.50	$16.44	$15.49	$15.12	$14.47	$15.93
Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.03	(0.01)	0.04	0.12	0.07
Net realized and unrealized gain (loss) on investments	1.04	(2.57)	2.23	1.18 [3]	1.40	(0.43)
Total from investment operations	1.11	(2.54)	2.22	1.22	1.52	(0.36)
Less distributions to shareholders:
From net investment income	(0.01)	(0.03)	(0.03)	(0.12)	(0.16)	(0.06)
From net realized gain on investments	(0.01)	(1.37)	(1.24)	(0.73)	(0.71)	(1.04)
Total distributions to shareholders	(0.02)	(1.40)	(1.27)	(0.85)	(0.87)	(1.10)
Net asset value - End of period	$13.59	$12.50	$16.44	$15.49	$15.12	$14.47
Net assets - End of period (000’s omitted)	$85,875	$85,200	$108,544	$95,532	$93,687	$98,571
Total return[4]	8.88%	(16.89% )	14.94%	8.43% [3]	11.10%	(2.42% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.80% [5]	1.78%	1.77%	1.77%	1.80%	1.85%
Net investment income (loss)	1.14% [5]	0.22%	(0.13% )	0.33%	0.81%	0.50%
Series portfolio turnover	34%	69%	74%	105%	53%	74%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	0.01%	N/A

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.17. Excluding the proceeds from the settlement, the total return would have been 8.32%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 4/30/23				4/1/19[1] TO
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.60	$15.99	$14.65	$14.00	$13.27
Income (loss) from investment operations:
Net investment income[2]	0.18	0.26	0.24	0.28	0.23
Net realized and unrealized gain (loss) on investments	1.05	(2.58)	2.15	1.11 [3]	0.59
Total from investment operations	1.23	(2.32)	2.39	1.39	0.82
Less distributions to shareholders:
From net investment income	(0.26)	(0.14)	(0.21)	(0.24)	(0.09)
From net realized gain on investments	(0.01)	(0.93)	(0.84)	(0.50)	(0.00)[4]
Total distributions to shareholders	(0.27)	(1.07)	(1.05)	(0.74)	(0.09)
Net asset value - End of period	$13.56	$12.60	$15.99	$14.65	$14.00
Net assets - End of period (000’s omitted)	$103	$106	$238	$255	$132
Total return[5]	9.84%	(15.53% )	16.98%	10.31% [3]	6.25%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10%	0.10% [6]
Net investment income	2.83% [6]	1.82%	1.54%	2.00%	3.15% [6]
Series portfolio turnover	34%	69%	74%	105%	53%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.66%	[6]	0.64%	0.63%	0.63%	0.64%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 10.16%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,106.20	$5.38	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class I
Actual	$1,000.00	$1,108.00	$4.18	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Class R
Actual	$1,000.00	$1,104.80	$6.58	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.31	1.26%
Class L
Actual	$1,000.00	$1,102.80	$9.33	1.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.92	$8.95	1.79%
Class W
Actual	$1,000.00	$1,111.70	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Extended Term Series - as of April 30, 2023

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Financials	9.8%
Health Care	7.6%
Information Technology	7.0%
Industrials	7.0%
Consumer Staples	6.3%
Communication Services	6.1%
Real Estate	3.9%
Consumer Discretionary	3.8%
Materials	3.1%
Energy	1.2%
Utilities	1.1%

[4]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Mastercard, Inc. - Class A	1.9%
Amazon.com, Inc.	1.8%
Intercontinental Exchange, Inc.	1.6%
Johnson & Johnson	1.6%
Micron Technology, Inc.	1.6%
Alphabet, Inc. - Class A	1.6%
Unilever plc - ADR (United Kingdom)	1.5%
Meta Platforms, Inc. - Class A	1.4%
Visa, Inc. - Class A	1.3%
FMC Corp.	1.2%

5As a percentage of total investments.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 47.6%

Communication Services - 4.7%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom S.A. - ADR (Spain)	16,300	$342,300
Cellnex Telecom S.A. (Spain)[2]	14,601	614,760
Helios Towers plc (Tanzania)*	131,635	172,063
		1,129,123
Entertainment - 1.3%
Activision Blizzard, Inc.	57,202	4,445,167
Electronic Arts, Inc.	22,149	2,819,125
		7,264,292
Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A*	83,626	8,976,415
Auto Trader Group plc (United Kingdom)[2]	94,559	756,186
Meta Platforms, Inc. - Class A*	33,964	8,162,228
Tencent Holdings Ltd. (China)	7,000	310,913
		18,205,742
Media - 0.1%
Comcast Corp. - Class A	6,584	272,380
Omnicom Group, Inc.	730	66,116
Paramount Global - Class B	2,000	46,660
		385,156
Total Communication Services		26,984,313
Consumer Discretionary - 2.8%
Broadline Retail - 1.9%
Amazon.com, Inc.*	100,192	10,565,247
eBay, Inc.	1,424	66,116
MercadoLibre, Inc. (Brazil)*	312	398,577
		11,029,940
Distributors - 0.0%##
Genuine Parts Co.	483	81,294
Hotels, Restaurants & Leisure - 0.1%
Meituan - Class B (China)*2	120	2,051
Monarch Casino & Resort, Inc.	2,375	164,730
Restaurant Brands International, Inc. (Canada)	4,763	334,029
		500,810
Household Durables - 0.1%
Nikon Corp. (Japan)	22,600	233,618
Sony Group Corp. (Japan)	6,500	588,079
		821,697
Specialty Retail - 0.1%
The Home Depot, Inc.	1,379	414,445
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. *	1,212	460,475
NIKE, Inc. - Class B	22,403	2,838,908
		3,299,383
Total Consumer Discretionary		16,147,569
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples - 5.8%
Beverages - 1.7%
The Coca-Cola Co.	70,377	$4,514,685
Diageo plc (United Kingdom)	8,573	391,067
Heineken N.V. - ADR (Netherlands)	75,092	4,315,537
Heineken N.V. (Netherlands)	5,002	574,355
		9,795,644
Consumer Staples Distribution & Retail - 0.0%##
Sysco Corp.	954	73,210
Food Products - 2.3%
Archer-Daniels-Midland Co.	1,338	104,471
Bunge Ltd.	519	48,578
Campbell Soup Co.	1,118	60,708
Conagra Brands, Inc.	1,647	62,520
Danone S.A. (France)	4,088	270,559
General Mills, Inc.	1,522	134,895
The J.M. Smucker Co.	396	61,146
Kellogg Co.	758	52,886
Kerry Group plc - Class A (Ireland)	3,848	405,289
The Kraft Heinz Co.	2,123	83,370
Mondelez International, Inc. - Class A	84,556	6,487,136
Nestle S.A. - ADR	38,039	4,878,882
Nestle S.A.	5,755	738,307
Tyson Foods, Inc. - Class A	982	61,365
		13,450,112
Household Products - 0.1%
Colgate-Palmolive Co.	1,841	146,912
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	313,700	709,072
		855,984
Personal Care Products - 1.7%
Beiersdorf AG (Germany)	4,158	580,579
L’Oreal S.A. (France)	293	140,030
Unilever plc - ADR (United Kingdom)	159,939	8,881,413
		9,602,022
Total Consumer Staples		33,776,972
Energy - 0.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	1,897	62,127
Schlumberger N.V.	2,241	110,593
		172,720
Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp.	2,095	353,175
ConocoPhillips	1,807	185,922
Coterra Energy, Inc.	2,159	55,270
Devon Energy Corp.	1,482	79,183
Diamondback Energy, Inc.	458	65,128
EOG Resources, Inc.	1,059	126,519
Exxon Mobil Corp.	3,358	397,386

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy Parent LLC*3	6,986	$314,370
Marathon Oil Corp.	1,605	38,777
Marathon Petroleum Corp.	992	121,024
Phillips 66	785	77,715
Valero Energy Corp.	627	71,898
		1,886,367
Total Energy		2,059,087
Financials - 8.0%
Banks - 0.4%
Bank of America Corp.	8,452	247,475
Citigroup, Inc.	3,803	179,007
Fifth Third Bancorp	2,110	55,282
FinecoBank Banca Fineco S.p.A. (Italy)	29,076	440,725
HDFC Bank Ltd. - ADR (India)	7,889	550,652
Huntington Bancshares, Inc.	3,557	39,838
JPMorgan Chase & Co.	3,214	444,303
Regions Financial Corp.	3,188	58,213
Truist Financial Corp.	2,360	76,889
U.S. Bancorp	3,176	108,873
Wells Fargo & Co.	4,509	179,233
		2,380,490
Capital Markets - 3.1%
Avanza Bank Holding AB (Sweden)	12,996	276,520
Deutsche Boerse AG (Germany)	3,550	677,016
Intercontinental Exchange, Inc.	86,887	9,464,601
Intermediate Capital Group plc (United Kingdom)	13,675	224,542
Moody’s Corp.	16,138	5,053,130
S&P Global, Inc.	5,785	2,097,525
		17,793,334
Financial Services - 3.7%
Adyen N.V. (Netherlands)*2	153	245,848
Mastercard, Inc. - Class A	29,154	11,079,395
PayPal Holdings, Inc.*	38,033	2,890,508
Visa, Inc. - Class A	30,982	7,210,441
		21,426,192
Insurance - 0.8%
Admiral Group plc - ADR (United Kingdom)	111,646	3,228,802
Admiral Group plc (United Kingdom)	27,935	811,906
The Hartford Financial Services Group, Inc.	704	49,977
RenaissanceRe Holdings Ltd. (Bermuda)	1,877	404,325
The Travelers Companies, Inc.	615	111,401
		4,606,411
Total Financials		46,206,427
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 7.6%
Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc.*	45,816	$4,400,169
Gilead Sciences, Inc.	2,527	207,745
Vertex Pharmaceuticals, Inc.*	11,191	3,813,109
		8,421,023
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	2,254	248,999
Alcon, Inc. (Switzerland)	50,659	3,671,764
Baxter International, Inc.	1,301	62,032
IDEXX Laboratories, Inc.*	6,195	3,048,931
Intuitive Surgical, Inc.*	9,740	2,933,883
Medtronic plc	41,879	3,808,895
		13,774,504
Health Care Providers & Services - 0.0%##
CVS Health Corp.	1,751	128,366
Quest Diagnostics, Inc.	426	59,133
		187,499
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	5,016	2,783,378
Pharmaceuticals - 3.2%
AstraZeneca plc - ADR (United Kingdom)	6,001	439,393
Bristol-Myers Squibb Co.	3,425	228,687
Johnson & Johnson	55,556	9,094,517
Merck & Co., Inc.	3,595	415,115
Novartis AG - ADR (Switzerland)	64,438	6,609,406
Pfizer, Inc.	6,770	263,285
Zoetis, Inc.	9,028	1,586,942
		18,637,345
Total Health Care		43,803,749
Industrials - 5.9%
Aerospace & Defense - 2.2%
Airbus SE (France)	2,368	331,602
BAE Systems plc - ADR (United Kingdom)	56,574	2,932,796
BAE Systems plc (United Kingdom)	60,942	776,400
General Dynamics Corp.	627	136,899
L3Harris Technologies, Inc.	20,820	4,063,023
Lockheed Martin Corp.	478	222,007
Northrop Grumman Corp.	9,441	4,354,850
Raytheon Technologies Corp.	1,812	181,019
		12,998,596
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	518	52,251
FedEx Corp.	409	93,162
United Parcel Service, Inc. - Class B	1,198	215,412
		360,825

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 1.1%
Masco Corp.	117,122	$6,267,198
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	244,322	393,470
Copart, Inc.*	37,111	2,933,625
		3,327,095
Electrical Equipment - 0.0%##
Emerson Electric Co.	1,433	119,312
Ground Transportation - 1.6%
Canadian National Railway Co. (Canada)	28,655	3,417,682
CSX Corp.	97,687	2,993,130
Norfolk Southern Corp.	473	96,033
Union Pacific Corp.	15,607	3,054,290
		9,561,135
Industrial Conglomerates - 0.1%
3M Co.	1,199	127,358
Honeywell International, Inc.	1,235	246,802
		374,160
Machinery - 0.1%
Caterpillar, Inc.	1,063	232,584
Cummins, Inc.	446	104,828
Techtronic Industries Co. Ltd. (Hong Kong)	8,000	86,548
		423,960
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	398	57,873
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	2,835	231,066
IMCD N.V. (Netherlands)	1,336	201,120
		432,186
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)*	38,940	213,211
Total Industrials		34,135,551
Information Technology - 6.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	6,233	294,509
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	1,785	59,298
Keyence Corp. (Japan)	800	360,765
Softwareone Holding AG (Germany)	14,905	224,835
TE Connectivity Ltd.	718	87,861
		732,759
IT Services - 0.1%
Cognizant Technology Solutions Corp. - Class A	1,046	62,457
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	1,184	$149,669
Keywords Studios plc (Ireland)	3,051	103,792
		315,918
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	1,094	196,789
Applied Materials, Inc.	24,954	2,820,551
Broadcom, Inc.	423	265,009
Microchip Technology, Inc.	1,220	89,048
Micron Technology, Inc.	139,776	8,995,983
QUALCOMM, Inc.	2,008	234,534
Skyworks Solutions, Inc.	473	50,091
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	53,302	4,493,359
Texas Instruments, Inc.	1,275	213,180
Tokyo Electron Ltd. (Japan)	2,400	274,813
		17,633,357
Software - 3.1%
Atlassian Corp. - Class A *	1,386	204,657
Intuit, Inc.	6,878	3,053,488
Microsoft Corp.	19,426	5,968,833
Salesforce, Inc.*	14,919	2,959,482
ServiceNow, Inc.*	12,371	5,683,485
		17,869,945
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	799	50,249
Total Information Technology		36,896,737
Materials - 2.8%
Chemicals - 2.2%
Air Liquide S.A. - ADR (France)	133,548	4,801,050
Air Liquide S.A. (France)	3,783	680,525
Dow, Inc.	1,542	83,885
FMC Corp.	55,472	6,855,230
International Flavors & Fragrances, Inc.	678	65,739
Linde plc	929	343,219
PPG Industries, Inc.	551	77,283
		12,906,931
Containers & Packaging - 0.0%##
Packaging Corp. of America	340	45,988
Metals & Mining - 0.6%
Barrick Gold Corp. (Canada)	110,796	2,109,556
Newmont Corp.	28,105	1,332,177
		3,441,733
Total Materials		16,394,652
Real Estate - 2.6%
Health Care REITs - 0.3%
CareTrust REIT, Inc.	14,759	287,653
Community Healthcare Trust, Inc.	7,152	255,970

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Health Care REITs (continued)
Healthcare Realty Trust, Inc.	25,962	$513,529
Ventas, Inc.	5,443	261,536
Welltower, Inc.	5,164	409,092
		1,727,780
Industrial REITs - 0.7%
Americold Realty Trust, Inc.	11,868	351,174
LXP Industrial Trust	30,681	288,402
Prologis, Inc.	16,717	2,093,804
Rexford Industrial Realty, Inc.	8,500	474,045
STAG Industrial, Inc.	6,979	236,379
Terreno Realty Corp.	7,092	436,796
		3,880,600
Office REITs - 0.1%
Brandywine Realty Trust	17,718	69,632
Cousins Properties, Inc.	12,549	273,693
Equity Commonwealth	12,390	256,721
		600,046
Residential REITs - 0.6%
American Homes 4 Rent - Class A	5,592	185,990
Apartment Income REIT Corp.	5,468	202,207
AvalonBay Communities, Inc.	771	139,065
Camden Property Trust	1,649	181,472
Equity LifeStyle Properties, Inc.	7,964	548,720
Essex Property Trust, Inc.	696	152,932
Flagship Communities REIT	14,114	232,881
Invitation Homes, Inc.	13,637	455,067
Mid-America Apartment Communities, Inc.	2,620	402,956
Sun Communities, Inc.	5,007	695,622
UDR, Inc.	11,658	481,825
		3,678,737
Retail REITs - 0.2%
Agree Realty Corp.	5,827	396,178
Getty Realty Corp.	14,697	489,851
Realty Income Corp.	4,961	311,749
		1,197,778
Specialized REITs - 0.7%
American Tower Corp.	1,878	383,844
Digital Realty Trust, Inc.	1,921	190,467
Equinix, Inc.	2,410	1,745,033
Extra Space Storage, Inc.	746	113,422
Life Storage, Inc.	3,467	465,896
Public Storage	2,515	741,497
SBA Communications Corp.	1,713	446,905
		4,087,064
Total Real Estate		15,172,005

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	55,420	$3,442,136

TOTAL COMMON STOCKS (Identified Cost $247,955,328)		275,019,198

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	1,300	9,477
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	14,200	71,000
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	19,335	357,504

TOTAL PREFERRED STOCKS (Identified Cost $872,756)		437,981

CORPORATE BONDS - 9.0%

Non-Convertible Corporate Bonds- 9.0%
Communication Services - 1.5%
Entertainment - 0.6%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	3,450,000	3,191,342
Interactive Media & Services - 0.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,520,000	5,234,655
Total Communication Services		8,425,997
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	645,729
(China), 4.00%, 12/6/2037	2,820,000	2,433,399
Amazon.com, Inc., 3.30%, 4/13/2027	2,830,000	2,745,009
Total Consumer Discretionary		5,824,137
Consumer Staples - 0.4%
Beverages - 0.4%
PepsiCo, Inc., 3.90%, 7/18/2032	2,480,000	2,437,004
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	172,000	155,715
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,401,000	1,519,994
Energy Transfer LP, 6.50%, 2/1/2042	2,960,000	3,063,912
Total Energy		4,739,621

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 1.8%
Banks - 1.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,330,000	$1,944,305
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	2,230,000	1,999,295
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,330,000	3,237,217
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	600,000	598,160
		7,778,977
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	635,000	625,977
Synergy One Lending, Inc., 5.50%, 10/14/2026	740,000	652,485
		1,278,462
Financial Services - 0.2%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	610,000	608,862
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	316,480
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[5]	275,000	269,400
		1,194,742
Total Financials		10,252,181
Industrials - 1.0%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,095,342
Marine Transportation - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	715,000	689,975
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	700,000	706,216
		1,396,191
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	170,258	172,942
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	99,465	93,630
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	604,333	536,829
		803,401

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,490,000	$1,297,279
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	1,334,408
		2,631,687
Total Industrials		5,926,621
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM, Inc.
4.25%, 5/20/2032	1,785,000	1,779,839
5.40%, 5/20/2033	970,000	1,040,892
Total Information Technology		2,820,731
Materials - 0.2%
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,520,000	1,350,697
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[5,6]	653,000	65
Total Materials		1,350,762
Real Estate - 1.3%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	598,562
Retail REITs - 0.7%
Simon Property Group LP, 2.65%, 2/1/2032	4,550,000	3,780,475
Specialized REITs - 0.5%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[5]	650,000	609,542
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,225,000	2,329,571
		2,939,113
Total Real Estate		7,318,150
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	2,190,000	2,165,091
3.55%, 7/15/2024[2]	630,000	610,850
Total Utilities		2,775,941

TOTAL CORPORATE BONDS (Identified Cost $56,151,864)		51,871,145

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 24.7%

U.S. Treasury Bonds - 5.9%
U.S. Treasury Bond
2.375%, 2/15/2042	29,195,000	$23,529,345
3.00%, 5/15/2047	5,890,000	5,126,141
3.625%, 2/15/2053	5,670,000	5,616,844
Total U.S. Treasury Bonds (Identified Cost $35,375,157)		34,272,330
U.S. Treasury Notes - 18.8%
U.S. Treasury Floating Rate Note (3 mo. US Treasury Bill Yield + 0.200%), 5.331%, 1/31/2025[7]	13,860,000	13,880,550
U.S. Treasury Note
2.25%, 11/15/2027	17,745,000	16,751,003
3.125%, 11/15/2028	16,975,000	16,594,389
1.75%, 11/15/2029	31,370,000	28,272,212
0.875%, 11/15/2030	19,935,000	16,602,117
1.375%, 11/15/2031	19,545,000	16,585,765
Total U.S. Treasury Notes (Identified Cost $108,292,969)		108,686,036
TOTAL U.S. TREASURY SECURITIES (Identified Cost $143,668,126)		142,958,366

ASSET-BACKED SECURITIES - 4.4%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,591,235
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	754,338
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	759,698	644,319
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	597,119	552,183
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,501,689	1,461,194
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	1,927,807
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,253,922	1,248,802
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/2069[2].	532,101	490,466
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.720%, 3/26/2040[2,7]	184,122	178,710
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	1,972,751
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	146,522	145,495
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	507,312	503,559

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC (continued)
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,975,000	$1,821,981
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,550,000	2,548,127
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,737,386)[5]	1,737,386	1,644,867
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2].	1,593,720	1,387,923
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,277,334	1,189,785
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	856,425	755,713
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	299,930	289,006
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,335,751
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	105,101	103,258
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	117,589	115,503
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 6.020%, 10/25/2048[2,7]	355,044	351,335
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,062,391	1,037,935
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2].	1,522,396	1,311,607
TOTAL ASSET-BACKED SECURITIES (Identified Cost $27,493,209)		25,363,650

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,205,199	1,057,989
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	39,922	38,962
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	859,261	704,141
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	168,768	146,277
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	100,842	86,379
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	58,257	53,287
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	24,280	23,656

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS (continued)
Series 2021-69, Class WJ, 1.50%, 10/25/2050	902,670	$764,315
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	1,494,016
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K032, Class X1 (IO), 0.197%, 5/25/2023[8]	9,769,969	382
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,963,475	1,721,507
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	293,789	270,607
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,209,220	1,114,540
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	931,596	807,689
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	965,521	836,696
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,113,727	940,521
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	169,018	162,252
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	109,227	97,201
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	190,021	174,711
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	258,758	243,386
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	290,912	270,118
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	1,483,622	1,257,499
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	272,270	248,823
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,128,913	963,316
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,840,322	1,500,673
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,927,802	1,571,460
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	103,857	91,768
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	500,761	434,514
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	105,989	94,478
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	120,931	108,237

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 6.418%, 11/15/2027[2,7]		1,278,105	$910,702
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		165,543	153,530
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/20452,8.		44,456	40,900
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,367,627)			18,384,532

FOREIGN GOVERNMENT BONDS - 0.1%

Mexican Bonos (Mexico), 7.75%, 5/29/2031	MXN	972,000	50,886
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	421,866
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $517,851)			472,752

MUNICIPAL BONDS - 0.6%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,021,905
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,795,000	1,399,927
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	201,581
TOTAL MUNICIPAL BONDS (Identified Cost $4,430,914)			3,623,413

U.S. GOVERNMENT AGENCIES - 7.6%

Mortgage-Backed Securities - 7.6%
Fannie Mae
Pool #990895, UMBS, 5.50%, 10/1/2023		390	388
Pool #AD0462, UMBS, 5.50%, 10/1/2024		831	826
Pool #MA3463, UMBS, 4.00%, 9/1/2033		223,692	219,909
Pool #MA1834, UMBS, 4.50%, 2/1/2034		299,117	299,301
Pool #MA1903, UMBS, 4.50%, 5/1/2034		120,398	120,472
Pool #889576, UMBS, 6.00%, 4/1/2038		108,454	115,024
Pool #889579, UMBS, 6.00%, 5/1/2038		89,532	94,956
Pool #MA3412, UMBS, 3.50%, 7/1/2038		297,845	283,558

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #995196, UMBS, 6.00%, 7/1/2038	5,252	$5,568
Pool #AD0207, UMBS, 6.00%, 10/1/2038	285,477	302,770
Pool #AD0220, UMBS, 6.00%, 10/1/2038	9,386	9,951
Pool #MA0258, UMBS, 4.50%, 12/1/2039	190,706	190,648
Pool #AL1595, UMBS, 6.00%, 1/1/2040	113,482	120,356
Pool #AL0152, UMBS, 6.00%, 6/1/2040	223,283	236,809
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,074,638	1,834,751
Pool #AL0241, UMBS, 4.00%, 4/1/2041	350,138	341,751
Pool #AI5172, UMBS, 4.00%, 8/1/2041	217,836	212,470
Pool #AL1410, UMBS, 4.50%, 12/1/2041	372,344	372,312
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,555,448	2,465,620
Pool #MA4934, UMBS, 5.00%, 2/1/2043	3,725,561	3,720,525
Pool #AL7729, UMBS, 4.00%, 6/1/2043	193,417	188,652
Pool #AX5234, UMBS, 4.50%, 11/1/2044	194,959	194,605
Pool #AS4103, UMBS, 4.50%, 12/1/2044	302,226	301,678
Pool #BC6764, UMBS, 3.50%, 4/1/2046	140,347	131,908
Pool #BD6997, UMBS, 4.00%, 10/1/2046	125,771	122,016
Pool #BE7845, UMBS, 4.50%, 2/1/2047	94,849	94,417
Pool #AL8674, 5.647%, 1/1/2049	740,375	774,550
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,376,122	2,231,624
Pool #FS2696, UMBS, 3.00%, 12/1/2051	3,002,093	2,709,499
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,653,925	2,459,266
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,595,428	2,472,840
Pool #BW1194, UMBS, 4.00%, 9/1/2052	3,765,010	3,587,181
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,890,801	2,819,386
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,158,509	1,166,489
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,637,010	3,607,391
Freddie Mac
Pool #G13331, 5.50%, 10/1/2023	53	52

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #C91762, 4.50%, 5/1/2034	188,565	$188,859
Pool #C91771, 4.50%, 6/1/2034	181,310	181,595
Pool #C91780, 4.50%, 7/1/2034	254,551	255,333
Pool #G03926, 6.00%, 2/1/2038	44,158	46,882
Pool #G05906, 6.00%, 4/1/2040	40,883	43,405
Pool #Q33778, 4.00%, 6/1/2045	263,781	256,843
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,504,132	2,261,235
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,776,923	2,677,458
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,232,071	2,176,931
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,430,601	2,410,806
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $45,701,255)		44,308,866

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management, Institutional Shares, 4.76%[9]
(Identified Cost $13,715,914)	13,715,914	13,715,914

TOTAL INVESTMENTS - 99.7% (Identified Cost $561,874,844)		576,155,817
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,509,832
NET ASSETS - 100%		$577,665,649

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $58,073,045, which represented 10.1% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2023.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2023 was $2,523,874, or 0.4% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2023.

9Rate shown is the current yield as of April 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2023 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $561,874,844) (Note 2)	$576,155,817
Foreign currency, at value (identified cost $250)	250
Interest receivable	1,965,473
Dividends receivable	332,689
Foreign tax reclaims receivable	251,820
Receivable for securities sold	166,088
Receivable for fund shares sold	111,479
Prepaid expenses	31,583

TOTAL ASSETS	579,015,199

LIABILITIES:

Due to custodian	563,126
Accrued management fees (Note 3)	282,165
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	154,761
Accrued sub-transfer agent fees (Note 3)	100,315
Accrued fund accounting and administration fees (Note 3)	33,195
Directors’ fees payable (Note 3)	2,817
Accrued Chief Compliance Officer service fees (Note 3)	2,665
Payable for fund shares repurchased	104,868
Payable for securities purchased	392
Other payables and accrued expenses	105,246

TOTAL LIABILITIES	1,349,550

TOTAL NET ASSETS	$577,665,649

NET ASSETS CONSIST OF:

Capital stock	$319,387
Additional paid-in-capital	570,213,444
Total distributable earnings (loss)	7,132,818

TOTAL NET ASSETS	$577,665,649

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2023 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($289,597,348/16,044,343 shares)	$18.05

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($147,797,641/8,167,481 shares)[1]	$18.10

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($45,092,164/2,487,798 shares)[1]	$18.13

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($95,050,532/5,232,077 shares)[1]	$18.17

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($127,964/7,032 shares)	$18.20

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2023 (unaudited)

INVESTMENT INCOME:

Interest	$5,045,327
Dividends (net of foreign taxes withheld, $143,301)	2,340,123

Total Investment Income	7,385,450

EXPENSES:

Management fees (Note 3)	1,674,046
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	456,447
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	351,854
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	108,428
Sub-transfer agent fees (Note 3)	134,027
Fund accounting and administration fees (Note 3)	65,911
Directors’ fees (Note 3)	31,144
Chief Compliance Officer service fees (Note 3)	4,040
Custodian fees	14,003
Miscellaneous	268,334

Total Expenses	3,108,234
Less reduction of expenses (Note 3)	(389)

Net Expenses	3,107,845

NET INVESTMENT INCOME	4,277,605

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	(9,865,475)
Foreign currency and translation of other assets and liabilities	201

(9,865,274)
Net change in unrealized appreciation (depreciation) on-
Investments in securities	61,902,179
Foreign currency and translation of other assets and liabilities	110,826

62,013,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	52,147,731

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,425,336

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)	FOR THE YEAR ENDED 10/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,277,605	$5,335,686
Net realized gain (loss) on investments and foreign currency	(9,865,274)	17,080,685
Net change in unrealized appreciation (depreciation) on investments and foreign currency	62,013,005	(151,203,764)

Net increase (decrease) from operations	56,425,336	(128,787,393)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(10,070,009)	(17,424,664)
Class I	(5,287,220)	(21,511,938)
Class R	(1,404,943)	(4,776,610)
Class L	(2,408,975)	(10,616,950)
Class W	(4,892)	(387)

Total distributions to shareholders	(19,176,039)	(54,330,549)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(5,857,587)	2,073,496
Net increase (decrease) in net assets	31,391,710	(181,044,446)

NET ASSETS:

Beginning of period	546,273,939	727,318,385
End of period	$577,665,649	$546,273,939

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/23 (UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.90	$21.76	$19.12	$18.02	$16.85	$18.22
Income (loss) from investment operations:
Net investment income[1]	0.14	0.17	0.11	0.16	0.22	0.18
Net realized and unrealized gain (loss) on investments	1.63	(3.98)	3.80	1.72 [2]	1.87	(0.43)
Total from investment operations	1.77	(3.81)	3.91	1.88	2.09	(0.25)
Less distributions to shareholders:
From net investment income	(0.18)	(0.05)	(0.06)	(0.12)	(0.15)	(0.10)
From net realized gain on investments	(0.44)	(1.00)	(1.21)	(0.66)	(0.77)	(1.02)
Total distributions to shareholders	(0.62)	(1.05)	(1.27)	(0.78)	(0.92)	(1.12)
Net asset value - End of period	$18.05	$16.90	$21.76	$19.12	$18.02	$16.85
Net assets - End of period (000’s omitted)	$289,597	$276,523	$365,077	$334,977	$276,300	$308,334
Total return[3]	10.62%	(18.35% )	21.19%	10.74% [2]	13.16%	(1.47% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.03% [4]	1.02%	1.01%	1.02%	1.05%	1.10%
Net investment income	1.62% [4]	0.91%	0.54%	0.87%	1.31%	1.03%
Series portfolio turnover	32%	66%	66%	120%	61%	75%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.01%	0.01%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.70. Excluding the proceeds from the settlement, the total return would have been 10.63%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/23 (UNAUDITED)	10/31/22	10/31/21	10/31/20		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.96	$23.33	$22.09	$21.83		$21.56	$24.59
Income (loss) from investment operations:
Net investment income[2]	0.16	0.21	0.17	0.24		0.31	0.29
Net realized and unrealized gain (loss) on investments	1.64	(4.00)	4.22	2.00	[3]	2.27	(0.53)
Total from investment operations	1.80	(3.79)	4.39	2.24		2.58	(0.24)
Less distributions to shareholders:
From net investment income	(0.22)	(0.19)	(0.26)	(0.41)		(0.48)	(0.36)
From net realized gain on investments	(0.44)	(2.39)	(2.89)	(1.57)		(1.83)	(2.43)
Total distributions to shareholders	(0.66)	(2.58)	(3.15)	(1.98)		(2.31)	(2.79)
Net asset value - End of period	$18.10	$16.96	$23.33	$22.09		$21.83	$21.56
Net assets - End of period (000’s omitted)	$147,798	$137,658	$192,593	$149,603		$117,991	$126,834
Total return[4]	10.80%	(18.14% )	21.48%	10.88%	[3]	13.36%	(1.15% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80% [5]	0.79%	0.79%	0.81%	[6]	0.85%	0.85%
Net investment income	1.84% [5]	1.14%	0.75%	1.06%		1.51%	1.29%
Series portfolio turnover	32%	66%	66%	120%		61%	75%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A		0.01%	0.01%

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.98. These proceeds impacted the total return by less than 0.01%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/23 (UNAUDITED)	10/31/22	10/31/21	10/31/20		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.94	$22.80	$21.08	$20.48		$19.87	$22.29
Income (loss) from investment operations:
Net investment income[2]	0.12	0.13	0.08	0.09		0.21	0.17
Net realized and unrealized gain (loss) on investments	1.64	(4.00)	4.05	1.96	[3]	2.09	(0.49)
Total from investment operations	1.76	(3.87)	4.13	2.05		2.30	(0.32)
Less distributions to shareholders:
From net investment income	(0.13)	(0.10)	(0.13)	(0.21)		(0.24)	(0.17)
From net realized gain on investments	(0.44)	(1.89)	(2.28)	(1.24)		(1.45)	(1.93)
Total distributions to shareholders	(0.57)	(1.99)	(2.41)	(1.45)		(1.69)	(2.10)
Net asset value - End of period	$18.13	$16.94	$22.80	$21.08		$20.48	$19.87
Net assets - End of period (000’s omitted)	$45,092	$42,104	$56,058	$52,600		$6,149	$11,138
Total return[4]	10.48%	(18.48% )	20.86%	10.53%	[3]	12.73%	(1.65% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.26% [5]	1.25%	1.24%	1.31%	[6]	1.35%	1.35%
Net investment income	1.38% [5]	0.68%	0.31%	0.41%		1.02%	0.79%
Series portfolio turnover	32%	66%	66%	120%		61%	75%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A		0.02%	0.01%

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.94. Excluding the proceeds from the settlement, the total return would have been 10.43%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L*1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/23 (UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.93	$23.08	$21.54	$21.10	$20.63	$23.31
Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.03	(0.04)	0.02	0.11	0.06
Net realized and unrealized gain (loss) on investments	1.64	(4.03)	4.15	1.96 [3]	2.19	(0.51)
Total from investment operations	1.71	(4.00)	4.11	1.98	2.30	(0.45)
Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.02)	(0.15)	(0.21)	(0.08)
From net realized gain on investments	(0.44)	(2.11)	(2.55)	(1.39)	(1.62)	(2.15)
Total distributions to shareholders	(0.47)	(2.15)	(2.57)	(1.54)	(1.83)	(2.23)
Net asset value - End of period	$18.17	$16.93	$23.08	$21.54	$21.10	$20.63
Net assets - End of period (000’s omitted)	$95,051	$89,871	$113,582	$100,254	$100,804	$106,348
Total return[4]	10.28%	(19.03% )	20.38%	9.87% [3]	12.26%	(2.13% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.79% [5]	1.78%	1.76%	1.77%	1.80%	1.85%
Net investment income (loss)	0.86% [5]	0.16%	(0.22% )	0.13%	0.57%	0.28%
Series portfolio turnover	32%	66%	66%	120%	61%	75%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.00% [6]	0.01%

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.94. Excluding the proceeds from the settlement, the total return would have been 9.76%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/23 (UNAUDITED)		10/31/22	10/31/21	10/31/20	FOR THE PERIOD 4/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.04		$21.85	$19.18	$18.08	$17.04
Income (loss) from investment operations:
Net investment income[2]	0.22		0.39	0.30	0.33	0.23
Net realized and unrealized gain (loss) on investments	1.65		(4.04)	3.82	1.71 [3]	0.90
Total from investment operations	1.87		(3.65)	4.12	2.04	1.13
Less distributions to shareholders:
From net investment income	(0.27)		(0.16)	(0.24)	(0.28)	(0.09)
From net realized gain on investments	(0.44)		(1.00)	(1.21)	(0.66)	(0.00)[4]
Total distributions to shareholders	(0.71)		(1.16)	(1.45)	(0.94)	(0.09)
Net asset value - End of period	$18.20		$17.04	$21.85	$19.18	$18.08
Net assets - End of period (000’s omitted)	$128		$118	$7	$6	$5
Total return[5]	11.17%		(17.60% )	22.34%	11.70% [3]	6.69%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[6]	0.10%	0.10%	0.10%	0.10%	[6]
Net investment income	2.55%	[6]	2.23%	1.44%	1.78%	2.20%	[6]
Series portfolio turnover	32%		66%	66%	120%	61%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.64%	[6]	0.63%	0.62%	0.62%	0.62%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.69. Excluding the proceeds from the settlement, the total return would have been 11.64%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,118.90	$5.78	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,119.60	$4.47	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$1,117.70	$6.88	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%
Class L
Actual	$1,000.00	$1,115.20	$9.65	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20	1.84%
Class W
Actual	$1,000.00	$1,124.40	$0.53	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Maximum Term Series - as of April 30, 2023

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Health Care	15.2%
Financials	14.3%
Information Technology	12.6%
Consumer Staples	10.7%
Industrials	8.5%
Communication Services	7.9%
Consumer Discretionary	7.1%
Materials	3.8%
Real Estate	3.7%
Utilities	0.7%
Energy	0.6%

[4]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Johnson & Johnson	2.6%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc. - Class A	2.4%
Visa, Inc. - Class A	2.2%
Mastercard, Inc. - Class A	2.1%
The Coca-Cola Co.	1.9%
Alphabet, Inc. - Class A	1.9%
ServiceNow, Inc.	1.9%
Mondelez International, Inc. - Class A	1.8%
Medtronic plc	1.7%

5As a percentage of total investments.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 83.7%

Communication Services - 7.6%
Diversified Telecommunication Services - 1.1%
Cellnex Telecom S.A. - ADR (Spain)	234,460	$4,923,660
Cellnex Telecom S.A. (Spain)[2]	6,503	273,802
Helios Towers plc (Tanzania)*	60,460	79,029
		5,276,491
Entertainment - 1.9%
Activision Blizzard, Inc.	51,700	4,017,607
Electronic Arts, Inc.	38,980	4,961,374
		8,978,981
Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A*	84,249	9,043,288
Auto Trader Group plc (United Kingdom)[2]	77,246	617,734
Meta Platforms, Inc. - Class A*	46,540	11,184,493
Tencent Holdings Ltd. (China)	5,700	253,172
		21,098,687
Media - 0.1%
Comcast Corp. - Class A	5,912	244,580
Omnicom Group, Inc.	655	59,323
Paramount Global - Class B	1,795	41,877
		345,780
Total Communication Services		35,699,939
Consumer Discretionary - 6.9%
Broadline Retail - 3.2%
Amazon.com, Inc.*	113,780	11,998,101
eBay, Inc.	1,278	59,337
MercadoLibre, Inc. (Brazil)*	2,287	2,921,620
		14,979,058
Distributors - 0.0%##
Genuine Parts Co.	434	73,047
Hotels, Restaurants & Leisure - 0.5%
Domino’s Pizza, Inc.	5,994	1,902,915
Meituan - Class B (China)*2	140	2,393
Monarch Casino & Resort, Inc.	1,075	74,562
Restaurant Brands International, Inc. (Canada)	3,877	271,894
		2,251,764
Household Durables - 1.0%
Nikon Corp. (Japan)	18,400	190,202
Sony Group Corp. - ADR (Japan)	46,271	4,149,121
Sony Group Corp. (Japan)	5,300	479,511
		4,818,834
Specialty Retail - 0.1%
The Home Depot, Inc.	1,238	372,068
Textiles, Apparel & Luxury Goods - 2.1%
lululemon athletica, Inc. *	17,044	6,475,527
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. - Class B	25,473	$3,227,938
		9,703,465
Total Consumer Discretionary		32,198,236
Consumer Staples - 10.7%
Beverages - 4.0%
The Coca-Cola Co.	143,663	9,215,981
Constellation Brands, Inc. - Class A	23,763	5,452,896
Diageo plc (United Kingdom)	7,003	319,450
Heineken N.V. - ADR (Netherlands)	57,795	3,321,479
Heineken N.V. (Netherlands)	4,115	472,505
		18,782,311
Consumer Staples Distribution & Retail - 1.7%
Dollar General Corp.	15,925	3,526,751
Dollar Tree, Inc.*	28,050	4,311,565
Sysco Corp.	857	65,766
		7,904,082
Food Products - 3.5%
Archer-Daniels-Midland Co.	1,201	93,774
Bunge Ltd.	466	43,618
Campbell Soup Co.	1,004	54,517
Conagra Brands, Inc.	1,479	56,143
Danone S.A. (France)	3,207	212,251
General Mills, Inc.	1,367	121,157
The J.M. Smucker Co.	356	54,970
Kellogg Co.	680	47,444
Kerry Group plc - Class A (Ireland)	3,160	332,826
The Kraft Heinz Co.	1,907	74,888
Mondelez International, Inc. - Class A	109,585	8,407,361
Nestle S.A. - ADR	45,989	5,898,549
Nestle S.A.	4,735	607,451
Tyson Foods, Inc. - Class A	882	55,116
		16,060,065
Household Products - 0.1%
Colgate-Palmolive Co.	1,653	131,909
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	223,600	505,415
		637,324
Personal Care Products - 1.4%
Beiersdorf AG (Germany)	3,421	477,672
L’Oreal S.A. (France)	206	98,451
Unilever plc - ADR (United Kingdom)	107,817	5,987,078
		6,563,201
Total Consumer Staples		49,946,983
Energy - 0.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	1,703	55,774

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Schlumberger N.V.	2,012	$99,292
		155,066
Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp.	1,881	317,099
ConocoPhillips	1,622	166,888
Coterra Energy, Inc.	1,939	49,638
Devon Energy Corp.	1,331	71,115
Diamondback Energy, Inc.	411	58,444
EOG Resources, Inc.	951	113,616
Exxon Mobil Corp.	3,015	356,795
Jonah Energy Parent LLC*3	2,449	110,205
Marathon Oil Corp.	1,441	34,815
Marathon Petroleum Corp.	890	108,580
Phillips 66	705	69,795
Valero Energy Corp.	563	64,559
		1,521,549
Total Energy		1,676,615
Financials - 14.0%
Banks - 1.9%
Bank of America Corp.	7,588	222,177
Citigroup, Inc.	3,415	160,744
Fifth Third Bancorp.	1,894	49,623
FinecoBank Banca Fineco S.p.A. (Italy)	22,269	337,547
HDFC Bank Ltd. - ADR (India)	60,663	4,234,277
Huntington Bancshares, Inc.	3,193	35,761
JPMorgan Chase & Co.	23,883	3,301,586
Regions Financial Corp.	2,862	52,260
Truist Financial Corp.	2,119	69,037
U.S. Bancorp.	2,852	97,766
Wells Fargo & Co.	4,049	160,948
		8,721,726
Capital Markets - 6.2%
Avanza Bank Holding AB (Sweden)	11,591	246,625
Cboe Global Markets, Inc.	45,422	6,345,453
Deutsche Boerse AG - ADR (Germany)	181,723	3,452,737
Deutsche Boerse AG (Germany)	2,921	557,060
Intercontinental Exchange, Inc.	38,705	4,216,136
Intermediate Capital Group plc (United Kingdom)	11,250	184,723
Moody’s Corp.	26,080	8,166,170
S&P Global, Inc.	16,265	5,897,364
		29,066,268
Financial Services - 5.2%
Adyen N.V. (Netherlands)*2	125	200,857
Mastercard, Inc. - Class A	25,579	9,720,787
PayPal Holdings, Inc.*	52,995	4,027,620
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Financial Services (continued)
Visa, Inc. - Class A	44,275	$10,304,121
		24,253,385
Insurance - 0.7%
Admiral Group plc - ADR (United Kingdom)	71,979	2,081,633
Admiral Group plc (United Kingdom)	22,982	667,951
The Hartford Financial Services Group, Inc.	632	44,866
RenaissanceRe Holdings Ltd. (Bermuda)	1,544	332,593
The Travelers Companies, Inc.	552	99,989
		3,227,032
Total Financials		65,268,411
Health Care - 15.4%
Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc.*	61,690	5,924,708
Gilead Sciences, Inc.	2,269	186,534
Vertex Pharmaceuticals, Inc.*	10,216	3,480,898
		9,592,140
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	2,023	223,481
Alcon, Inc. (Switzerland)	61,788	4,478,394
Baxter International, Inc.	1,168	55,690
Boston Scientific Corp.*	60,969	3,177,704
IDEXX Laboratories, Inc.*	5,909	2,908,174
Intuitive Surgical, Inc.*	16,136	4,860,486
Medtronic plc	90,559	8,236,341
		23,940,270
Health Care Providers & Services - 2.0%
CVS Health Corp.	33,708	2,471,133
Humana, Inc.	9,608	5,096,948
Quest Diagnostics, Inc.	383	53,164
UnitedHealth Group, Inc.	3,597	1,770,048
		9,391,293
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	7,605	4,220,015
Pharmaceuticals - 5.3%
AstraZeneca plc - ADR (United Kingdom)	84,205	6,165,490
Bristol-Myers Squibb Co.	3,075	205,318
Johnson & Johnson	73,899	12,097,266
Merck & Co., Inc.	3,228	372,737
Novartis AG - ADR (Switzerland)	39,761	4,078,286
Pfizer, Inc.	6,078	236,373
Zoetis, Inc.	8,201	1,441,572
		24,597,042
Total Health Care		71,740,760

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 8.3%
Aerospace & Defense - 4.0%
Airbus SE (France)	2,088	$292,392
BAE Systems plc - ADR (United Kingdom)	64,740	3,356,122
BAE Systems plc (United Kingdom)	50,132	638,681
General Dynamics Corp.	563	122,925
L3Harris Technologies, Inc.	40,357	7,875,669
Lockheed Martin Corp.	429	199,249
Northrop Grumman Corp.	12,977	5,985,901
Raytheon Technologies Corp.	1,627	162,537
		18,633,476
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	465	46,904
FedEx Corp.	367	83,595
United Parcel Service, Inc. - Class B	1,076	193,476
		323,975
Building Products - 1.6%
Masco Corp.	139,930	7,487,654
Commercial Services & Supplies - 0.5%
Cleanaway Waste Management Ltd. (Australia)	179,039	288,335
Copart, Inc.*	28,993	2,291,897
		2,580,232
Electrical Equipment - 0.0%##
Emerson Electric Co.	1,287	107,156
Ground Transportation - 1.8%
Canadian National Railway Co. (Canada)	19,462	2,321,233
CSX Corp.	65,840	2,017,338
Norfolk Southern Corp.	9,753	1,980,151
Union Pacific Corp.	10,759	2,105,536
		8,424,258
Industrial Conglomerates - 0.1%
3M Co.	1,076	114,293
Honeywell International, Inc.	1,109	221,622
		335,915
Machinery - 0.1%
Caterpillar, Inc.	955	208,954
Cummins, Inc.	401	94,251
Techtronic Industries Co. Ltd. (Hong Kong)	6,500	70,320
		373,525
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	357	51,911
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	2,255	183,793
IMCD N.V. (Netherlands)	1,091	164,239
		348,032
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)*	30,458	$166,769
Total Industrials		38,832,903
Information Technology - 12.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.	5,596	264,411
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	1,603	53,252
Keyence Corp. (Japan)	700	315,669
Softwareone Holding AG (Germany)	12,262	184,967
TE Connectivity Ltd.	644	78,806
		632,694
IT Services - 1.4%
Cognizant Technology Solutions Corp. - Class A	939	56,067
International Business Machines Corp.	1,063	134,374
Keywords Studios plc (Ireland)	2,374	80,761
Snowflake, Inc. - Class A*	41,372	6,126,366
		6,397,568
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc.*	22,572	2,017,260
Analog Devices, Inc.	983	176,822
Applied Materials, Inc.	41,999	4,747,147
Broadcom, Inc.	380	238,070
Microchip Technology, Inc.	1,095	79,924
Micron Technology, Inc.	127,782	8,224,050
QUALCOMM, Inc.	1,803	210,590
Skyworks Solutions, Inc.	425	45,007
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	52,917	4,460,903
Texas Instruments, Inc.	1,145	191,444
Tokyo Electron Ltd. (Japan)	2,100	240,462
		20,631,679
Software - 6.6%
Atlassian Corp. - Class A *	1,140	168,332
DoubleVerify Holdings, Inc.*	62,627	1,842,486
Intuit, Inc.	14,183	6,296,543
Microsoft Corp.	23,829	7,321,699
Salesforce, Inc.*	31,641	6,276,625
ServiceNow, Inc.*	19,589	8,999,578
		30,905,263
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	717	45,092
Total Information Technology		58,876,707
Materials - 3.8%
Chemicals - 3.1%
Air Liquide S.A. - ADR (France)	96,940	3,484,993

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Air Liquide S.A. (France)	3,112	$559,818
Dow, Inc.	1,384	75,290
FMC Corp.	65,254	8,064,089
International Flavors & Fragrances, Inc.	609	59,049
Linde plc	6,332	2,339,357
PPG Industries, Inc.	495	69,429
		14,652,025
Containers & Packaging - 0.0%##
Packaging Corp. of America	305	41,254
Metals & Mining - 0.7%
Barrick Gold Corp. (Canada)	90,103	1,715,561
Newmont Corp.	30,101	1,426,788
		3,142,349
Total Materials		17,835,628
Real Estate - 3.4%
Health Care REITs - 0.2%
CareTrust REIT, Inc.	6,687	130,330
Community Healthcare Trust, Inc.	3,241	115,995
Healthcare Realty Trust, Inc.	11,759	232,593
Ventas, Inc.	2,364	113,590
Welltower, Inc.	2,322	183,949
		776,457
Industrial REITs - 0.4%
Americold Realty Trust, Inc.	5,377	159,105
LXP Industrial Trust	13,900	130,660
Prologis, Inc.	7,593	951,023
Rexford Industrial Realty, Inc.	3,698	206,238
STAG Industrial, Inc.	3,159	106,995
Terreno Realty Corp.	3,200	197,088
		1,751,109
Office REITs - 0.0%##
Brandywine Realty Trust	7,742	30,426
Cousins Properties, Inc.	5,936	129,464
Equity Commonwealth	5,613	116,302
		276,192
Residential REITs - 0.3%
American Homes 4 Rent - Class A	2,533	84,247
Apartment Income REIT Corp.	2,468	91,267
AvalonBay Communities, Inc.	349	62,949
Camden Property Trust	747	82,207
Equity LifeStyle Properties, Inc.	3,506	241,563
Essex Property Trust, Inc.	320	70,314
Flagship Communities REIT	6,228	102,762
Invitation Homes, Inc.	6,167	205,793
Mid-America Apartment Communities, Inc.	1,187	182,561
Sun Communities, Inc.	2,287	317,733
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Residential REITs (continued)
UDR, Inc.	5,310	$219,462
		1,660,858
Retail REITs - 0.1%
Agree Realty Corp.	2,640	179,494
Getty Realty Corp.	6,658	221,911
Realty Income Corp.	2,212	139,002
		540,407
Specialized REITs - 2.4%
American Tower Corp.	855	174,753
Digital Realty Trust, Inc.	870	86,260
Equinix, Inc.	8,608	6,232,881
Extra Space Storage, Inc.	338	51,389
Life Storage, Inc.	1,570	210,977
Public Storage	1,137	335,222
SBA Communications Corp.	15,077	3,933,439
		11,024,921
Total Real Estate		16,029,944
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	46,610	2,894,947
TOTAL COMMON STOCKS
(Identified Cost $343,466,146)		391,001,073

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	2,921	21,294
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	5,500	27,500
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	7,607	140,654

TOTAL PREFERRED STOCKS
(Identified Cost $401,461)		189,448

CORPORATE BONDS - 2.4%

Non-Convertible Corporate Bonds- 2.4%
Communication Services - 0.3%
Entertainment - 0.1%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	650,000	601,268
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	990,000	938,824

Total Communication Services		1,540,092

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	250,000	$206,964
(China), 4.00%, 12/6/2037	460,000	396,938
Amazon.com, Inc., 3.30%, 4/13/2027	590,000	572,281

Total Consumer Discretionary		1,176,183
Consumer Staples - 0.1%
Beverages - 0.1%
PepsiCo, Inc., 3.90%, 7/18/2032	480,000	471,678
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	118,528	107,268
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	251,000	272,319
Energy Transfer LP, 6.50%, 2/1/2042	610,000	631,414
Total Energy		1,011,001
Financials - 0.6%
Banks - 0.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	480,000	400,544
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	450,000	403,445
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	680,000	661,053
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	225,000	224,310
		1,689,352
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	235,000	231,661
Synergy One Lending, Inc., 5.50%, 10/14/2026	285,000	251,295
		482,956
Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	230,000	229,571
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	125,661
		355,232
Total Financials		2,527,540
Industrials - 0.3%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	240,000	230,598
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine Transportation - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	275,000	$265,375
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	200,000	201,776
		467,151
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	60,414	61,367
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	281,068	249,673
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	35,105	33,046
		344,086
Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	300,000	261,197
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	214,625
		475,822
Total Industrials		1,517,657
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 4.25%, 5/20/2032	445,000	443,713
Materials - 0.1%
Metals & Mining - 0.1%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	290,000	257,699
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[5,6]	220,000	22
Total Materials		257,721
Real Estate - 0.3%
Industrial REITs - 0.0%##
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	196,670
Retail REITs - 0.2%
Simon Property Group LP, 2.65%, 2/1/2032	880,000	731,169
Specialized REITs - 0.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[5]	245,000	229,751

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	$424,034
		653,785
Total Real Estate		1,581,624
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	440,000	434,996
3.55%, 7/15/2024[2]	120,000	116,352
Total Utilities		551,348
TOTAL CORPORATE BONDS		11,078,557
(Identified Cost $11,997,278)

U.S. TREASURY SECURITIES - 12.3%

U.S. Treasury Bonds - 1.5%
U.S. Treasury Bond
2.375%, 2/15/2042	5,735,000	4,622,051
3.625%, 2/15/2053	2,270,000	2,248,719
Total U.S. Treasury Bonds
(Identified Cost $6,669,055)		6,870,770
U.S. Treasury Notes - 10.8%
U.S. Treasury Floating Rate Note (3 mo. US Treasury Bill Yield + 0.200%), 5.331%, 1/31/2025[7]	6,650,000	6,659,860
U.S. Treasury Note
3.125%, 11/15/2028	9,770,000	9,550,938
1.75%, 11/15/2029	15,635,000	14,091,044
0.875%, 11/15/2030	21,765,000	18,126,164
1.375%, 11/15/2031	2,530,000	2,146,942
Total U.S. Treasury Notes
(Identified Cost $50,015,312)		50,574,948
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $56,684,367)		57,445,718

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	5,138	4,751
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.720%, 3/26/2040[2,7]	9,455	9,177
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	7,412	7,360
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	6,135	6,090
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	3,851	$3,711
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	1,291	1,269
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	1,209	1,187
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 6.020%, 10/25/2048[2,7]	3,714	3,675
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	10,987	10,734
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $49,788)		47,954

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	402	393
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	2,005	1,737
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	3,001	2,745
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	17,118
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	3,290	3,030
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	2,007	1,927
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	5,591	4,975
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	2,269	2,086
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	3,165	2,977
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	3,488	3,239
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	3,283	3,001
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	1,240	1,096
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	3,653	3,170
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,497	1,340
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 6.418%, 11/15/2027[2,7]	15,954	11,368

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	8,489	$7,873

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $77,003)		68,075

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	3,608	3,610
Pool #AD0207, UMBS, 6.00%, 10/1/2038	3,518	3,731
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,351	2,350
Pool #AL8674, 5.647%, 1/1/2049	9,087	9,507
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	2,359	2,363
Pool #C91771, 4.50%, 6/1/2034	2,228	2,231
Pool #C91780, 4.50%, 7/1/2034	3,088	3,098

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $29,284)		26,890

SHORT-TERM INVESTMENT - 2.8%

Dreyfus Government Cash Management, Institutional Shares, 4.76%[9]
(Identified Cost $13,068,846)	13,068,846	13,068,846

TOTAL INVESTMENTS - 101.3%
(Identified Cost $425,774,173)		472,926,561
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(5,969,127)
NET ASSETS - 100%		$466,957,434

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $4,789,959, which represented 1.0% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2023

(unaudited)

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2023 was $229,773, or less than 0.1% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2023.

9Rate shown is the current yield as of April 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2023 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $425,774,173) (Note 2)	$472,926,561
Foreign currency, at value (identified cost $41)	41
Receivable for securities sold	13,665,191
Interest receivable	543,712
Foreign tax reclaims receivable	433,243
Dividends receivable	318,415
Receivable for fund shares sold	163,753
Prepaid expenses	31,591

TOTAL ASSETS	488,082,507

LIABILITIES:

Due to custodian	4,148,278
Accrued management fees (Note 3)	215,147
Accrued sub-transfer agent fees (Note 3)	131,343
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	116,330
Accrued fund accounting and administration fees (Note 3)	26,248
Accrued Chief Compliance Officer service fees (Note 3)	2,666
Directors’ fees payable (Note 3)	1,783
Payable for securities purchased	16,277,342
Payable for fund shares repurchased	93,559
Distributions payable	5
Other payables and accrued expenses	112,372

TOTAL LIABILITIES	21,125,073

TOTAL NET ASSETS	$466,957,434

NET ASSETS CONSIST OF:

Capital stock	$208,523
Additional paid-in-capital	425,047,806
Total distributable earnings (loss)	41,701,105

TOTAL NET ASSETS	$466,957,434

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2023 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($273,497,786/12,231,918 shares)	$22.36

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($94,452,275/4,205,326 shares)[1]	$22.46

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($45,739,672/2,037,468 shares)[1]	$22.45

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($51,886,565/2,316,527 shares)[1]	$22.40

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($1,381,136/61,040 shares)	$22.63

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2023 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $111,872)	$2,526,742
Interest	1,338,367

Total Investment Income	3,865,109

EXPENSES:

Management fees (Note 3)	1,326,082
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	323,028
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	248,513
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	109,859
Sub-transfer agent fees (Note 3)	183,435
Fund accounting and administration fees (Note 3)	54,716
Directors’ fees (Note 3)	24,402
Chief Compliance Officer service fees (Note 3)	4,040
Transfer agent fees	182,606
Custodian fees	15,979
Miscellaneous	133,813

Total Expenses	2,606,473
Less reduction of expenses (Note 3)	(63,042)

Net Expenses	2,543,431

NET INVESTMENT INCOME	1,321,678

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(5,164,057)
Foreign currency and translation of other assets and liabilities	4,505

(5,159,552)
Net change in unrealized appreciation (depreciation) on-
Investments	53,627,733
Foreign currency and translation of other assets and liabilities	49,844

53,677,577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	48,518,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,839,703

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)	FOR THE YEAR ENDED 10/31/22

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,321,678	$1,381,874
Net realized gain (loss) on investments and foreign currency	(5,159,552)	46,462,969
Net change in unrealized appreciation (depreciation) on investments and foreign currency	53,677,577	(166,535,500)

Net increase (decrease) from operations	49,839,703	(118,690,657)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(24,993,590)	(18,792,228)
Class I	(8,604,442)	(17,907,893)
Class R	(4,190,608)	(5,663,011)
Class L	(4,662,176)	(8,253,452)
Class W	(132,452)	(52,825)

Total distributions to shareholders	(42,583,268)	(50,669,409)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	31,411,895	27,404,994

Net increase (decrease) in net assets	38,668,330	(141,955,072)

NET ASSETS:

Beginning of period	428,289,104	570,244,176

End of period	$466,957,434	$428,289,104

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.09	$29.84	$22.70	$21.32	$20.59	$21.71
Income (loss) from investment operations:
Net investment income[1]	0.07	0.08	0.02	0.05	0.14	0.08
Net realized and unrealized gain (loss) on investments	2.42	(6.13)	7.95	2.40 [2]	2.44	0.42
Total from investment operations	2.49	(6.05)	7.97	2.45	2.58	0.50
Less distributions to shareholders:
From net investment income	(0.07)	(0.01)	—	(0.03)	(0.08)	(0.06)
From net realized gain on investments	(2.15)	(1.69)	(0.83)	(1.04)	(1.77)	(1.56)
Total distributions to shareholders	(2.22)	(1.70)	(0.83)	(1.07)	(1.85)	(1.62)
Net asset value - End of period	$22.36	$22.09	$29.84	$22.70	$21.32	$20.59
Net assets - End of period (000’s omitted)	$273,498	$249,884	$331,183	$261,094	$229,540	$248,691
Total return[3]	11.89%	(21.39% )	35.82%	11.85% [2]	14.19%	2.24%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.10% [4]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.65% [4]	0.33%	0.06%	0.25%	0.70%	0.35%
Series portfolio turnover	36%	62%	49%	88%	73%	63%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02% [4]	0.03%	0.00% [5]	N/A	0.01%	0.03%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.37. Excluding the proceeds from the settlement, the total return would have been 11.70%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.19	$33.24	$26.55	$26.72	$28.93	$32.84
Income (loss) from investment operations:
Net investment income[2]	0.09	0.14	0.09	0.14	0.25	0.20
Net realized and unrealized gain (loss) on investments	2.43	(6.23)	9.03	2.89 [3]	2.92	0.62
Total from investment operations	2.52	(6.09)	9.12	3.03	3.17	0.82
Less distributions to shareholders:
From net investment income	(0.10)	(0.17)	(0.08)	(0.25)	(0.37)	(0.31)
From net realized gain on investments	(2.15)	(4.79)	(2.35)	(2.95)	(5.01)	(4.42)
Total distributions to shareholders	(2.25)	(4.96)	(2.43)	(3.20)	(5.38)	(4.73)
Net asset value - End of period	$22.46	$22.19	$33.24	$26.55	$26.72	$28.93
Net assets - End of period (000’s omitted)	$94,452	$86,355	$120,573	$71,034	$79,352	$94,093
Total return[4]	11.96%	(21.17% )	36.17%	12.23% [3]	14.44%	2.44%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85% [5]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.90% [5]	0.58%	0.31%	0.51%	0.94%	0.60%
Series portfolio turnover	36%	62%	49%	88%	73%	63%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.06% [5]	0.05%	0.04%	0.04%	0.05%	0.03%

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.86. Excluding the proceeds from the settlement, the total return would have been 12.11%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.17	$31.61	$24.71	$24.10	$24.81	$27.29
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.04	(0.04)	(0.00)[3]	0.11	0.02
Net realized and unrealized gain (loss) on investments	2.43	(6.21)	8.52	2.68 [4]	2.68	0.55
Total from investment operations	2.48	(6.17)	8.48	2.68	2.79	0.57
Less distributions to shareholders:
From net investment income	(0.05)	(0.04)	(0.00)[3]	(0.08)	(0.12)	(0.07)
From net realized gain on investments	(2.15)	(3.23)	(1.58)	(1.99)	(3.38)	(2.98)
Total distributions to shareholders	(2.20)	(3.27)	(1.58)	(2.07)	(3.50)	(3.05)
Net asset value - End of period	$22.45	$22.17	$31.61	$24.71	$24.10	$24.81
Net assets - End of period (000’s omitted)	$45,740	$42,363	$54,899	$46,036	$13,767	$13,841
Total return[5]	11.77%	(21.59% )	35.60%	11.69% [4]	13.84%	1.99%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.31% [6]	1.32%	1.29%	1.30%	1.34%	1.35%
Net investment income (loss)	0.44% [6]	0.12%	(0.12% )	(0.01% )	0.46%	0.11%
Series portfolio turnover	36%	62%	49%	88%	73%	63%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.00% [7]	0.03%

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.65. Excluding the proceeds from the settlement, the total return would have been 11.60%.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6Annualized.

7Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L*1

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.13		$32.87	$26.30	$26.30	$28.07	$31.65
Income (loss) from investment operations:
Net investment loss[2]	(0.01)		(0.10)	(0.21)	(0.10)	0.00 [3]	(0.13)
Net realized and unrealized gain (loss) on investments	2.43		(6.23)	8.95	2.84 [4]	2.92	0.62
Total from investment operations	2.42		(6.33)	8.74	2.74	2.92	0.49
Less distributions to shareholders:
From net investment income	—		—	—	(0.03)	(0.08)	—
From net realized gain on investments	(2.15)		(4.41)	(2.17)	(2.71)	(4.61)	(4.07)
Total distributions to shareholders	(2.15)		(4.41)	(2.17)	(2.74)	(4.69)	(4.07)
Net asset value - End of period	$22.40		$22.13	$32.87	$26.30	$26.30	$28.07
Net assets - End of period (000’s omitted)	$51,887		$48,415	$62,765	$52,854	$54,415	$52,560
Total return[5]	11.52%		(21.99% )	34.77%	11.09% [4]	13.40%	1.40%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.84%	[6]	1.84%	1.82%	1.81%	1.82%	1.85%
Net investment loss	(0.09%	)[6]	(0.41% )	(0.65% )	(0.46% )	(0.03% )	(0.40% )
Series portfolio turnover	36%		62%	49%	88%	73%	63%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	N/A	N/A	0.01%	0.03%

1Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.81. Excluding the proceeds from the settlement, the total return would have been 10.87%.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS				FOR THE
	ENDED				PERIOD
	4/30/23				4/1/19[1] TO
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.33	$30.11	$22.84	$21.39	$20.12
Income (loss) from investment operations:
Net investment income[2]	0.18	0.34	0.29	0.27	0.12
Net realized and unrealized gain (loss) on investments	2.45	(6.19)	8.01	2.41 [3]	1.24
Total from investment operations	2.63	(5.85)	8.30	2.68	1.36
Less distributions to shareholders:
From net investment income	(0.18)	(0.24)	(0.20)	(0.19)	(0.09)
From net realized gain on investments	(2.15)	(1.69)	(0.83)	(1.04)	(0.00)[4]
Total distributions to shareholders	(2.33)	(1.93)	(1.03)	(1.23)	(0.09)
Net asset value - End of period	$22.63	$22.33	$30.11	$22.84	$21.39
Net assets - End of period (000’s omitted)	$1,381	$1,273	$825	$615	$551
Total return[5]	12.44%	(20.58% )	37.19%	12.97% [3]	6.79%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10%	0.10% [6]
Net investment income	1.65% [6]	1.34%	1.06%	1.25%	1.04% [6]
Series portfolio turnover	36%	62%	49%	88%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets)
would have increased by the following amounts:
	0.69% [6]	0.69%	0.67%	0.66%	0.65% [6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.38. Excluding the proceeds from the settlement, the total return would have been 12.82%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L (formerly Class R2), W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

On November 4, 2022, a Reverse Stock Split, approved by the Fund’s Board of Directors, was executed for Classes I, L, and R of the Series after the close of trading. Shareholders who owned Classes I, L and R shares of the Series received a proportional number of Classes I, L, and R shares of the Series. Following the Reverse Stock Split, the total dollar value of a shareholder’s investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split.

Reverse Stock Split Ratios for the impacted Series are as follows:

SERIES/CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Pro-Blend® Conservative Term Series Class I	1 : 0.692071
Pro-Blend® Conservative Term Series Class L	1 : 0.649731
Pro-Blend® Conservative Term Series Class R	1 : 0.651270
Pro-Blend® Extended Term Series Class I	1 : 0.419216
Pro-Blend® Extended Term Series Class L	1 : 0.473967
Pro-Blend® Extended Term Series Class R	1 : 0.530327
Pro-Blend® Maximum Term Series Class I	1 : 0.353232
Pro-Blend® Maximum Term Series Class L	1 : 0.383285
Pro-Blend® Maximum Term Series Class R	1 : 0.523261
Pro-Blend® Moderate Term Series Class I	1 : 0.669604
Pro-Blend® Moderate Term Series Class L	1 : 0.679883
Pro-Blend® Moderate Term Series Class R	1 : 0.721733

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L (formerly Class R2) common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,757,065	$6,299,046	$458,019	$—
Consumer Discretionary	3,928,076	3,724,234	203,842	—
Consumer Staples	7,705,737	6,936,732	769,005	—
Energy	534,839	428,954	—	105,885
Financials	10,668,489	10,005,612	662,877	—
Health Care	10,752,080	10,752,080	—	—
Industrials	8,302,660	7,749,850	552,810	—
Information Technology	9,013,143	8,772,312	240,831	—
Materials	4,111,054	3,938,539	172,515	—
Real Estate	3,730,654	3,730,654	—	—
Utilities	929,414	929,414	—	—
Preferred securities:
Information Technology	378,235	378,235	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	181,218,961	—	181,218,961	—
States and political subdivisions (municipals)	5,201,205	—	5,201,205	—
Corporate debt:
Communication Services	11,516,128	—	11,516,128	—
Consumer Discretionary	7,700,439	—	7,700,439	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Consumer Staples	$3,311,575	$—	$3,311,575	$—
Energy	6,673,473	—	6,673,473	—
Financials	11,932,653	—	11,932,653	—
Industrials	6,617,994	—	6,617,994	—
Information Technology	3,539,735	—	3,539,735	—
Materials	1,786,207	—	1,786,207	—
Real Estate	8,453,777	—	8,453,777	—
Utilities	3,740,514	—	3,740,514	—
Asset-backed securities	29,196,181	—	29,196,181	—
Commercial mortgage-backed securities	30,605,752	—	30,605,752	—
Foreign government bonds	622,807	—	622,807	—
Short-Term Investment	3,919,930	3,919,930	—	—
Total assets	$382,848,777	$67,565,592	$315,177,300	$105,885

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$14,352,757	$13,387,512	$965,245	$—
Consumer Discretionary	8,348,868	7,917,221	431,647	—
Consumer Staples	16,934,579	15,318,164	1,616,415	—
Energy	1,140,089	905,009	—	235,080
Financials	22,710,011	21,312,653	1,397,358	—
Health Care	22,312,160	22,312,160	—	—
Industrials	17,695,276	16,515,209	1,180,067	—
Information Technology	19,199,396	18,709,625	489,771	—
Materials	8,371,730	8,010,870	360,860	—
Real Estate	7,921,710	7,921,710	—	—
Utilities	1,877,275	1,877,275	—	—
Preferred securities:
Information Technology	305,236	305,236	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	151,037,820	—	151,037,820	—
States and political subdivisions (municipals)	4,454,200	—	4,454,200	—
Corporate debt:
Communication Services	8,031,200	—	8,031,200	—
Consumer Discretionary	5,710,316	—	5,710,316	—
Consumer Staples	2,319,085	—	2,319,085	—
Energy	4,303,103	—	4,303,103	—
Financials	9,005,790	—	9,005,790	—
Industrials	5,040,211	—	5,040,211	—
Information Technology	2,482,800	—	2,482,800	—
Materials	1,137,479	—	1,137,479	—
Real Estate	6,457,110	—	6,457,110	—
Utilities	2,623,274	—	2,623,274	—
Asset-backed securities	21,758,986	—	21,758,986	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Commercial mortgage-backed securities	$17,993,934	$—	$17,993,934	$—
Foreign government bonds	420,931	—	420,931	—
Short-Term Investment	8,834,156	8,834,156	—	—
Total assets	$392,779,482	$143,326,800	$249,217,602	$235,080

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$26,984,313	$25,130,391	$1,853,922	$—
Consumer Discretionary	16,147,569	15,323,821	823,748	—
Consumer Staples	33,776,972	30,676,786	3,100,186	—
Energy	2,059,087	1,744,717	—	314,370
Financials	46,206,427	43,529,870	2,676,557	—
Health Care	43,803,749	43,803,749	—	—
Industrials	34,135,551	31,902,134	2,233,417	—
Information Technology	36,896,737	35,932,532	964,205	—
Materials	16,394,652	15,714,127	680,525	—
Real Estate	15,172,005	15,172,005	—	—
Utilities	3,442,136	3,442,136	—	—
Preferred securities:
Information Technology	437,981	437,981	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	187,267,232	—	187,267,232	—
States and political subdivisions (municipals)	3,623,413	—	3,623,413	—
Corporate debt:
Communication Services	8,425,997	—	8,425,997	—
Consumer Discretionary	5,824,137	—	5,824,137	—
Consumer Staples	2,437,004	—	2,437,004	—
Energy	4,739,621	—	4,739,621	—
Financials	10,252,181	—	10,252,181	—
Industrials	5,926,621	—	5,926,621	—
Information Technology	2,820,731	—	2,820,731	—
Materials	1,350,762	—	1,350,762	—
Real Estate	7,318,150	—	7,318,150	—
Utilities	2,775,941	—	2,775,941	—
Asset-backed securities	25,363,650	—	25,363,650	—
Commercial mortgage-backed securities	18,384,532	—	18,384,532	—
Foreign government bonds	472,752	—	472,752	—
Short-Term Investment	13,715,914	13,715,914	—	—
Total assets	$576,155,817	$276,526,163	$299,315,284	$314,370

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$35,699,939	$34,476,202	$1,223,737	$—
Consumer Discretionary	32,198,236	31,526,130	672,106	—
Consumer Staples	49,946,983	47,426,377	2,520,606	—
Energy	1,676,615	1,566,410	—	110,205
Financials	65,268,411	63,073,648	2,194,763	—
Health Care	71,740,760	71,740,760	—	—
Industrials	38,832,903	37,028,374	1,804,529	—
Information Technology	58,876,707	58,054,848	821,859	—
Materials	17,835,628	17,275,810	559,818	—
Real Estate	16,029,944	16,029,944	—	—
Utilities	2,894,947	2,894,947	—	—
Preferred securities:
Information Technology	189,448	189,448	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	57,472,608	—	57,472,608	—
Corporate debt:
Communication Services	1,540,092	—	1,540,092	—
Consumer Discretionary	1,176,183	—	1,176,183	—
Consumer Staples	471,678	—	471,678	—
Energy	1,011,001	—	1,011,001	—
Financials	2,527,540	—	2,527,540	—
Industrials	1,517,657	—	1,517,657	—
Information Technology	443,713	—	443,713	—
Materials	257,721	—	257,721	—
Real Estate	1,581,624	—	1,581,624	—
Utilities	551,348	—	551,348	—
Asset-backed securities	47,954	—	47,954	—
Commercial mortgage-backed securities	68,075	—	68,075	—
Short-Term Investment	13,068,846	13,068,846	—	—
Total assets	$472,926,561	$394,351,744	$78,464,612	$110,205

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2023.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2023, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2019 through October 31, 2022. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro- Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.10%
Pro-Blend® Moderate Term Series Class W	0.70%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the following expenses for Class S, Class I, Class R, Class L and Class W shares for the six months ended April 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$ 3,360	$22,427
Pro-Blend® Moderate Term Series	315	13,697
Pro-Blend® Extended Term Series	366	23
Pro-Blend® Maximum Term Series	3,966	59,076

For the six months ended April 30, 2023, the Advisor did not recoup any expenses from Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series that have been previously waived or reimbursed.

As of April 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2023	2024	2025	2026	TOTAL
Pro-Blend® Conservative Term Series
Class S	$—	$—	$—	$14,893	$14,893
Class I	—	—	—	7,072	7,072
Class W	—	473	651	462	1,586
Pro-Blend® Moderate Term Series
Class I	$10,501	$—	$231	$13,668	$24,400
Class W	88	70	65	29	252
Pro-Blend® Extended Term Series
Class W	$1	$1	$7	$23	$32
Pro-Blend® Maximum Term Series
Class S	$—	$2,390	$78,608	$31,984	$112,982
Class I	27,075	34,927	54,276	26,510	142,788
Class W	352	513	784	582	2,231

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L (formerly Class R2), Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares (formerly Class R2) and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$25,366,834	$105,165,483	$56,775,629	$90,626,350
Pro-Blend® Moderate Term Series	38,915,047	87,564,924	70,596,691	61,081,519
Pro-Blend® Extended Term Series	71,454,488	104,783,756	106,764,240	65,440,586
Pro-Blend® Maximum Term Series	102,555,108	62,801,119	112,573,260	42,524,765

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	413,674	$5,119,588	1,409,506	$18,859,937
Reinvested	474,018	5,825,684	995,998	13,784,614
Repurchased	(1,881,635)	(23,301,450)	(4,324,953)	(57,249,359)
Total	(993,943)	$(12,356,178)	(1,919,449)	$(24,604,808)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	662,601	$8,186,980	1,618,432	$21,737,857
Reinvested	201,415	2,475,391	572,853	7,929,720
Repurchased	(1,762,197)	(21,764,440)	(2,848,860)	(37,876,504)
Total	(898,181)	$(11,102,069)	(657,575)	$(8,208,927)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	20,987	$261,872	229,494	$3,115,164
Reinvested	39,164	482,893	123,261	1,710,937
Repurchased	(280,045)	(3,445,988)	(365,955)	(4,828,349)
Total	(219,894)	$(2,701,223)	(13,200)	$(2,248)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	118,035	$1,467,806	624,908	$8,349,634
Reinvested	112,639	1,394,467	478,045	6,658,619
Repurchased	(541,988)	(6,721,487)	(1,370,535)	(18,277,900)
Total	(311,314)	$(3,859,214)	(267,582)	$(3,269,647)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$22	—	$—
Reinvested	4,785	58,711	7,620	105,312
Repurchased	(1,212)	(15,089)	(9,932)	(135,340)
Total	3,573	$43,644	(2,312)	$(30,028)

PRO-BLEND® MODERATE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	697,951	$9,058,392	2,181,888	$30,600,280
Reinvested	140,342	1,824,440	991,802	14,658,830
Repurchased	(1,787,926)	(23,260,725)	(3,643,927)	(50,646,440)
Total	(949,633)	$(12,377,893)	(470,237)	$(5,387,330)

PRO-BLEND® MODERATE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	487,332	$6,379,711	1,193,784	$17,258,488
Reinvested	88,512	1,153,306	774,103	11,468,125
Repurchased	(1,251,460)	(16,269,576)	(1,863,686)	(26,263,636)
Total	(675,616)	$(8,736,559)	104,201	$2,462,977

PRO-BLEND® MODERATE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	46,159	$602,157	132,304	$1,855,921
Reinvested	12,622	165,096	153,510	2,282,223
Repurchased	(129,160)	(1,687,246)	(273,152)	(3,846,606)
Total	(70,379)	$(919,993)	12,662	$291,538

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	180,119	$2,366,554	544,190	$7,741,309
Reinvested	10,769	141,394	610,081	9,098,952
Repurchased	(686,810)	(8,965,036)	(938,769)	(12,948,038)
Total	(495,922)	$(6,457,088)	215,502	$3,892,223

PRO-BLEND® MODERATE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$1	1,517	$19,816
Reinvested	14	186	936	13,855
Repurchased	(814)	(10,561)	(8,911)	(123,771)
Total	(800)	$(10,374)	(6,458)	$(90,100)

PRO-BLEND® EXTENDED TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	573,201	$9,949,211	1,307,069	$25,424,311
Reinvested	570,722	9,856,369	835,517	17,111,400
Repurchased	(1,462,616)	(25,205,581)	(2,556,261)	(48,868,868)
Total	(318,693)	$(5,400,001)	(413,675)	$(6,333,157)

PRO-BLEND® EXTENDED TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	320,634	$5,543,098	850,400	$16,897,234
Reinvested	298,671	5,167,000	1,010,330	20,726,404
Repurchased	(567,299)	(9,861,902)	(1,996,764)	(38,267,547)
Total	52,006	$848,196	(136,034)	$(643,909)

PRO-BLEND® EXTENDED TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	55,403	$966,905	169,770	$3,292,504
Reinvested	80,877	1,404,034	231,940	4,771,524
Repurchased	(133,459)	(2,328,033)	(374,829)	(7,381,993)
Total	2,821	$42,906	26,881	$682,035

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	239,679	$4,189,931	396,428	$7,732,508
Reinvested	137,318	2,394,825	510,214	10,538,700
Repurchased	(454,185)	(7,935,750)	(520,117)	(10,020,774)
Total	(77,188)	$(1,350,994)	386,525	$8,250,434

PRO-BLEND® EXTENDED TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	6,546	$117,706
Reinvested	180	3,132	19	387
Repurchased	(47)	(826)	—	—
Total	133	$2,306	6,565	$118,093

PRO-BLEND® MAXIMUM TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	533,426	$11,495,781	1,635,990	$40,831,792
Reinvested	1,158,592	24,469,467	667,165	18,306,994
Repurchased	(770,170)	(16,617,846)	(2,090,093)	(53,924,008)
Total	921,848	$19,347,402	213,062	$5,214,778

PRO-BLEND® MAXIMUM TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	379,171	$8,219,116	923,692	$24,106,098
Reinvested	396,979	8,415,951	633,274	17,410,453
Repurchased	(463,238)	(10,048,188)	(1,292,882)	(32,673,632)
Total	312,912	$6,586,879	264,084	$8,842,919

PRO-BLEND® MAXIMUM TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	72,130	$1,564,457	240,882	$6,189,729
Reinvested	197,407	4,188,968	205,024	5,657,881
Repurchased	(142,813)	(3,099,780)	(272,329)	(6,732,049)
Total	126,724	$2,653,645	173,577	$5,115,561

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	97,621	$2,119,481	215,053	$5,455,555
Reinvested	219,326	4,654,100	297,365	8,231,581
Repurchased	(187,788)	(4,034,761)	(233,839)	(6,159,931)
Total	129,159	$2,738,820	278,579	$7,527,205

PRO-BLEND® MAXIMUM TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$4	28,738	$678,083
Reinvested	5,980	127,331	1,934	52,825
Repurchased	(1,947)	(42,186)	(1,050)	(26,377)
Total	4,033	$85,149	29,622	$704,531

[1]	Per share amounts have been adjusted to reflect a reverse stock split effective after the close of business on November 4th. 2022. See Note 1 of the Notes to Financial Statements for details on ratios.

At April 30, 2023, the Advisor and its affiliates owned less than 0.1% of Pro-Blend® Conservative Term Series, 0.2% of Pro-Blend® Moderate Term Series, less than 0.1% of Pro-Blend® Extended Term Series and 0.2% of Pro-Blend® Maximum Term Series.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended April 30, 2023, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2023.

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2023, none of the Series held any loan assignments.

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2022 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$15,712,277	$21,751,253	$35,123,002	$25,463,205
Long-term capital gains	15,215,704	16,456,980	19,207,547	25,206,204

At April 30, 2023, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$391,482,780	$390,749,392	$563,838,974	$426,756,997
Unrealized appreciation	9,786,230	17,558,593	33,392,119	58,662,091
Unrealized depreciation	(18,420,233)	(15,528,503)	(21,075,276)	(12,492,527)
Net unrealized appreciation (depreciation)	$(8,634,003)	$2,030,090	$12,316,843	$46,169,564

At October 31, 2022, Pro-Blend® Conservative Term Series had net short-term capital loss carryforwards of $20,936 and long-term capital loss carryforwards of $318,046, respectively, available, to the extent allowed by the Internal Revenue Code, to offset future net capital gain, if any, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/23-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Disciplined Value Series

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,019.90	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Class I
Actual	$1,000.00	$1,020.50	$2.71	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%
Class W
Actual	$1,000.00	$1,021.80	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Class Z
Actual	$1,000.00	$1,022.20	$2.06	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06	0.41%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2023

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Disciplined Value Series

Investment Portfolio - April 30, 2023

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.7%

Communication Services - 3.3%
Media - 3.3%
Comcast Corp. - Class A	207,877	$8,599,871
Omnicom Group, Inc.	23,036	2,086,371
Paramount Global - Class B	63,131	1,472,846
Total Communication Services		12,159,088
Consumer Discretionary - 4.7%
Broadline Retail - 0.6%
eBay, Inc.	44,956	2,087,307
Distributors - 0.7%
Genuine Parts Co.	15,258	2,568,074
Specialty Retail - 3.4%
The Home Depot, Inc.	41,800	12,562,572
Total Consumer Discretionary		17,217,953
Consumer Staples - 7.6%
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp.	30,132	2,312,330
Food Products - 5.7%
Archer-Daniels-Midland Co.	42,242	3,298,255
Bunge Ltd.	16,388	1,533,917
Campbell Soup Co.	35,311	1,917,387
Conagra Brands, Inc.	51,998	1,973,844
General Mills, Inc.	48,057	4,259,292
The J.M. Smucker Co.	12,515	1,932,441
Kellogg Co.	23,917	1,668,689
The Kraft Heinz Co.	67,040	2,632,661
Tyson Foods, Inc. - Class A	30,999	1,937,128
		21,153,614
Household Products - 1.3%
Colgate-Palmolive Co.	58,112	4,637,337
Total Consumer Staples		28,103,281
Energy - 14.9%
Energy Equipment & Services - 1.5%
Halliburton Co.	59,882	1,961,135
Schlumberger N.V	70,756	3,491,809
		5,452,944
Oil, Gas & Consumable Fuels - 13.4%
Chevron Corp.	66,133	11,148,701
ConocoPhillips	57,039	5,868,743
Coterra Energy, Inc.	68,165	1,745,024
Devon Energy Corp.	46,799	2,500,471
Diamondback Energy, Inc.	14,462	2,056,496
EOG Resources, Inc.	33,437	3,994,718
Exxon Mobil Corp.	106,005	12,544,632
Marathon Oil Corp.	50,686	1,224,574
Marathon Petroleum Corp.	31,305	3,819,210
Phillips 66	24,796	2,454,804
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	19,790	$2,269,319
		49,626,692
Total Energy		55,079,636
Financials - 13.1%
Banks - 11.8%
Bank of America Corp.	266,824	7,812,607
Citigroup, Inc.	120,074	5,651,883
Fifth Third Bancorp	62,709	1,642,976
Huntington Bancshares, Inc.	112,291	1,257,659
JPMorgan Chase & Co.	101,475	14,027,904
Regions Financial Corp.	100,646	1,837,796
Truist Financial Corp.	74,501	2,427,243
U.S. Bancorp	100,275	3,437,427
Wells Fargo & Co.	136,392	5,421,582
		43,517,077
Insurance - 1.3%
The Hartford Financial Services Group, Inc.	22,219	1,577,327
The Travelers Companies, Inc.	18,046	3,268,852
		4,846,179
Total Financials		48,363,256
Health Care - 18.6%
Biotechnology - 1.7%
Gilead Sciences, Inc.	76,658	6,302,054
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	65,340	7,218,110
Baxter International, Inc.	41,063	1,957,884
Medtronic plc	62,216	5,658,545
		14,834,539
Health Care Providers & Services - 1.6%
CVS Health Corp.	55,288	4,053,163
Quest Diagnostics, Inc.	13,450	1,866,995
		5,920,158
Pharmaceuticals - 11.3%
Bristol-Myers Squibb Co.	108,144	7,220,775
Johnson & Johnson	78,323	12,821,475
Merck & Co., Inc.	113,507	13,106,653
Pfizer, Inc.	213,728	8,311,882
		41,460,785
Total Health Care		68,517,536
Industrials - 18.7%
Aerospace & Defense - 5.4%
General Dynamics Corp.	19,800	4,323,132
L3Harris Technologies, Inc.	14,632	2,855,435
Lockheed Martin Corp.	15,079	7,003,441

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2023

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp.	57,199	$5,714,180
		19,896,188
Air Freight & Logistics - 3.1%
C.H. Robinson Worldwide, Inc.	15,572	1,570,748
FedEx Corp.	12,898	2,937,906
United Parcel Service, Inc. - Class B	37,823	6,800,954
		11,309,608
Electrical Equipment - 1.0%
Emerson Electric Co.	45,254	3,767,848
Ground Transportation - 2.6%
Norfolk Southern Corp.	14,933	3,031,847
Union Pacific Corp.	33,861	6,626,598
		9,658,445
Industrial Conglomerates - 3.2%
3M Co.	37,845	4,019,896
Honeywell International, Inc.	39,002	7,794,159
		11,814,055
Machinery - 2.9%
Caterpillar, Inc.	33,570	7,345,116
Cummins, Inc.	14,090	3,311,714
		10,656,830
Professional Services - 0.5%
Broadridge Financial Solutions, Inc.	12,563	1,826,786
Total Industrials		68,929,760
Information Technology - 15.0%
Communications Equipment - 2.5%
Cisco Systems, Inc.	196,787	9,298,186
Electronic Equipment, Instruments & Components - 1.3%
Corning, Inc.	56,357	1,872,180
TE Connectivity Ltd.	22,658	2,772,659
		4,644,839
IT Services - 1.8%
Cognizant Technology Solutions Corp. - Class A	33,030	1,972,221
International Business Machines Corp.	37,382	4,725,459
		6,697,680
Semiconductors & Semiconductor Equipment - 9.0%
Analog Devices, Inc.	34,554	6,215,574
Broadcom, Inc.	13,355	8,366,908
Microchip Technology, Inc.	38,507	2,810,626
QUALCOMM, Inc.	63,398	7,404,886
Skyworks Solutions, Inc.	14,936	1,581,722
Texas Instruments, Inc.	40,252	6,730,134
		33,109,850
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	25,225	$1,586,400
Total Information Technology		55,336,955
Materials - 2.8%
Chemicals - 2.4%
Dow, Inc.	48,681	2,648,247
FMC Corp.	14,224	1,757,802
International Flavors & Fragrances, Inc.	21,419	2,076,786
PPG Industries, Inc.	16,719	2,345,007
		8,827,842
Containers & Packaging - 0.4%
Packaging Corp. of America	10,735	1,452,016
Total Materials		10,279,858
TOTAL COMMON STOCKS
(Identified Cost $355,713,230)		363,987,323

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management,
Institutional Shares, 4.76%[1]
(Identified Cost $3,980,009)	3,980,009	3,980,009

TOTAL INVESTMENTS - 99.8%
(Identified Cost $359,693,239)		367,967,332
OTHER ASSETS, LESS LIABILITIES - 0.2%		599,347
NET ASSETS - 100%		$368,566,679

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2023

(unaudited)

1Rate shown is the current yield as of April 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $359,693,239) (Note 2)	$367,967,332
Cash	104,574
Receivable for fund shares sold	364,713
Dividends receivable	351,457
Prepaid expenses	28,414

TOTAL ASSETS	368,816,490

LIABILITIES:

Accrued sub-transfer agent fees (Note 3)	50,625
Accrued management fees (Note 3)	41,156
Accrued fund accounting and administration fees (Note 3)	16,072
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	12,783
Directors’ fees payable (Note 3)	2,760
Accrued Chief Compliance Officer service fees (Note 3)	2,665
Payable for fund shares repurchased	71,575
Professional fees payable	32,315
Other payables and accrued expenses	19,860

TOTAL LIABILITIES	249,811

TOTAL NET ASSETS	$368,566,679

NET ASSETS CONSIST OF:

Capital stock	$471,088
Additional paid-in-capital	343,717,200
Total distributable earnings (loss)	24,378,391

TOTAL NET ASSETS	$368,566,679

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($61,881,545/8,068,962 shares)	$7.67

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($80,890,124/9,897,624 shares)	$8.17

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($202,673,210/26,313,893 shares)	$7.70

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($23,121,800/2,828,300 shares)	$8.18

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2023 (unaudited)

INVESTMENT INCOME:

Dividends	$5,451,335

EXPENSES:

Management fees (Note 3)	566,934
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	79,182
Sub-transfer agent fees (Note 3)	73,268
Fund accounting and administration fees (Note 3)	44,136
Directors’ fees (Note 3)	20,417
Chief Compliance Officer service fees (Note 3)	4,040
Custodian fees	5,478
Miscellaneous	132,787

Total Expenses	926,242
Less reduction of expenses (Note 3)	(310,598)

Net Expenses	615,644

NET INVESTMENT INCOME	4,835,691

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	14,250,656

Net change in unrealized appreciation (depreciation) on investments	(10,625,542)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,625,114

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,460,805

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)	FOR THE YEAR ENDED 10/31/22

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,835,691	$9,780,304
Net realized gain (loss) on investments	14,250,656	30,930,460
Net change in unrealized appreciation (depreciation) on investments	(10,625,542)	(53,030,170)

Net increase (decrease) from operations	8,460,805	(12,319,406)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class S	(5,777,778)	(4,768,541)
Class I	(7,189,004)	(7,576,710)
Class W	(18,995,093)	(18,708,063)
Class Z	(2,076,465)	(1,675,271)

Total distributions to shareholders	(34,038,340)	(32,728,585)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	8,150,871	(20,035,768)

Net increase (decrease) in net assets	(17,426,664)	(65,083,759)

NET ASSETS:

Beginning of period	385,993,343	451,077,102

End of period	$368,566,679	$385,993,343

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.23	$9.17	$6.78	$7.67	$8.77	$11.42
Income (loss) from investment operations:
Net investment income[1]	0.08	0.17	0.15	0.16	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.11	(0.45)	2.36	(0.68)	0.54	0.72
Total from investment operations	0.19	(0.28)	2.51	(0.52)	0.70	0.88
Less distributions to shareholders:
From net investment income	(0.14)	(0.14)	(0.12)	(0.14)	(0.19)	(0.27)
From net realized gain on investments	(0.61)	(0.52)	—	(0.23)	(1.61)	(3.26)
Total distributions to shareholders	(0.75)	(0.66)	(0.12)	(0.37)	(1.80)	(3.53)

Net asset value - End of period	$7.67	$8.23	$9.17	$6.78	$7.67	$8.77
Net assets - End of period (000’s omitted)	$61,882	$64,323	$72,925	$64,205	$83,332	$72,088
Total return[2]	1.99%	(3.39% )	37.17%	(7.09% )	11.11%	8.14%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.72% [3]	0.72%	0.72%	0.76%	0.82%	0.85%
Net investment income	2.16% [3]	1.98%	1.74%	2.26%	2.14%	1.71%
Series portfolio turnover	33%	31%	55%	29%	35%	96%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	N/A	0.04%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20[1]	10/31/19[1]	10/31/18[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.72	$9.68	$7.15	$8.07	$8.31	$9.58
Income (loss) from investment operations:
Net investment income[2]	0.10	0.19	0.17	0.18	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.10	(0.48)	2.49	(0.71)	0.61	0.59
Total from investment operations	0.20	(0.29)	2.66	(0.53)	0.80	0.76
Less distributions to shareholders:
From net investment income	(0.14)	(0.15)	(0.13)	(0.16)	(0.12)	(0.17)
From net realized gain on investments	(0.61)	(0.52)	—	(0.23)	(0.92)	(1.86)
Total distributions to shareholders	(0.75)	(0.67)	(0.13)	(0.39)	(1.04)	(2.03)

Net asset value - End of period	$8.17	$8.72	$9.68	$7.15	$8.07	$8.31
Net assets - End of period (000’s omitted)	$80,890	$86,444	$109,845	$120,221	$137,296	$88,864
Total return[3]	2.05%	(3.24% )	37.44%	(6.89% )	11.44%	8.35%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.54% [4]	0.52%	0.54%	0.55%	0.58%	0.60%
Net investment income	2.35% [4]	2.16%	1.93%	2.45%	2.38%	2.05%
Series portfolio turnover	33%	31%	55%	29%	35%	96%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	N/A	0.04%

1Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 4/30/23				3/1/19[1] TO
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.26	$9.20	$6.80	$7.69	$7.36
Income (loss) from investment operations:
Net investment income[2]	0.11	0.22	0.20	0.20	0.13
Net realized and unrealized gain (loss) on investments	0.09	(0.45)	2.37	(0.68)	0.35
Total from investment operations	0.20	(0.23)	2.57	(0.48)	0.48
Less distributions to shareholders:
From net investment income	(0.15)	(0.19)	(0.17)	(0.18)	(0.15)
From net realized gain on investments	(0.61)	(0.52)	—	(0.23)	—
Total distributions to shareholders	(0.76)	(0.71)	(0.17)	(0.41)	(0.15)

Net asset value - End of period	$7.70	$8.26	$9.20	$6.80	$7.69
Net assets - End of period (000’s omitted)	$202,673	$211,178	$244,197	$116,106	$76,322
Total return[3]	2.18%	(2.75% )	37.98%	(6.45% )	6.58%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.11% [4]	0.11%	0.11%	0.14% [5]	0.15%	[4]
Net investment income	2.77% [4]	2.58%	2.31%	2.84%	2.63%	[4]
Series portfolio turnover	33%	31%	55%	29%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.30%	[4]	0.30%	0.30%	0.30%	0.32%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 4/30/23				3/1/19[1] TO
	(UNAUDITED)	10/31/22	10/31/21	10/31/20[2]	10/31/19[2]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.72	$9.68	$7.15	$8.07	$7.67
Income (loss) from investment operations:
Net investment income[3]	0.10	0.20	0.19	0.19	0.12
Net realized and unrealized gain (loss) on investments	0.12	(0.48)	2.48	(0.72)	0.36
Total from investment operations	0.22	(0.28)	2.67	(0.53)	0.48
Less distributions to shareholders:
From net investment income	(0.15)	(0.16)	(0.14)	(0.16)	(0.08)
From net realized gain on investments	(0.61)	(0.52)	—	(0.23)	—
Total distributions to shareholders	(0.76)	(0.68)	(0.14)	(0.39)	(0.08)

Net asset value - End of period	$8.18	$8.72	$9.68	$7.15	$8.07
Net assets - End of period (000’s omitted)	$23,122	$24,049	$24,111	$15,781	$18,454
Total return[4]	2.22%	(3.12% )	37.61%	(6.77% )	6.31%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.41% [5]	0.41%	0.41%	0.45% [6]	0.45%	[5]
Net investment income	2.48% [5]	2.27%	2.04%	2.55%	2.35%	[5]
Series portfolio turnover	33%	31%	55%	29%	35%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	0.02%	[5]

1Commencement of operations.

2Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

3Calculated based on average shares outstanding during the periods.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Notes to Financial Statements (unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

13

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$12,159,088	$12,159,088	$—	$—
Consumer Discretionary	17,217,953	17,217,953	—	—
Consumer Staples	28,103,281	28,103,281	—	—
Energy	55,079,636	55,079,636	—	—
Financials	48,363,256	48,363,256	—	—
Health Care	68,517,536	68,517,536	—	—
Industrials	68,929,760	68,929,760	—	—
Information Technology	55,336,955	55,336,955	—	—
Materials	10,279,858	10,279,858	—	—
Short-Term Investment	3,980,009	3,980,009	—	—
Total assets	$367,967,332	$367,967,332	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2022 or April 30, 2023.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

14

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2019 through October 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $310,598 in management fees for Class W shares for the six months ended April 30, 2023.

As of April 30, 2023, there are no expenses eligible to be recouped by the Advisor.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

16

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $123,661,803 and $146,367,745, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	613,255	$4,840,713	2,173,078	$18,266,560
Reinvested	695,672	5,509,722	513,496	4,436,574
Repurchased	(1,053,506)	(8,285,721)	(2,824,845)	(24,015,926)
Total	255,421	$2,064,714	(138,271)	$(1,312,792)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	644,706	$5,407,280	1,741,033	$15,533,754
Reinvested	808,536	6,824,040	805,662	7,372,071
Repurchased	(1,465,386)	(12,406,912)	(3,987,767)	(35,946,984)
Total	(12,144)	$(175,592)	(1,441,072)	$(13,041,159)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	455,896	$3,530,797	1,720,313	$14,488,463
Reinvested	2,339,112	18,572,555	2,103,608	18,156,087
Repurchased	(2,060,201)	(16,505,134)	(4,794,298)	(40,542,102)
Total	734,807	$5,598,218	(970,377)	$(7,897,552)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	92,369	$770,604	483,905	$4,226,316
Reinvested	246,318	2,076,464	183,474	1,675,271
Repurchased	(267,056)	(2,183,537)	(401,665)	(3,685,852)
Total	71,631	$663,531	265,714	$2,215,735

At April 30, 2023, the Advisor and its affiliates owned 0.3% of the Series.

17

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended April 30, 2023, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2023.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2022 were as follows:

Ordinary income	$8,085,735
Long-term capital gains	24,642,850

At April 30, 2023, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$360,663,283
Unrealized appreciation	25,877,083
Unrealized depreciation	(18,573,034)

Net unrealized appreciation	$7,304,049

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

18

Disciplined Value Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

19

{This page intentionally left blank}

20

{This page intentionally left blank}

21

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning- napier. com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/23-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

Rainier International Discovery Series

Rainier International Discovery Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/22	ENDING ACCOUNT VALUE 4/30/23	EXPENSES PAID DURING PERIOD* 11/1/22 - 4/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,102.40	$7.30	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class I
Actual	$1,000.00	$1,104.10	$5.90	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class W
Actual	$1,000.00	$1,109.40	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$1,104.60	$5.22	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Rainier International Discovery Series

Portfolio Composition as of April 30, 2023

(unaudited)

Country Allocation[1,2]

1As a percentage of net assets.
[2]Allocations are based on country of risk.
[3]Miscellaneous
Ireland 0.8%
Luxembourg 0.5%
South Korea 0.7%
Switzerland 0.9%

2

Rainier International Discovery Series

Portfolio Composition as of April 30, 2023

(unaudited)

Sector Allocation[4]

4As a percentage of net assets.

3

Rainier International Discovery Series

Investment Portfolio - April 30, 2023

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 93.4%

Communication Services - 3.2%
Diversified Telecommunication Services - 1.8%
Internet Initiative Japan, Inc. (Japan)	562,800	$11,646,717
Interactive Media & Services - 1.4%
Auto Trader Group plc (United Kingdom)[1]	582,327	4,656,855
Rightmove plc (United Kingdom)	685,397	4,960,955
		9,617,810
Total Communication Services		21,264,527
Consumer Discretionary - 11.1%
Broadline Retail - 0.4%
BuySell Technologies Co. Ltd. (Japan)	73,500	2,495,552
Hotels, Restaurants & Leisure - 4.4%
Indian Hotels Co. Ltd. (India)	3,210,938	13,355,369
Minor International PCL - NVDR (Thailand)	3,622,500	3,355,264
SSP Group plc (United Kingdom)*	1,115,903	3,615,416
Trainline plc (United Kingdom)*1	663,249	2,078,844
Whitbread plc (United Kingdom)	168,622	6,902,041
		29,306,934
Household Durables - 0.7%
Nikon Corp. (Japan)	476,300	4,923,548
Leisure Products - 0.3%
MIPS AB (Sweden)[1]	36,561	1,976,976
Specialty Retail - 2.8%
Com7 PCL - NVDR (Thailand)	6,285,600	4,672,371
Nextage Co. Ltd. (Japan)	327,700	5,944,623
Siam Global House PCL (Thailand)	6,926,949	3,478,414
Siam Global House PCL (Thailand)	3,958,562	1,987,819
Watches of Switzerland Group plc (United Kingdom)*1	208,726	2,181,161
		18,264,388
Textiles, Apparel & Luxury Goods - 2.5%
Brunello Cucinelli S.p.A. (Italy)	78,213	7,489,085
Seiko Group Corp. (Japan)	229,300	5,033,169
VIP Industries Ltd. (India)	499,074	3,632,805
		16,155,059
Total Consumer Discretionary		73,122,457
Consumer Staples - 6.1%
Beverages - 3.6%
Royal Unibrew A/S (Denmark)	45,483	4,065,458
Varun Beverages Ltd. (India)	1,100,304	19,501,534
		23,566,992
Consumer Staples Distribution & Retail - 0.8%
Sumber Alfaria Trijaya Tbk PT (Indonesia)	27,850,484	5,506,939
Food Products - 1.2%
Universal Robina Corp. (Philippines)	2,962,040	7,882,458
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Care Products - 0.5%
L’Occitane International S.A. (Luxembourg)	1,386,500	$3,527,363
Total Consumer Staples		40,483,752
Energy - 2.2%
Energy Equipment & Services - 1.5%
Aker Solutions ASA (Norway)	2,666,064	9,515,817
Oil, Gas & Consumable Fuels - 0.7%
Gaztransport Et Technigaz S.A. (France)	45,749	4,892,453
Total Energy		14,408,270
Financials - 6.2%
Banks - 1.9%
Sydbank AS (Denmark)	282,889	12,620,908
Capital Markets - 1.0%
Euronext N.V. (Netherlands)[1]	83,803	6,664,788
Consumer Finance - 0.7%
CreditAccess Grameen Ltd. (India)*	383,888	4,536,603
Financial Services - 1.1%
Element Fleet Management Corp. (Canada)	542,927	7,100,909
Insurance - 1.5%
Topdanmark AS (Denmark)	181,612	9,587,250
Total Financials		40,510,458
Health Care - 7.2%
Biotechnology - 1.1%
BioGaia AB - Class B (Sweden)	418,600	4,155,366
PharmaEssentia Corp. (Taiwan)*	234,552	2,829,589
		6,984,955
Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co. Ltd. (Japan)	285,800	5,171,908
Revenio Group OYJ (Finland)	86,693	3,259,927
Xvivo Perfusion AB (Sweden)*	68,658	2,049,625
		10,481,460
Health Care Providers & Services - 1.8%
Amvis Holdings, Inc. (Japan)	336,686	7,332,101
Max Healthcare Institute Ltd. (India)*	746,500	4,206,221
		11,538,322
Health Care Technology - 0.6%
Pro Medicus Ltd. (Australia)	100,913	4,142,167
Pharmaceuticals - 2.1%
ALK-Abello A/S (Denmark)*	398,299	5,042,134
Kalbe Farma Tbk PT (Indonesia)	23,366,005	3,383,020
Virbac S.A. (France)	16,729	5,714,268
		14,139,422
Total Health Care		47,286,326

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Investment Portfolio - April 30, 2023

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 32.1%
Aerospace & Defense - 5.2%
CAE, Inc. (Canada)*	399,395	$8,988,119
Rheinmetall AG (Germany)	42,761	12,524,390
Saab AB - Class B (Sweden)	222,257	12,479,573
		33,992,082
Commercial Services & Supplies - 2.1%
ISS A/S (Denmark)	452,188	9,454,221
Park24 Co. Ltd. (Japan)*	295,600	4,569,113
		14,023,334
Construction & Engineering - 3.2%
Fugro N.V. (Netherlands)*	714,347	10,128,961
OX2 AB (Sweden)*	241,016	1,863,176
Worley Ltd. (Australia)	902,941	9,072,274
		21,064,411
Electrical Equipment - 2.4%
Alfen N.V. (Netherlands)*1	66,811	5,405,639
Hexatronic Group AB (Sweden)	583,494	4,935,607
Voltronic Power Technology Corp. (Taiwan)	96,498	5,548,641
		15,889,887
Ground Transportation - 2.5%
Sixt SE (Germany)	36,845	4,571,335
TFI International, Inc. (Canada)	112,660	12,142,018
		16,713,353
Machinery - 6.9%
Aalberts N.V. (Netherlands)	152,724	7,053,649
Interpump Group S.p.A. (Italy)	84,752	4,729,983
Nabtesco Corp. (Japan)	268,100	6,462,154
Takeuchi Manufacturing Co. Ltd. (Japan)	186,000	5,104,517
THK Co. Ltd. (Japan)	398,600	8,942,574
Trelleborg AB - Class B (Sweden)	305,528	7,677,342
VAT Group AG (Switzerland)[1]	16,499	5,820,677
		45,790,896
Professional Services - 3.4%
ALS Ltd. (Australia)	1,222,915	10,673,283
TechnoPro Holdings, Inc. (Japan)	419,900	11,456,423
		22,129,706
Trading Companies & Distributors - 4.4%
Howden Joinery Group plc (United Kingdom)	579,046	4,991,597
RS Group Plc (United Kingdom)	1,168,340	13,555,131
Sojitz Corp. (Japan)	267,300	5,629,745
Toromont Industries Ltd. (Canada)	58,711	4,744,201
		28,920,674
Transportation Infrastructure - 2.0%
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	321,646	9,214,394
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Japan Airport Terminal Co. Ltd. (Japan)	87,400	$4,282,863
		13,497,257
Total Industrials		212,021,600
Information Technology - 11.5%
Electronic Equipment, Instruments & Components - 4.5%
Barco N.V. (Belgium)	235,336	6,873,024
E Ink Holdings, Inc. (Taiwan)	555,000	3,457,715
Halma plc (United Kingdom)	151,248	4,398,804
Oxford Instruments plc (United Kingdom)	198,156	6,873,299
Sinbon Electronics Co. Ltd. (Taiwan)	732,000	8,115,935
		29,718,777
IT Services - 2.1%
Alten S.A. (France)	51,951	8,832,082
Keywords Studios plc (Ireland)	147,233	5,008,695
		13,840,777
Semiconductors & Semiconductor Equipment - 2.1%
eMemory Technology, Inc. (Taiwan)	121,000	7,234,806
Nordic Semiconductor ASA (Norway)*	165,961	1,797,023
SOITEC (France)*	32,612	4,816,918
		13,848,747
Software - 2.8%
The Descartes Systems Group, Inc. (Canada)*	72,407	5,737,621
Fortnox AB (Sweden)	626,249	4,316,699
QT Group OYJ (Finland)*	54,281	4,680,890
Technology One Ltd. (Australia)	391,127	3,943,273
		18,678,483
Total Information Technology		76,086,784
Materials - 6.8%
Chemicals - 1.7%
K+S AG (Germany)	65,602	1,308,487
Kaneka Corp. (Japan)	212,200	5,645,304
SKC Co. Ltd. (South Korea)	59,650	4,455,141
		11,408,932
Construction Materials - 1.4%
Semen Indonesia Persero Tbk PT (Indonesia)	3,937,130	1,601,329
Wienerberger AG (Austria)	255,702	7,702,956
		9,304,285
Containers & Packaging - 1.1%
Huhtamaki OYJ (Finland)	198,433	7,152,722
Metals & Mining - 2.6%
APL Apollo Tubes Ltd. (India)	375,472	5,500,953
Iluka Resources Ltd. (Australia)	649,522	4,772,668
OZ Minerals Ltd. (Australia)	184,749	3,239,583

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Investment Portfolio - April 30, 2023

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Pilbara Minerals Ltd. (Australia)	1,256,091	$3,575,099
		17,088,303
Total Materials		44,954,242
Real Estate - 3.7%
Hotel & Resort REITs - 1.7%
Japan Hotel REIT Investment Corp. (Japan)	20,253	11,442,808
Real Estate Management & Development - 2.0%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	2,311,600	7,302,699
The Phoenix Mills Ltd. (India)	318,578	5,644,491
		12,947,190
Total Real Estate		24,389,998
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities - 3.3%
Independent Power and Renewable Electricity Producers - 3.3%
Boralex, Inc. - Class A (Canada)	226,073	$6,591,050
ERG S.p.A. (Italy)	243,682	7,358,757
NHPC Ltd. (India)	6,696,368	3,635,683
West Holdings Corp. (Japan)	163,400	3,895,591
Total Utilities		21,481,081

TOTAL COMMON STOCKS (Identified Cost $521,980,298)		616,009,495

SHORT-TERM INVESTMENT - 6.7%

Dreyfus Government Cash Management, Institutional Shares, 4.76%[2]
(Identified Cost $44,360,235)	44,360,235	44,360,235

TOTAL INVESTMENTS - 100.1% (Identified Cost $566,340,533)		660,369,730
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(505,129)
NET ASSETS - 100%		$659,864,601

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $28,784,940, which represented 4.4% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2023.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

Japan - 16.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Statement of Assets and Liabilities

April 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $566,340,533) (Note 2)	$660,369,730
Cash	570
Foreign currency, at value (identified cost $493,985)	492,750
Dividends receivable	2,161,983
Receivable for securities sold	1,432,993
Foreign tax reclaims receivable	1,028,659
Receivable for fund shares sold	468,391
Prepaid expenses	39,289

TOTAL ASSETS	665,994,365

LIABILITIES:

Accrued management fees (Note 3)	454,061
Accrued sub-transfer agent fees (Note 3)	107,858
Accrued fund accounting and administration fees (Note 3)	42,472
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	7,185
Directors’ fees payable (Note 3)	3,719
Accrued Chief Compliance Officer service fees (Note 3)	2,665
Accrued foreign capital gains tax (Note 2 )	2,515,872
Payable for securities purchased	2,718,216
Payable for fund shares repurchased	193,407
Other payables and accrued expenses	84,309

TOTAL LIABILITIES	6,129,764

TOTAL NET ASSETS	$659,864,601

NET ASSETS CONSIST OF:

Capital stock	$289,078
Additional paid-in-capital	644,687,016
Total distributable earnings	14,888,507

TOTAL NET ASSETS	$659,864,601

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($35,319,599/1,577,735 shares)	$22.39

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($319,395,617/14,001,166 shares)	$22.81

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($25,499,007/1,118,909 shares)	$22.79

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($279,650,378/12,210,032 shares)	$22.90

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2023 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $647,424)	$5,611,553

EXPENSES:

Management fees (Note 3)	2,841,869
Sub-transfer agent fees (Note 3)	156,004
Fund accounting and administration fees (Note 3)	84,586
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	42,670
Directors’ fees (Note 3)	35,952
Chief Compliance Officer service fees (Note 3)	4,040
Custodian fees	86,165
Interest expense	7,622
Miscellaneous	230,931

Total Expenses	3,489,839
Less reduction of expenses (Note 3)	(175,833)

Net Expenses	3,314,006

NET INVESTMENT INCOME	2,297,547

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax refund of $638,730)	(18,616,511)
Foreign currency and translation of other assets and liabilities	(121,756)
(18,738,267)
Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $105,903)	79,080,276
Foreign currency and translation of other assets and liabilities	76,274
79,156,550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	60,418,283

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,715,830

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/23 (UNAUDITED)	FOR THE YEAR ENDED 10/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,297,547	$2,289,274
Net realized gain (loss) on investments and foreign currency	(18,738,267)	(57,099,398)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	79,156,550	(238,282,083)

Net increase (decrease) from operations	62,715,830	(293,092,207)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class S	—	(5,044,645)
Class I	—	(35,619,104)
Class W	(250,429)	(3,615,053)
Class Z	(272,966)	(42,079,965)

Total distributions to shareholders	(523,395)	(86,358,767)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 5)	(44,178,176)	201,207,652

Net increase (decrease) in net assets	18,014,259	(178,243,322)

NET ASSETS:

Beginning of period	641,850,342	820,093,664

End of period	$659,864,601	$641,850,342

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/23 (UNAUDITED)		10/31/22	10/31/21	10/31/20		10/31/19	10/31/18

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.31		$34.75	$25.62	$20.41		$18.83	$20.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04		(0.00)[2]	(0.13)	(0.11)		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	2.04		(10.85)	9.77	5.32		1.67	(1.77)
Total from investment operations	2.08		(10.85)	9.64	5.21		1.60	(1.78)
Less distributions to shareholders:
From net investment income	—		—	—	—		(0.02)	—
From net realized gain on investments	—		(3.59)	(0.51)	—		—	—
Total distributions to shareholders	—		(3.59)	(0.51)	—		(0.02)	—
Net asset value - End of period	$22.39		$20.31	$34.75	$25.62		$20.41	$18.83
Net assets - End of period (000’s omitted)	$35,320		$32,038	$47,911	$36,577		$39,387	$193,071
Total return[3]	10.24%		(34.40% )	38.06%	25.53%		8.53%	(8.64% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.40%	[4]	1.39%	1.40%	1.40%		1.40%	1.40%
Net investment income (loss)	0.38%	[4]	(0.02% )	(0.41% )	(0.48%	)	(0.36% )	(0.05% )
Series portfolio turnover	31%	[4]	76%	76%	91%		102%	73%

*Effective March 1, 2019, Class K shares of the Series have been redesignated as Class S Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.02%	[4]	N/A	0.00%	[5]	0.05%	0.04%	0.03%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Financial Highlights - Class I

	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/23 (UNAUDITED)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.66		$35.24	$25.91	$20.64	$19.04	$20.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07		0.07	(0.05)	(0.05)	0.06	0.07
Net realized and unrealized gain (loss) on investments	2.08		(11.03)	9.89	5.38	1.61	(1.81)
Total from investment operations	2.15		(10.96)	9.84	5.33	1.67	(1.74)
Less distributions to shareholders:
From net investment income	—		(0.03)	—	(0.06)	(0.07)	(0.03)
From net realized gain on investments	—		(3.59)	(0.51)	—	—	—
Total distributions to shareholders	—		(3.62)	(0.51)	(0.06)	(0.07)	(0.03)
Net asset value - End of period	$22.81		$20.66	$35.24	$25.91	$20.64	$19.04
Net assets - End of period (000’s omitted)	$319,396		$281,907	$335,259	$174,435	$154,009	$161,390
Total return[2]	10.41%		(34.25% )	38.41%	25.88%	8.81%	(8.38% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.13%	[3]	1.12%	1.13% [4]	1.15%	1.14%	1.12%
Net investment income (loss)	0.67%	[3]	0.28%	(0.14% )	(0.22% )	0.31%	0.30%
Series portfolio turnover	31%	[3]	76%	76%	91%	102%	73%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.00%	[5]	0.03%	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.11%.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 4/30/23				3/1/19[1] TO
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.75	$35.39	$25.93	$20.59	$19.34
Income (loss) from investment operations:
Net investment income[2]	0.19	0.33	0.28	0.19	0.22
Net realized and unrealized gain (loss) on investments	2.08	(11.03)	9.90	5.36	1.03
Total from investment operations	2.27	(10.70)	10.18	5.55	1.25
Less distributions to shareholders:
From net investment income	(0.23)	(0.35)	(0.21)	(0.21)	—
From net realized gain on investments	—	(3.59)	(0.51)	—	—
Total distributions to shareholders	(0.23)	(3.94)	(0.72)	(0.21)	—
Net asset value - End of period	$22.79	$20.75	$35.39	$25.93	$20.59
Net assets - End of period (000’s omitted)	$25,499	$22,552	$32,618	$24,962	$18,095
Total return[3]	10.94%	(33.57% )	39.91%	27.17%	6.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [4]	0.10%	0.10%	0.10%	0.10% [4]
Net investment income	1.68% [4]	1.28%	0.87%	0.84%	1.65% [4]
Series portfolio turnover	31%	76%	76%	91%	102%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.94% [4]	0.92%	0.93%	0.97%	1.00% [4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Rainier International Discovery Series

Financial Highlights - Class Z*

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/23
	(UNAUDITED)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.75	$35.36	$25.96	$20.67	$19.06	$20.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.09	(0.01)	(0.01)	0.09	0.03
Net realized and unrealized gain (loss) on investments	2.09	(11.06)	9.92	5.38	1.61	(1.75)
Total from investment operations	2.17	(10.97)	9.91	5.37	1.70	(1.72)
Less distributions to shareholders:
From net investment income	(0.02)	(0.05)	(0.00)[2]	(0.08)	(0.09)	(0.04)
From net realized gain on investments	—	(3.59)	(0.51)	—	—	—
Total distributions to shareholders	(0.02)	(3.64)	(0.51)	(0.08)	(0.09)	(0.04)
Net asset value - End of period	$22.90	$20.75	$35.36	$25.96	$20.67	$19.06
Net assets - End of period (000’s omitted)	$279,650	$305,353	$404,306	$283,566	$237,740	$168,789
Total return[3]	10.46%	(34.17% )	38.61%	26.06%	8.99%	(8.29% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.00% [4]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.75% [4]	0.34%	(0.03% )	(0.05% )	0.48%	0.16%
Series portfolio turnover	31%	76%	76%	91%	102%	73%

*Effective August 21, 2018, Class R6 shares of the Series have been redesignated as Class Z shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04% [4]	0.02%	0.03%	0.07%	0.08%	0.04%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

14

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$21,264,527	$—	$21,264,527	$—
Consumer Discretionary	73,122,457	—	73,122,457	—
Consumer Staples	40,483,752	—	40,483,752	—
Energy	14,408,270	—	14,408,270	—
Financials	40,510,458	7,100,909	33,409,549	—
Health Care	47,286,326	—	47,286,326	—
Industrials	212,021,600	35,088,732	176,932,868	—
Information Technology	76,086,784	5,737,621	70,349,163	—
Materials	44,954,242	—	44,954,242	—
Real Estate	24,389,998	7,302,699	17,087,299	—
Utilities	21,481,081	6,591,050	14,890,031	—
Short-Term Investment	44,360,235	44,360,235	—	—
Total assets	$660,369,730	$106,181,246	$554,188,484	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2022 or April 30, 2023.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

15

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2019 through October 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and select and oversee the Sub-Advisor, who provides the Series with advice and assistance in the choice of investments and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub- Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to these agreements, the Advisor waived $110,254 in management fees for Class W shares for the six months ended April 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $3,073, $5,180, and $57,326 for Class S, Class W, and Class Z shares, respectively, for the six months ended April 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations.

As of April 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2023	2024	2025	2026	TOTAL
Class S	$17,196	$1,492	$—	$3,073	$21,761
Class W	14,579	9,014	6,376	5,180	35,149
Class Z	172,344	106,848	77,934	57,326	414,452

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $184,039,702 and $236,349,346, respectively. There were no purchases or sales of U.S. Government securities.

18

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	292,516	$6,476,807	591,869	$14,774,798
Reinvested	—	—	168,258	4,941,733
Repurchased	(292,624)	(6,415,115)	(560,825)	(14,155,725)
Total	(108)	$61,692	199,302	$5,560,806

CLASS I	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,143,099	$70,390,419	8,653,053	$220,241,247
Reinvested	—	—	1,113,562	33,195,284
Repurchased	(2,784,477)	(61,596,370)	(5,636,543)	(140,396,678)
Total	358,622	$8,794,049	4,130,072	$113,039,853

CLASS W	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	54,904	$1,218,798	81,502	$2,044,963
Reinvested	10,775	241,796	121,883	3,615,053
Repurchased	(33,883)	(764,111)	(38,053)	(1,004,110)
Total	31,796	$696,483	165,332	$4,655,906

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/23		FOR THE YEAR ENDED 10/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,915,919	$43,651,021	7,019,272	$168,961,430
Reinvested	8,352	189,009	820,742	24,548,372
Repurchased	(4,429,188)	(97,570,430)	(4,558,751)	(115,558,715)
Total	(2,504,917)	$(53,730,400)	3,281,263	$77,951,087

At April 30, 2023, one shareholder account owned 11.6% of the Series. In addition, the Advisor and its affiliates owned 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended April 30, 2023, the Rainier International Discovery Series borrowed for 5 days and the average daily amount of borrowings outstanding under the line of credit was 12,600,000 with a weighted average interest rate of 4.42%. As of April 30, 2023, there was no borrowing outstanding.

19

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2023.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2022 were as follows:

Ordinary income	$21,621,015
Long-term capital gains	64,737,752

At April 30, 2023, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$576,159,917
Unrealized appreciation	99,269,899
Unrealized depreciation	(15,060,086)
Net unrealized appreciation	$84,209,813

At October 31, 2022, the Series had net short-term capital loss carryforwards of $50,675,540, which may be carried forward indefinitely.

20

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

21

Rainier International Discovery Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

22

{This page intentionally left blank}

23

{This page intentionally left blank}

24

{This page intentionally left blank}

25

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manningnapier. com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIDS-04/23-SAR

26

(b)	Not applicable.

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants

Not applicable.

Item 6: Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 6/16/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 6/16/2023

/s/ Troy M. Statczar

Troy M. Statczar

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: 6/16/2023